UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/17

Item 1. Schedule of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.8%
Australia 99.6%
Adelaide Brighton Ltd.	Construction Materials	1,084	$5,528
AGL Energy Ltd.	Multi-Utilities	1,562	29,761
ALS Ltd.	Professional Services	1,196	6,539
Alumina Ltd.	Metals & Mining	5,966	11,339
Amcor Ltd.	Containers & Packaging	2,760	33,288
AMP Ltd.	Diversified Financial Services	6,992	28,383
Ansell Ltd.	Health Care Equipment & Supplies	342	6,500
Apa Group	Gas Utilities	2,658	17,318
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,520	28,176
Aurizon Holdings Ltd.	Road & Rail	4,608	17,877
AusNet Services	Electric Utilities	4,228	5,969
Australia & New Zealand Banking Group Ltd.	Banks	7,002	157,398
Australian Stock Exchange Ltd.	Capital Markets	462	19,824
Bank of Queensland Ltd.	Banks	936	9,312
Bendigo and Adelaide Bank Ltd.	Banks	1,138	10,387
BHP Billiton Ltd.	Metals & Mining	7,660	177,162
Bluescope Steel Ltd.	Metals & Mining	1,336	16,061
Boral Ltd.	Construction Materials	2,786	16,975
Brambles Ltd.	Commercial Services & Supplies	3,792	29,867
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	622	16,565
Challenger Ltd.	Diversified Financial Services	1,360	14,924
Cimic Group Ltd.	Construction & Engineering	232	9,336
Coca-Cola Amatil Ltd.	Beverages	1,250	8,320
Cochlear Ltd.	Health Care Equipment & Supplies	134	17,946
Commonwealth Bank of Australia	Banks	4,172	262,160
Computershare Ltd.	IT Services	1,160	14,789
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	846	8,615
CSL Ltd.	Biotechnology	1,082	119,580
CSR Ltd.	Construction Materials	1,200	4,468
	Equity Real Estate Investment Trusts
Dexus	(REITs)	2,426	18,501
[a] Domain Holdings Australia Ltd.	Internet Software & Services	550	1,475
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	146	5,333
Downer EDI Ltd.	Commercial Services & Supplies	1,418	7,686
DuluxGroup Ltd.	Chemicals	926	5,548
Fairfax Media Ltd.	Media	5,474	3,340
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	134	4,637
Fortescue Metals Group Ltd.	Metals & Mining	3,834	14,634
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	4,188	27,581
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	4,300	17,186
Harvey Norman Holdings Ltd.	Multiline Retail	1,260	4,110
Healthscope Ltd.	Health Care Providers & Services	4,138	6,797
Iluka Resources Ltd.	Metals & Mining	992	7,891
Incitec Pivot Ltd.	Chemicals	4,022	12,269
Insurance Australia Group Ltd.	Insurance	5,642	31,949
IOOF Holdings Ltd.	Capital Markets	802	6,724
James Hardie Industries PLC, CDI	Construction Materials	1,050	18,577
LendLease Group	Real Estate Management & Development	1,384	17,699
Macquarie Atlas Roads Group	Transportation Infrastructure	1,596	7,852
Macquarie Group Ltd.	Capital Markets	734	57,197
Magellan Financial Group Ltd.	Capital Markets	306	6,453
Medibank Private Ltd.	Insurance	6,558	16,875
Metcash Ltd.	Food & Staples Retailing	2,314	5,647
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	8,834	16,237
National Australia Bank Ltd.	Banks	6,378	147,511
Newcrest Mining Ltd.	Metals & Mining	1,830	32,663

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Nufarm Ltd.	Chemicals	516	3,527
Oil Search Ltd.	Oil, Gas & Consumable Fuels	2,790	16,999
Orica Ltd.	Chemicals	896	12,685
[a] Origin Energy Ltd.	Oil, Gas & Consumable Fuels	4,174	30,753
Orora Ltd.	Containers & Packaging	2,880	7,636
OZ Minerals Ltd.	Metals & Mining	712	5,101
Perpetual Ltd.	Capital Markets	104	3,933
Platinum Asset Management Ltd.	Capital Markets	554	3,341
Qantas Airways Ltd.	Airlines	1,862	7,340
QBE Insurance Group Ltd.	Insurance	3,270	27,315
Ramsay Health Care Ltd.	Health Care Providers & Services	304	16,673
REA Group Ltd.	Internet Software & Services	120	7,194
Rio Tinto Ltd.	Metals & Mining	984	58,346
[a] Santos Ltd.	Oil, Gas & Consumable Fuels	4,220	17,989
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	12,192	39,956
Seek Ltd.	Professional Services	818	12,163
Seven West Media Ltd.	Media	2,122	1,021
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	1,776	3,237
Sonic Healthcare Ltd.	Health Care Providers & Services	1,000	17,880
South32 Ltd.	Metals & Mining	12,448	33,979
The Star Entertainment Grp Ltd.	Hotels, Restaurants & Leisure	1,968	9,359
	Equity Real Estate Investment Trusts
Stockland	(REITs)	5,768	20,211
Suncorp-Metway Ltd.	Insurance	3,082	33,411
Sydney Airport	Transportation Infrastructure	2,632	14,513
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	4,488	19,586
Telstra Corp. Ltd.	Diversified Telecommunication Services	9,926	28,182
TPG Telecom Ltd.	Diversified Telecommunication Services	858	4,409
Transurban Group	Transportation Infrastructure	5,288	51,411
Treasury Wine Estates Ltd.	Beverages	1,734	21,646
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	7,702	16,386
Vocus Group Ltd.	Diversified Telecommunication Services	1,424	3,375
Wesfarmers Ltd.	Food & Staples Retailing	2,700	93,806
	Equity Real Estate Investment Trusts
Westfield Corp.	(REITs)	4,568	33,906
Westpac Banking Corp.	Banks	8,094	198,468
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	1,624	5,665
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,004	51,850
Woolworths Group Ltd.	Food & Staples Retailing	3,088	65,937
[a] WorleyParsons Ltd.	Energy Equipment & Services	484	5,432
			2,611,360
United States 0.2%
Sims Metal Management Ltd.	Metals & Mining	392	4,835

Total Investments (Cost $2,604,821) 99.8%			2,616,195

Other Assets, less Liabilities 0.2%			5,272
Net Assets 100.0%			$2,621,467

aNon-income producing.

Abbreviations

Selected Portfolio

CDI - Clearing House Electronic Subregister System Depositary Interest
REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 65.6%
Brazil 65.6%
	Independent Power and Renewable
AES Tiete Energia SA	Electricity Producers	2,000	$7,687
Ambev SA	Beverages	56,300	361,178
[a] Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	3,800	17,470
B3 SA - Brasil Bolsa Balcao	Capital Markets	25,300	173,746
Banco Bradesco SA	Banks	10,100	97,617
Banco BTG Pactual SA	Capital Markets	2,500	14,312
Banco do Brasil S.A.	Banks	13,500	129,502
Banco Santander Brasil SA	Banks	5,100	49,015
BB Seguridade Participacoes SA	Insurance	8,700	74,723
BR Malls Paricipacoes SA	Real Estate Management & Development	10,600	40,680
[a] BRF SA	Food Products	7,600	83,856
CCR SA	Transportation Infrastructure	14,300	69,623
[a] Centrais Eletricas Brasileiras SA	Electric Utilities	4,000	23,322
[a] Cia Siderurgica Nacional SA	Metals & Mining	7,900	19,958
Cielo SA	IT Services	14,300	101,395
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	4,300	44,502
Companhia Energetica de Minas Gerais	Electric Utilities	1,000	1,932
Companhia Paranaense de Energia-Copel	Electric Utilities	300	1,935
Cosan SA Industria e Comercio	Oil, Gas & Consumable Fuels	2,000	25,022
EDP-Energias do Brasil SA	Electric Utilities	3,800	16,038
Embraer SA	Aerospace & Defense	9,400	56,676
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	1,800	19,269
Equatorial Energia SA	Electric Utilities	2,200	43,541
Estacio Participacoes SA	Diversified Consumer Services	3,300	32,651
Fibria Celulose SA	Paper & Forest Products	3,000	43,276
Fleury SA	Health Care Providers & Services	2,500	22,316
Gerdau SA	Metals & Mining	1,100	3,439
Grendene SA	Textiles, Apparel & Luxury Goods	1,100	9,434
Hypermarcas SA	Pharmaceuticals	4,800	52,094
IRB Brasil Resseguros SA	Insurance	800	8,200
JBS SA	Food Products	13,400	39,629
Klabin SA	Containers & Packaging	8,500	45,100
Kroton Educacional SA	Diversified Consumer Services	19,500	108,167
Localiza Rent a Car SA	Road & Rail	6,000	39,902
Lojas Americanas SA	Multiline Retail	2,800	11,083
Lojas Renner SA	Multiline Retail	9,100	97,362
M. Dias Branco SA	Food Products	1,100	17,277
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,200	25,649
Multiplus SA	Media	600	6,331
Natura Cosmeticos SA	Personal Products	2,400	23,920
Odontoprev SA	Health Care Providers & Services	3,400	16,308
[a] Petrobras Distribuidora S.A.	Specialty Retail	3,700	19,074
[a] Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	37,800	192,698
Porto Seguro SA	Insurance	1,200	13,143
Qualicorp SA	Health Care Providers & Services	3,100	28,971
Raia Drogasil SA	Food & Staples Retailing	2,800	77,489
[a] Rumo SA	Road & Rail	13,500	52,786
Sao Martinho SA	Food Products	2,100	12,218
Smiles Fidelidade SA	Media	700	16,017
Sul America SA	Insurance	2,800	15,751
Suzano Papel e Celulose SA	Paper & Forest Products	5,600	31,553
TIM Participacoes SA	Wireless Telecommunication Services	10,300	40,677
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	2,400	15,440
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	5,400	122,095
Vale SA	Metals & Mining	41,049	498,216
Weg SA	Machinery	7,800	56,693

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Total Common Stocks (Cost $3,160,842)			3,267,958
Preferred Stocks 33.8%
Brazil 33.8%
[a] Azul SA, pfd.	Airlines	1,200	9,731
[b] Banco Bradesco SA, 3.663%, pfd.	Banks	38,900	396,963
[b] Bradespar SA, 4.972%, pfd.	Metals & Mining	2,900	25,109
Braskem SA, 2.932%, pfd., A	Chemicals	2,400	31,017
Centrais Eletricas Brasileiras SA, 7.894%, pfd., B	Electric Utilities	2,900	19,846
[b] Cia de Transmissao de Energia Eletrica Paulista, 4.541%, pfd.	Electric Utilities	600	12,101
Companhia Brasileira de Distribuicao, 0.399%, pfd., A	Food & Staples Retailing	2,000	47,590
[b] Companhia de Gas de Sao Paulo, 17.630%, pfd., A	Gas Utilities	200	3,618
[b] Companhia Energetica de Minas Gerais, pfd., 3.435%, pfd.	Electric Utilities	12,000	24,853
[b] Companhia Paranaense de Energia, 7.788%, pfd., B	Electric Utilities	1,300	9,778
[b] Gerdau SA, 0.404%, pfd.	Metals & Mining	12,000	44,786
[b] Itau Unibanco Holding SA, 3.520%, pfd.	Banks	40,200	516,028
[b] Itausa-Investimentos Itau SA, 4.381%, pfd.	Banks	50,300	164,073
[b] Lojas Americanas SA, 0.147%, pfd.	Multiline Retail	9,800	50,372
[a] Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels	49,300	239,284
[b] Telefonica Brasil SA, 6.201%, pfd.	Diversified Telecommunication Services	5,300	77,684
[a] Usinas Siderurgicas de Minas Gerais SA, pfd., A	Metals & Mining	4,800	13,168
Total Preferred Stocks (Cost $1,680,217)			1,686,001
Total Investments (Cost $4,841,059) 99.4%			4,953,959

Other Assets, less Liabilities 0.6%			31,306
Net Assets 100.0%			$4,985,265

aNon-income producing.
bVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.6%
Canada 99.1%
Agnico Eagle Mines Ltd.	Metals & Mining	440	$20,382
Agrium Inc.	Chemicals	266	30,694
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	806	42,193
ARC Resources Ltd.	Oil, Gas & Consumable Fuels	674	7,934
Bank of Montreal	Banks	1,250	100,353
Bank of Nova Scotia	Banks	2,322	150,334
Barrick Gold Corp.	Metals & Mining	2,234	32,415
BCE Inc.	Diversified Telecommunication Services	578	27,854
	Technology Hardware, Storage &
[a] Blackberry Ltd.	Peripherals	1,012	11,340
Brookfield Asset Management Inc., A	Capital Markets	1,620	70,750
Canadian Imperial Bank of Commerce	Banks	844	82,544
Canadian National Railway Co.	Road & Rail	1,442	119,289
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	2,276	81,598
Canadian Pacific Railway Ltd.	Road & Rail	278	50,956
Canadian Tire Corp. Ltd., A	Multiline Retail	122	15,959
Canadian Utilities Ltd., A	Multi-Utilities	226	6,748
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	2,358	21,605
[a] CGI Group Inc., A	IT Services	482	26,274
CI Financial Corp.	Capital Markets	502	11,927
Constellation Software Inc.	Software	38	23,111
Crescent Point Energy Corp.	Oil, Gas & Consumable Fuels	1,038	7,937
Dollarama Inc.	Multiline Retail	200	25,069
Enbridge Inc.	Oil, Gas & Consumable Fuels	3,172	124,455
EnCana Corp.	Oil, Gas & Consumable Fuels	1,870	25,029
Fairfax Financial Holdings Ltd.	Insurance	52	27,779
Fortis Inc.	Electric Utilities	794	29,220
Franco-Nevada Corp.	Metals & Mining	352	28,223
George Weston Ltd.	Food & Staples Retailing	88	7,667
Goldcorp Inc.	Metals & Mining	1,658	21,212
Great-West Lifeco Inc.	Insurance	532	14,903
[a] Husky Energy Inc.	Oil, Gas & Consumable Fuels	588	8,330
[b] Hydro One Ltd., 144A	Electric Utilities	572	10,226
IESI-BFC Ltd.	Commercial Services & Supplies	502	35,722
IGM Financial Inc.	Capital Markets	160	5,638
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	490	15,342
Intact Financial Corp.	Insurance	266	22,289
Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels	720	14,958
Loblaw Cos. Ltd.	Food & Staples Retailing	388	21,126
Magna International Inc.	Auto Components	654	37,185
Manulife Financial Corp.	Insurance	3,792	79,354
Metro Inc., A	Food & Staples Retailing	438	14,070
National Bank of Canada	Banks	654	32,738
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	960	34,869
Potash Corp. of Saskatchewan Inc.	Chemicals	1,610	33,126
Power Corp. of Canada	Insurance	738	19,066
Power Financial Corp.	Insurance	470	12,956
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	440	27,135
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	624	12,132
Rogers Communications Inc., B	Wireless Telecommunication Services	688	35,170
Royal Bank of Canada	Banks	2,802	229,559
Saputo Inc.	Food Products	418	15,073
Shaw Communications Inc.	Media	836	19,143
SNC-Lavalin Group Inc., A	Construction & Engineering	336	15,299
Sun Life Financial Inc.	Insurance	1,178	48,777
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	3,208	118,161
Teck Resources Ltd., B	Metals & Mining	898	23,558
TELUS Corp.	Diversified Telecommunication Services	378	14,366

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Thomson Reuters Corp.	Capital Markets	538	23,526
The Toronto-Dominion Bank	Banks	3,568	209,732
[a] Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	478	8,691
TransCanada Corp.	Oil, Gas & Consumable Fuels	1,666	81,349
[a] Turquoise Hill Resources Ltd.	Metals & Mining	1,902	6,512
Wheaton Precious Metals Corp.	Metals & Mining	846	18,764
			2,549,696
United States 0.5%
[a] Valeant Pharmaceuticals International Inc.	Pharmaceuticals	656	13,717
Total Investments (Cost $2,520,083) 99.6%			2,563,413
Other Assets, less Liabilities 0.4%			9,437
Net Assets 100.0%			$2,572,850

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At December 31, 2017, the value of this security was $10,226, representing 0.4% of net assets.

Abbreviations

Selected Portfolio

REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.9%
China 98.2%
[a] 3SBio Inc.	Biotechnology	6,000	$11,774
[a] 58.com Inc., ADR	Internet Software & Services	552	39,507
Agile Property Holdings Ltd.	Real Estate Management & Development	8,000	12,137
Agricultural Bank of China Ltd., H	Banks	164,000	76,364
Air China Ltd., H	Airlines	12,000	14,552
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	6,871	1,184,767
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	20,000	10,106
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	26,000	18,592
Angang Steel Co. Ltd., H	Metals & Mining	6,000	5,488
Anhui Conch Cement Co. Ltd., H	Construction Materials	7,500	35,258
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,336
Anhui Gujing Distillery Co. Ltd., B	Beverages	800	4,520
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	8,000	36,279
[a] Autohome Inc., ADR	Internet Software & Services	350	22,635
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	16,000	8,514
BAIC Motor Corp. Ltd., H	Automobiles	9,000	11,720
[a] Baidu Inc., ADR	Internet Software & Services	1,753	410,570
Bank of China Ltd., H	Banks	485,000	238,241
Bank of Communications Co. Ltd.	Banks	50,000	37,097
BBMG Corp., H	Construction Materials	15,000	6,812
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	10,000	15,069
Beijing Enterprises Holdings Ltd.	Industrial Conglomerates	3,000	17,807
[a] Beijing Enterprises Water Group Ltd.	Water Utilities	24,000	18,574
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	12,000	3,224
Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	1,458
[a] Bengang Steel Plates Co. Ltd., B	Metals & Mining	2,600	1,081
	Technology Hardware, Storage &
BOE Technology Group Co. Ltd., B	Peripherals	7,700	4,895
Brilliance China Automotive Holdings Ltd.	Automobiles	18,000	48,124
BYD Co. Ltd., H	Automobiles	4,500	39,202
BYD Electronic International Co. Ltd.	Communications Equipment	5,000	10,886
[a] CAR Inc.	Road & Rail	4,000	3,505
Central China Securities Co. Ltd., H	Capital Markets	8,000	3,367
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	70,000	18,984
China Agri-Industries Holdings Ltd.	Food Products	13,000	5,687
China Bluechemical Ltd.	Chemicals	12,000	3,792
China Cinda Asset Management Co. Ltd., H	Capital Markets	61,000	22,317
China CITIC Bank Corp. Ltd.	Banks	53,000	33,221
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	13,000	5,870
China Communications Construction Co. Ltd., H	Construction & Engineering	28,000	31,806
China Communications Services Corp. Ltd.	Diversified Telecommunication Services	16,000	10,725
China Conch Venture Holdings Ltd.	Machinery	10,500	24,311
China Construction Bank Corp., H	Banks	570,000	524,989
China Dongxiang Group Co. Ltd.	Textiles, Apparel & Luxury Goods	20,000	3,710
China Eastern Airlines Corp. Ltd., H	Airlines	10,000	7,253
China Everbright Bank Co. Ltd., H	Banks	21,000	9,805
China Everbright International Ltd.	Commercial Services & Supplies	17,000	24,269
China Everbright Ltd.	Capital Markets	6,000	13,416
[a] China Evergrande Group	Real Estate Management & Development	19,000	65,502
China Foods Ltd.	Food Products	4,000	2,338
China Galaxy Securities Co. Ltd., H	Capital Markets	23,500	17,315
China Huarong Asset Management Co. Ltd., H	Capital Markets	59,000	27,850
China International Capital Corp. Ltd., H	Capital Markets	4,400	9,152
China International Marine Containers (Group) Co. Ltd.	Machinery	2,800	5,409
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	32,000	14,082
China Life Insurance Co. Ltd., H	Insurance	48,000	150,743
[a] China Literature Ltd.	Internet Software & Services	1,000	10,662

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	150	21,665
	Independent Power and Renewable
China Longyuan Power Group Corp. Ltd.	Electricity Producers	21,000	14,936
China Machinery Engineering Corp., H	Construction & Engineering	6,000	3,891
China Medical System Holdings Ltd.	Pharmaceuticals	8,000	18,646
China Merchants Bank Co. Ltd., H	Banks	24,000	95,481
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	8,000	20,928
China Merchants Securities Co. Ltd.	Capital Markets	5,800	8,992
China Minsheng Banking Corp. Ltd., H	Banks	34,000	34,055
China Mobile Ltd.	Wireless Telecommunication Services	33,500	339,615
China Molybdenum Co. Ltd., H	Metals & Mining	24,000	15,412
China National Building Material Co. Ltd., H	Construction Materials	18,000	16,095
China National Materials Co. Ltd., H	Construction Materials	7,000	5,229
China Oilfield Services Ltd., H	Energy Equipment & Services	12,000	11,682
China Overseas Land & Investment Ltd.	Real Estate Management & Development	24,000	77,213
China Pacific Insurance Group Co. Ltd., H	Insurance	16,400	78,777
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	164,000	120,210
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	28,000	7,343
China Railway Construction Corp. Ltd., H	Construction & Engineering	12,000	13,908
China Railway Group Ltd., H	Construction & Engineering	24,000	17,745
	Electronic Equipment, Instruments &
China Railway Signal & Communication Corp. Ltd., H	Components	10,000	7,829
China Reinsurance Group Corp., H	Insurance	43,000	9,791
China Resources Beer Holdings Co. Ltd.	Beverages	10,000	35,882
China Resources Cement Holdings Ltd.	Construction Materials	12,000	7,890
China Resources Gas Group Ltd.	Gas Utilities	6,000	21,759
China Resources Land Ltd.	Real Estate Management & Development	18,000	52,959
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	10,500	13,593
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	12,000	22,350
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	22,000	56,989
China South City Holdings Ltd.	Real Estate Management & Development	16,000	4,196
China Southern Airlines Co. Ltd., H	Airlines	12,000	12,388
China State Construction International Holdings Ltd.	Construction & Engineering	12,000	16,794
China Taiping Insurance Holdings Co. Ltd.	Insurance	9,200	34,483
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	88,000	41,876
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	16,000	8,514
[a] China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	36,000	48,631
China Vanke Co. Ltd., H	Real Estate Management & Development	8,400	33,526
China Zhongwang Holdings Ltd.	Metals & Mining	8,800	4,818
Chongqing Changan Automobile Co. Ltd., B	Automobiles	5,400	5,941
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	17,000	12,004
[a] CIMC Enric Holdings Ltd.	Machinery	4,000	3,362
Citic Pacific Ltd.	Industrial Conglomerates	31,000	44,732
CITIC Resources Holdings Ltd.	Trading Companies & Distributors	16,000	1,576
CITIC Securities Co. Ltd., H	Capital Markets	14,500	29,900
CNOOC Ltd.	Oil, Gas & Consumable Fuels	101,000	144,963
[a] COSCO SHIPPING Development Co. Ltd., H	Marine	24,000	4,912
COSCO Shipping Energy Transportation Co. Ltd., H	Marine	8,000	4,370
[a] COSCO Shipping Holdings Co. Ltd.	Marine	16,000	8,248
COSCO Shipping Ports Ltd.	Transportation Infrastructure	12,000	12,480
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	34,000	64,805
CRRC Corp. Ltd., H	Machinery	26,000	27,805
CSC Financial Co. Ltd., H	Capital Markets	6,000	5,311
CSG Holding Co. Ltd.	Construction Materials	5,600	3,453
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	28,000	56,521
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	2,191	96,623
Dali Foods Group Co. Ltd.	Food Products	13,000	11,807
Dalian Port (PDA) Co. Ltd., H	Transportation Infrastructure	10,000	1,804
	Independent Power and Renewable
[a] Datang International Power Generation Co. Ltd., H	Electricity Producers	18,000	5,319
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	5,000	3,310
[a] Dongfang Electric Corp. Ltd., H	Electrical Equipment	2,200	1,804

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Dongfeng Motor Group Co. Ltd., H	Automobiles	18,000	21,782
ENN Energy Holdings Ltd.	Gas Utilities	5,000	35,658
Everbright Securities Co. Ltd., H	Capital Markets	1,400	1,746
Far East Horizon Ltd.	Diversified Financial Services	13,000	11,092
Foshan Electrical and Lighting Co. Ltd., B	Electrical Equipment	1,800	1,414
Fosun International Ltd.	Industrial Conglomerates	14,500	32,126
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	3,200	13,488
	Semiconductors & Semiconductor
[a] GCL-Poly Energy Holdings Ltd.	Equipment	80,000	14,327
Geely Automobile Holdings Ltd.	Automobiles	31,000	107,467
GF Securities Co. Ltd., H	Capital Markets	10,000	20,109
Golden Eagle Retail Group Ltd.	Multiline Retail	3,000	3,630
GOME Retail Holdings Ltd.	Specialty Retail	71,000	8,537
Great Wall Motor Co. Ltd., H	Automobiles	20,000	22,898
Greentown China Holdings Ltd.	Real Estate Management & Development	5,000	6,434
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	5,100	2,140
Guangdong Investment Ltd.	Water Utilities	18,000	24,085
Guangshen Railway Co. Ltd., H	Road & Rail	10,000	6,716
Guangzhou Automobile Group Co. Ltd., H	Automobiles	14,000	33,167
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	2,000	5,897
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	6,800	15,327
Guangzhou Shipyard International Co. Ltd.	Machinery	2,000	3,116
[a] Guotai Junan Securities Co. Ltd.	Capital Markets	4,800	10,684
[a] Haier Electronics Group Co. Ltd.	Household Durables	8,000	21,900
Haitian International Holdings Ltd.	Machinery	4,000	12,025
Haitong Securities Co. Ltd., H	Capital Markets	22,000	31,914
[a] Health and Happiness H&H International Holdings Ltd.	Food Products	1,000	6,639
Hengan International Group Co. Ltd.	Personal Products	4,500	49,937
[a] HengTen Networks Group Ltd.	Textiles, Apparel & Luxury Goods	120,000	5,603
Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	3,920
	Independent Power and Renewable
[a] Huadian Energy Co. Ltd.	Electricity Producers	2,800	1,072
	Independent Power and Renewable
Huadian Fuxin Energy Corp. Ltd., H	Electricity Producers	16,000	3,909
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	10,000	3,633
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	26,000	16,297
	Independent Power and Renewable
Huaneng Renewables Corp. Ltd., H	Electricity Producers	32,000	10,848
Huatai Securities Co. Ltd., H	Capital Markets	11,000	21,895
Industrial and Commercial Bank of China Ltd., H	Banks	498,000	400,704
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	6,600	9,511
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	4,778	197,905
Jiangling Motors Corp. Ltd., B	Automobiles	500	817
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	8,000	12,178
Jiangxi Copper Co. Ltd., H	Metals & Mining	8,000	12,690
Jinzhou Port Co. Ltd., B	Transportation Infrastructure	1,400	700
Kingsoft Corp. Ltd.	Software	5,000	16,630
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	16,000	16,661
KWG Property Holding Ltd.	Real Estate Management & Development	8,000	9,343
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	1,300	4,813
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	2,500	11,481
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	44,000	24,822
[a] Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	8,097
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	600	4,736
Logan Property Holdings Co. Ltd.	Real Estate Management & Development	6,000	6,202
Longfor Properties Co. Ltd.	Real Estate Management & Development	9,500	23,795
Luye Pharma Group Ltd.	Pharmaceuticals	10,500	8,287
[a] Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	12,000	5,664

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Technology Hardware, Storage &
[a,b] Meitu Inc., Reg S	Peripherals	8,500	11,830
Metallurgical Corp. of China Ltd., H	Construction & Engineering	18,000	5,296
[a] Momo Inc., ADR	Internet Software & Services	606	14,835
NetEase Inc., ADR	Internet Software & Services	462	159,422
New China Life Insurance Co. Ltd., H	Insurance	5,400	36,887
New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	856	80,464
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	10,000	16,016
Orient Securities Co. Ltd. of China, H	Capital Markets	5,200	4,916
People's Insurance Co. Group of China Ltd., H	Insurance	54,000	26,595
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	132,000	92,027
PICC Property & Casualty Co. Ltd., H	Insurance	28,000	53,799
Ping An Insurance (Group) Co. of China Ltd.	Insurance	32,000	333,005
[a] Poly Property Group Co. Ltd.	Real Estate Management & Development	12,000	6,248
Postal Savings Bank of China Co. Ltd., H	Banks	38,000	19,736
[b] Red Star Macalline Group Corp. Ltd., H, Reg S	Real Estate Management & Development	3,400	5,506
[a] Renhe Commercial Holdings Co. Ltd.	Real Estate Management & Development	98,000	2,783
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	3,000	5,012
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	2,000	3,602
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	12,000	8,734
Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	1,200	1,690
Shanghai Baosight Software Co. Ltd., B	Software	1,500	2,265
[a] Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	2,600	2,028
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	18,000	7,414
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	3,000	19,246
Shanghai Haixin Group Co., B	Textiles, Apparel & Luxury Goods	2,700	1,755
Shanghai Huayi Group Corp. Ltd., B	Chemicals	1,600	1,451
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	3,000	8,596
Shanghai Jinjiang International Hotels Development Co.	Hotels, Restaurants & Leisure	1,000	2,558
Shanghai Jinjiang International Industrial Investment Co.	Road & Rail	1,000	1,307
Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	1,700	2,353
Shanghai Lujiazui Finance & Trade Zone Develop Co. Ltd.	Real Estate Management & Development	5,800	8,398
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	1,400	3,072
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	4,500	12,175
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	3,000	1,719
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	1,300	1,923
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	5,500	3,097
Shenzhen Accord Pharmaceuticals Co. Ltd., B	Health Care Providers & Services	400	1,960
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,058
Shenzhen International Holdings Ltd.	Transportation Infrastructure	5,500	10,469
Shenzhen Investment Ltd.	Real Estate Management & Development	20,000	8,289
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	4,000	38,069
Shimao Property Holdings Ltd.	Real Estate Management & Development	7,500	16,310
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	6,000	2,187
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	26,000	9,346
[a] SINA Corp.	Internet Software & Services	393	39,422
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	18,500	12,756
[a] Sinofert Holdings Ltd.	Chemicals	12,000	1,996
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	9,500	8,993
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	22,000	12,524
[a] Sinopec Yizheng Chemical Fibre Co. Ltd.	Energy Equipment & Services	14,000	2,328
Sinopharm Group Co. Ltd.	Health Care Providers & Services	6,400	27,672
Sinotrans Ltd., H	Air Freight & Logistics	11,000	5,389
Sinotruk Hong Kong Ltd.	Machinery	4,000	4,503
Soho China Ltd.	Real Estate Management & Development	12,000	7,015
Sunac China Holdings Ltd.	Real Estate Management & Development	14,000	57,936
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	4,000	51,117
TAL Education Group, ADR	Diversified Consumer Services	1,798	53,419
Tencent Holdings Ltd.	Internet Software & Services	34,000	1,765,827
Tianjin Capital Environmental Protection Group Co. Ltd.	Commercial Services & Supplies	2,000	1,139
TravelSky Technology Ltd., H	IT Services	6,000	17,999
Tsingtao Brewery Co. Ltd., H	Beverages	2,000	10,311
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	2,178	25,526

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Weibo Corp., ADR	Internet Software & Services	215	22,244
Weichai Power Co. Ltd., H	Machinery	12,000	13,140
Weifu High-Technology Co. Ltd., B	Auto Components	900	1,924
[a,b] Wuxi Biologics Cayman Inc., Reg S	Life Sciences Tools & Services	2,000	11,180
Wuxi Little Swan Co. Ltd., B	Household Durables	600	3,403
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	3,000	2,383
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	3,600	6,116
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	1,300	3,313
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	14,030
Yuexiu Property Co. Ltd.	Real Estate Management & Development	40,000	7,471
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	6,000	4,644
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	10,000	10,988
Zhongsheng Group Holdings Ltd.	Specialty Retail	4,000	9,128
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	3,200	20,815
Zijin Mining Group Co. Ltd., H	Metals & Mining	36,000	13,585
Zoomlion Heavy Industry Science and Technology Develop	Machinery	8,400	3,600
[a] ZTE Corp., H	Communications Equipment	4,800	18,022
[a] ZTO Express Cayman Inc., ADR	Air Freight & Logistics	1,898	30,083
			10,032,667
Hong Kong 1.5%
[a] Alibaba Pictures Group Ltd.	Media	80,000	10,745
Bosideng International Holdings Ltd.	Household Durables	16,000	1,392
China Gas Holdings Ltd.	Gas Utilities	10,000	27,631
[a] China Minsheng Financial Holding Corp. Ltd.	Capital Markets	80,000	3,479
[a] Fullshare Holdings Ltd.	Real Estate Management & Development	50,000	23,026
	Electronic Equipment, Instruments &
Kingboard Chemical Holdings Ltd.	Components	4,500	24,321
	Electronic Equipment, Instruments &
Kingboard Laminates Holding Ltd.	Components	6,500	10,128
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	9,000	10,638
Sino Biopharmaceutical Ltd.	Pharmaceuticals	27,000	47,871
			159,231
Singapore 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	13,200	14,520
Yanlord Land Group Ltd.	Real Estate Management & Development	4,200	5,091
			19,611
Total Investments (Cost $9,987,195) 99.9%			10,211,509

Other Assets, less Liabilities 0.1%			5,696
Net Assets 100.0%			$10,217,205

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2017, the aggregate value of these securities was $28,516, representing 0.3% of net assets.

Abbreviations

Selected Portfolio

ADR - American Depository Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.9%
Austria 0.5%
	Semiconductors & Semiconductor
[a] AMS AG	Equipment	588	$53,370
Andritz AG	Machinery	777	43,931
[a] Erste Group Bank AG	Banks	3,150	136,568
OMV AG	Oil, Gas & Consumable Fuels	1,554	98,583
[a] Raiffeisen Bank International AG	Banks	1,428	51,785
[a] Telekom Austria AG	Diversified Telecommunication Services	1,512	14,033
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	420	12,994
Voestalpine AG	Metals & Mining	1,239	74,159
			485,423
Belgium 1.8%
Ackermans & van Haaren NV	Diversified Financial Services	252	43,923
Ageas	Insurance	2,121	103,697
Anheuser-Busch InBev SA/NV	Beverages	8,358	934,679
bpost SA	Air Freight & Logistics	1,092	33,287
Colruyt SA	Food & Staples Retailing	714	37,176
Groupe Bruxelles Lambert SA	Diversified Financial Services	798	86,232
KBC Groep NV	Banks	3,024	258,216
Proximus SADP	Diversified Telecommunication Services	1,533	50,347
Sofina SA	Diversified Financial Services	168	26,457
Solvay SA	Chemicals	756	105,215
[a] Telenet Group Holding NV	Media	525	36,621
UCB SA	Pharmaceuticals	1,323	105,137
Umicore SA	Chemicals	2,037	96,508
			1,917,495
Denmark 2.8%
A.P. Moeller-Maersk AS, A	Marine	42	70,176
A.P. Moeller-Maersk AS, B	Marine	84	146,855
Carlsberg AS, B	Beverages	1,155	138,777
Chr. Hansen Holding AS	Chemicals	966	90,673
Coloplast AS, B	Health Care Equipment & Supplies	1,491	118,671
Danske Bank AS	Banks	7,854	306,033
DSV AS	Road & Rail	2,100	165,483
[a] Genmab AS	Biotechnology	609	101,068
H. Lundbeck AS	Pharmaceuticals	651	33,073
ISS AS	Commercial Services & Supplies	2,079	80,573
Jyske Bank AS	Banks	777	44,261
Novo Nordisk AS, B	Pharmaceuticals	19,404	1,046,810
Novozymes AS	Chemicals	2,394	136,874
Orsted AS	Electric Utilities	1,785	97,507
Pandora AS	Textiles, Apparel & Luxury Goods	1,197	130,407
TDC AS	Diversified Telecommunication Services	8,820	54,239
Tryg AS	Insurance	1,218	30,487
Vestas Wind Systems AS	Electrical Equipment	2,289	158,300
[a] William Demant Holding AS	Health Care Equipment & Supplies	1,344	37,608
			2,987,875
Finland 1.6%
Elisa OYJ	Diversified Telecommunication Services	1,575	61,882
[b] Fortum OYJ, Reg S	Electric Utilities	4,746	94,033
Huhtamaki OYJ	Containers & Packaging	1,155	48,542
Kesko OYJ	Food & Staples Retailing	735	39,937
Kone OYJ, B	Machinery	4,179	224,712
Metso OYJ	Machinery	1,155	39,486
Neste Oil OYJ	Oil, Gas & Consumable Fuels	1,386	88,791
Nokia OYJ, A	Communications Equipment	62,181	290,753
Nokian Renkaat OYJ	Auto Components	1,470	66,724
Orion OYJ	Pharmaceuticals	1,113	41,538

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Sampo OYJ, A	Insurance	5,145	282,958
Stora Enso OYJ, R	Paper & Forest Products	6,279	99,676
UPM-Kymmene OYJ	Paper & Forest Products	5,859	182,290
Wartsila OYJ ABP, B	Machinery	1,701	107,439
			1,668,761
France 15.8%
Accor SA	Hotels, Restaurants & Leisure	1,911	98,673
Aeroports de Paris SA	Transportation Infrastructure	315	59,953
Air Liquide SA	Chemicals	4,620	582,786
Airbus SE	Aerospace & Defense	6,006	598,596
[a,c] ALD SA, 144A	Road & Rail	945	14,655
Alstom SA	Machinery	1,680	69,810
Amundi SA	Capital Markets	546	46,321
[a] ArcelorMittal	Metals & Mining	6,615	215,382
Arkema SA	Chemicals	777	94,748
Atos SE	IT Services	1,008	146,883
AXA SA	Insurance	20,832	618,748
Biomerieux	Health Care Equipment & Supplies	462	41,436
BNP Paribas SA	Banks	11,886	888,476
Bollore	Air Freight & Logistics	11,508	62,572
Bouygues SA	Construction & Engineering	2,184	113,583
Bureau Veritas SA	Professional Services	2,793	76,434
Capgemini SE	IT Services	1,701	201,989
Carrefour SA	Food & Staples Retailing	6,027	130,560
Casino Guichard-Perrachon SA	Food & Staples Retailing	630	38,249
Cie Generale des Etablissements Michelin, B	Auto Components	1,932	277,350
CNP Assurances	Insurance	1,743	40,301
Compagnie de Saint-Gobain	Building Products	5,460	301,462
Credit Agricole SA	Banks	12,516	207,403
Danone SA	Food Products	6,468	543,286
Dassault Aviation SA	Aerospace & Defense	21	32,729
Dassault Systemes	Software	1,428	151,909
Edenred	Commercial Services & Supplies	2,541	73,779
EDF SA	Electric Utilities	5,250	65,690
Eiffage SA	Construction & Engineering	840	92,132
Elior Group SA	Hotels, Restaurants & Leisure	1,449	29,971
Engie SA	Multi-Utilities	18,081	311,237
Essilor International SA	Health Care Equipment & Supplies	2,226	307,259
Euler Hermes Group	Insurance	168	24,573
Eurazeo SA	Diversified Financial Services	483	44,659
Eutelsat Communications SA	Media	1,890	43,790
Faurecia	Auto Components	819	64,052
	Equity Real Estate Investment Trusts
Fonciere Des Regions	(REITs)	420	47,650
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	483	89,260
Getlink SE	Transportation Infrastructure	5,145	66,229
Hermes International	Textiles, Apparel & Luxury Goods	336	180,048
	Equity Real Estate Investment Trusts
ICADE	(REITs)	378	37,188
Iliad SA	Diversified Telecommunication Services	273	65,482
Imerys SA	Construction Materials	399	37,630
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	609	65,092
Ipsen SA	Pharmaceuticals	378	45,195
JCDecaux SA	Media	798	32,202
Kering	Textiles, Apparel & Luxury Goods	819	386,498
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	2,268	99,854
L'Oreal SA	Personal Products	2,646	587,645
Lagardere SCA	Media	1,260	40,443
Legrand SA	Electrical Equipment	2,919	224,995
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,730	804,466

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Natixis SA	Capital Markets	9,177	72,686
Orange SA	Diversified Telecommunication Services	21,042	365,743
Orpea	Health Care Providers & Services	462	54,534
Pernod Ricard SA	Beverages	2,331	369,337
Peugeot SA	Automobiles	4,935	100,474
Plastic Omnium SA	Auto Components	672	30,579
Publicis Groupe	Media	2,247	152,853
Remy Cointreau SA	Beverages	273	37,863
Renault SA	Automobiles	2,016	203,130
Rexel SA	Trading Companies & Distributors	3,318	60,242
Rubis SCA	Gas Utilities	840	59,491
Safran SA	Aerospace & Defense	3,192	329,289
Sanofi	Pharmaceuticals	12,012	1,036,365
Sartorius Stedim Biotech	Health Care Equipment & Supplies	273	19,764
[a] Schneider Electric SE	Electrical Equipment	5,817	494,961
SCOR SE	Insurance	1,701	68,518
SEB SA	Household Durables	294	54,526
Societe BIC SA	Commercial Services & Supplies	294	32,359
Societe Generale SA	Banks	8,064	416,864
Sodexo SA	Hotels, Restaurants & Leisure	945	127,149
Suez	Multi-Utilities	3,990	70,263
Teleperformance	Professional Services	630	90,364
Thales SA	Aerospace & Defense	1,092	117,857
Total SA	Oil, Gas & Consumable Fuels	24,360	1,346,885
[a] UbiSoft Entertainment SA	Software	840	64,696
	Equity Real Estate Investment Trusts
Unibail-Rodamco SE	(REITs)	1,092	275,368
Valeo SA	Auto Components	2,625	196,281
Veolia Environnement SA	Multi-Utilities	5,376	137,341
Vinci SA	Construction & Engineering	5,103	521,772
Vivendi SA	Media	11,739	316,037
Wendel SA	Diversified Financial Services	315	54,620
Zodiac Aerospace	Aerospace & Defense	2,121	63,494
			16,863,018
Germany 14.3%
Adidas AG	Textiles, Apparel & Luxury Goods	2,184	438,359
Allianz SE	Insurance	4,914	1,129,990
Axel Springer SE	Media	483	37,774
BASF SE	Chemicals	10,101	1,112,740
Bayer AG	Pharmaceuticals	9,135	1,140,808
Bayerische Motoren Werke AG	Automobiles	3,549	370,038
Beiersdorf AG	Personal Products	1,092	128,374
Brenntag AG	Trading Companies & Distributors	1,701	107,786
CECONOMY AG	Specialty Retail	1,785	27,018
[a] Commerzbank AG	Banks	11,466	172,174
Continental AG	Auto Components	1,197	323,477
[c] Covestro AG, 144A	Chemicals	1,449	149,689
Daimler AG	Automobiles	10,605	901,602
[a] Delivery Hero AG	Internet Software & Services	420	16,643
Deutsche Bank AG	Capital Markets	20,454	389,909
Deutsche Boerse AG	Capital Markets	2,058	239,217
Deutsche Lufthansa AG	Airlines	2,646	97,607
Deutsche Post AG	Air Freight & Logistics	10,542	503,189
Deutsche Telekom AG	Diversified Telecommunication Services	35,574	632,002
Deutsche Wohnen SE	Real Estate Management & Development	3,906	171,009
E.ON SE	Multi-Utilities	22,575	245,626
Evonik Industries AG	Chemicals	1,638	61,702
Fielmann AG	Specialty Retail	273	24,101
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	399	44,012
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,331	245,702
Fresenius SE and Co. KGaA	Health Care Providers & Services	4,452	347,862
Fuchs Petrolub SE	Chemicals	378	18,324
GEA Group AG	Machinery	1,953	93,830

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Hannover Rueck SE	Insurance	651	82,003
HeidelbergCement AG	Construction Materials	1,638	177,514
Hella GmbH & Co. KGaA	Auto Components	483	29,910
Henkel AG & Co. KGaA	Household Products	1,281	153,822
Hochtief AG	Construction & Engineering	210	37,220
Hugo Boss AG	Textiles, Apparel & Luxury Goods	714	60,822
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	12,474	342,040
innogy SE	Multi-Utilities	1,407	55,205
K+S AG	Chemicals	2,100	52,337
KION Group AG	Machinery	777	67,159
Lanxess AG	Chemicals	1,008	80,238
LEG Immobilien AG	Real Estate Management & Development	693	79,296
Linde AG	Chemicals	2,058	448,284
MAN SE	Machinery	378	43,302
Merck KGaA	Pharmaceuticals	1,428	153,898
[a] METRO AG	Food & Staples Retailing	1,869	37,367
MTU Aero Engines AG	Aerospace & Defense	567	101,720
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	1,512	328,171
Osram Licht AG	Electrical Equipment	1,050	94,475
ProSiebenSat.1 Media SE	Media	2,520	86,862
Puma SE	Textiles, Apparel & Luxury Goods	21	9,154
Rational AG	Machinery	42	27,093
[a] RWE AG	Multi-Utilities	5,334	108,886
SAP SE	Software	9,996	1,121,699
Siemens AG	Industrial Conglomerates	8,358	1,165,715
Suedzucker AG	Food Products	861	18,693
Symrise AG	Chemicals	1,323	113,780
[a] Talanx AG	Insurance	420	17,183
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	7,371	37,051
thyssenkrupp AG	Metals & Mining	5,124	148,992
TUI AG	Hotels, Restaurants & Leisure	4,788	99,745
	Independent Power and Renewable
Uniper SE	Electricity Producers	2,163	67,531
United Internet AG	Internet Software & Services	1,281	88,202
Volkswagen AG	Automobiles	315	63,811
Vonovia SE	Real Estate Management & Development	5,334	265,106
Wacker Chemie AG	Chemicals	168	32,721
Wirecard AG	IT Services	1,260	140,816
[a,c] Zalando SE, 144A	Internet & Direct Marketing Retail	1,155	61,184
			15,269,571
Ireland 0.9%
AIB Group PLC	Banks	7,476	49,375
[a] Bank of Ireland Group PLC	Banks	10,206	86,952
CRH PLC	Construction Materials	9,198	330,600
Glanbia plc	Food Products	2,331	41,706
Kerry Group PLC	Food Products	1,638	183,906
Kingspan Group PLC	Building Products	1,701	74,359
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	903	107,800
Smurfit Kappa Group plc	Containers & Packaging	2,604	88,311
			963,009
Italy 3.7%
A2A SpA	Multi-Utilities	16,968	31,419
Assicurazioni Generali SpA	Insurance	14,385	262,557
Atlantia SpA	Transportation Infrastructure	5,901	186,501
Banca Mediolanum SpA	Diversified Financial Services	2,751	23,834
[a] Banco BPM SpA	Banks	16,674	52,458
Buzzi Unicem SpA	Construction Materials	777	20,993
Buzzi Unicem SpA, di Risp	Construction Materials	441	6,741
Davide Campari-Milano SpA	Beverages	6,237	48,269
Enel SpA	Electric Utilities	85,491	526,634
Eni SpA	Oil, Gas & Consumable Fuels	27,678	458,653

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Ferrari NV	Automobiles	1,386	145,544
FinecoBank Banca Fineco SpA	Banks	4,305	44,121
Intesa Sanpaolo SpA	Banks	151,914	505,299
Intesa Sanpaolo SpA, di Risp	Banks	10,269	32,800
Italgas Reti SpA	Gas Utilities	5,376	32,858
Leonardo SpA	Aerospace & Defense	4,263	50,781
Luxottica Group SpA	Textiles, Apparel & Luxury Goods	1,701	104,477
[a] Mediaset SpA	Media	3,780	14,661
Mediobanca SpA	Banks	6,363	72,281
Moncler SpA	Textiles, Apparel & Luxury Goods	1,806	56,558
Parmalat SpA	Food Products	2,100	7,817
[a] Pirelli & C SpA	Auto Components	3,990	34,736
[b] Poste Italiane SpA, Reg S	Insurance	5,082	38,293
Prysmian SpA	Electrical Equipment	2,331	76,107
Recordati SpA	Pharmaceuticals	1,092	48,596
[a] Saipem SpA	Energy Equipment & Services	6,279	28,697
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	483	12,847
Snam SpA	Oil, Gas & Consumable Fuels	25,998	127,371
[a] Telecom Italia SpA	Diversified Telecommunication Services	125,454	108,540
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	66,318	47,462
Tenaris SA	Energy Equipment & Services	5,145	81,304
Terna Rete Elettrica Nazionale SpA	Electric Utilities	15,519	90,269
[a] UniCredit SpA	Banks	24,486	458,096
Unione di Banche Italiane SpA	Banks	10,794	47,257
UnipolSai Assicurazioni SpA	Insurance	10,290	24,058
			3,908,889
Luxembourg 0.1%
Eurofins Scientific SE	Life Sciences Tools & Services	105	64,000
[a] RTL Group SA	Media	420	33,826
SES SA, IDR	Media	3,864	60,365
			158,191
Netherlands 3.9%
ABN AMRO Group NV, GDR	Banks	4,557	147,198
Aegon NV	Insurance	19,173	122,367
Akzo Nobel NV	Chemicals	2,772	243,056
[a] Altice NV, A	Media	6,972	73,221
[a] Altice NV, B	Media	924	9,803
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	3,465	603,936
ASR Nederland NV	Insurance	1,596	65,745
Boskalis Westminster	Construction & Engineering	882	33,288
EXOR NV	Diversified Financial Services	1,176	72,160
Gemalto NV	Software	903	53,674
Grandvision NV	Specialty Retail	525	13,425
Heineken Holding NV	Beverages	1,155	114,407
Heineken NV	Beverages	2,583	269,628
ING Groep NV	Banks	42,735	786,421
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	14,007	308,388
Koninklijke DSM NV	Chemicals	1,932	184,830
Koninklijke KPN NV	Diversified Telecommunication Services	33,894	118,355
Koninklijke Philips NV	Health Care Equipment & Supplies	10,311	390,511
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	735	32,276
NN Group NV	Insurance	3,717	161,217
[a] OCI NV	Chemicals	1,050	26,516
Philips Lighting NV	Electrical Equipment	1,029	37,810
[a] QIAGEN NV	Life Sciences Tools & Services	2,436	76,610
Randstad Holding NV	Professional Services	1,218	74,942
Wolters Kluwer NV	Professional Services	3,171	165,560
			4,185,344
Norway 1.0%
Aker BP ASA	Oil, Gas & Consumable Fuels	1,113	27,473
DNB ASA	Banks	11,823	219,856

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Gjensidige Forsikring ASA	Insurance	1,827	34,600
[a] Marine Harvest ASA	Food Products	4,431	75,301
Norsk Hydro ASA	Metals & Mining	14,658	111,736
Orkla ASA	Food Products	8,526	90,739
Schibsted ASA, A	Media	882	25,298
Schibsted ASA, B	Media	966	25,746
Statoil ASA	Oil, Gas & Consumable Fuels	10,773	230,755
Telenor ASA	Diversified Telecommunication Services	7,476	160,774
Yara International ASA	Chemicals	1,911	88,011
			1,090,289
Portugal 0.2%
EDP- Energias de Portugal S.A.	Electric Utilities	24,906	86,282
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	5,649	103,954
Jeronimo Martins SGPS SA	Food & Staples Retailing	2,688	52,274
			242,510
Russia 0.0%†
Polymetal International PLC	Metals & Mining	2,835	35,302

South Africa 0.0%†
Investec PLC	Capital Markets	6,993	50,610

Spain 5.1%
Abertis Infraestructuras SA	Transportation Infrastructure	6,825	152,026
Acciona SA	Electric Utilities	294	24,020
Acerinox SA	Metals & Mining	1,554	22,234
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,709	106,112
Aena SME SA	Transportation Infrastructure	714	144,896
Amadeus IT Group SA, A	IT Services	4,536	327,409
Banco Bilbao Vizcaya Argentaria SA	Banks	73,395	626,800
Banco de Sabadell SA	Banks	61,614	122,521
Banco Santander SA	Banks	175,035	1,151,588
Bankia SA	Banks	14,490	69,372
Bankinter SA	Banks	7,539	71,554
CaixaBank SA	Banks	39,459	184,270
Cellnex Telecom SAU	Diversified Telecommunication Services	1,680	43,070
Corporacion Financiera Alba SA	Diversified Financial Services	231	13,237
Corporacion Mapfre SA	Insurance	10,857	34,913
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	6,720	34,723
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	1,680	14,055
Enagas SA	Oil, Gas & Consumable Fuels	2,499	71,629
Endesa SA	Electric Utilities	3,486	74,741
Ferrovial SA	Construction & Engineering	5,481	124,556
Gas Natural SDG SA	Gas Utilities	3,402	78,639
Grifols SA	Biotechnology	3,633	106,554
Grupo Catalana Occidente SA	Insurance	483	21,425
Iberdrola SA	Electric Utilities	61,341	475,832
Industria de Diseno Textil SA	Specialty Retail	11,550	402,832
Mediaset Espana Comunicacion SA	Media	1,995	22,420
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	3,675	49,866
Red Electrica Corp. SA	Electric Utilities	4,746	106,628
Repsol SA	Oil, Gas & Consumable Fuels	12,726	225,324
[a] Repsol SA, rts., 1/05/18	Oil, Gas & Consumable Fuels	3,030	1,379
Siemens Gamesa Renewable Energy SA	Electrical Equipment	2,457	33,723
Telefonica SA	Diversified Telecommunication Services	50,001	487,835
Zardoya Otis SA	Machinery	1,953	21,388
			5,447,571
Sweden 4.3%
Alfa Laval AB	Machinery	3,444	81,520
[a] Arjo AB, B	Health Care Equipment & Supplies	2,457	7,025
Assa Abloy AB, B	Building Products	10,269	213,721

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Atlas Copco AB	Machinery	4,158	159,769
Atlas Copco AB, A	Machinery	6,909	298,891
Boliden AB	Metals & Mining	3,003	102,918
Electrolux AB, B	Household Durables	2,436	78,636
Ericsson, B	Communications Equipment	32,466	213,532
[a] Essity AB, B	Household Products	6,510	185,262
[a] Fastighets AB Balder, B	Real Estate Management & Development	1,071	28,699
Getinge AB, B	Health Care Equipment & Supplies	2,457	35,711
Hennes & Mauritz AB, B	Specialty Retail	10,374	214,512
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	2,751	138,062
Husqvarna AB, B	Household Durables	4,095	39,062
ICA Gruppen AB	Food & Staples Retailing	861	31,327
Industrivarden AB, A	Diversified Financial Services	2,289	59,157
Industrivarden AB, C	Diversified Financial Services	1,848	45,706
Investment AB Latour, B	Diversified Financial Services	1,323	16,304
Investor AB, B	Diversified Financial Services	5,040	230,286
Kinnevik AB, B	Diversified Financial Services	2,583	87,483
L E Lundbergforetagen AB, B	Diversified Financial Services	399	29,873
[a] Lundin Petroleum AB	Oil, Gas & Consumable Fuels	1,995	45,760
Nordea Bank AB	Banks	34,923	423,555
Saab AB, B	Aerospace & Defense	462	22,515
Sandvik AB	Machinery	11,802	207,139
Securitas AB, B	Commercial Services & Supplies	3,528	61,705
Skandinaviska Enskilda Banken AB, A	Banks	15,708	184,755
Skandinaviska Enskilda Banken AB, C	Banks	231	2,710
Skanska AB, B	Construction & Engineering	3,906	81,102
SKF AB, B	Machinery	4,179	92,997
Svenska Cellulosa AB, B	Paper & Forest Products	6,510	67,227
Svenska Handelsbanken AB, A	Banks	16,128	221,015
Svenska Handelsbanken AB, B	Banks	378	5,217
Swedbank AB, A	Banks	11,529	278,667
Swedish Match AB	Tobacco	1,974	77,923
Tele2 AB, B	Wireless Telecommunication Services	3,822	47,054
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	399	2,595
Telia Co. AB	Diversified Telecommunication Services	28,350	126,558
Trelleborg AB, B	Machinery	2,667	61,891
Volvo AB, B	Machinery	17,157	319,985
			4,627,826
Switzerland 13.6%
ABB Ltd.	Electrical Equipment	21,210	568,502
Adecco Group AG	Professional Services	1,827	139,767
[a] Aryzta AG	Food Products	924	36,647
Baloise Holding AG	Insurance	504	78,457
Banque Cantonale Vaudoise	Banks	42	31,678
[a] Barry Callebaut AG	Food Products	21	43,810
Chocoladefabriken Lindt & Spruengli AG	Food Products	21	128,220
[a] Clariant AG	Chemicals	3,003	83,973
[a] Coca-Cola HBC AG	Beverages	2,142	70,122
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	5,607	508,053
[a] Credit Suisse Group AG	Capital Markets	28,077	501,324
DKSH Holding AG	Professional Services	294	25,719
[a] Dufry AG	Specialty Retail	357	53,083
EMS-Chemie Holding AG	Chemicals	84	56,072
Flughafen Zurich AG	Transportation Infrastructure	210	48,034
Geberit AG	Building Products	399	175,691
Givaudan AG	Chemicals	105	242,647
Glencore PLC	Metals & Mining	128,793	679,476
Helvetia Holding AG	Insurance	63	35,460
[a] Julius Baer Group Ltd.	Capital Markets	2,373	145,132
Kuehne + Nagel International AG	Marine	546	96,650
[a] LafargeHolcim Ltd., B	Construction Materials	5,271	297,221

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Technology Hardware, Storage &
Logitech International S.A.	Peripherals	1,575	53,173
[a] Lonza Group AG	Life Sciences Tools & Services	819	221,285
Nestle SA	Food Products	34,209	2,941,728
Novartis AG	Pharmaceuticals	24,528	2,073,994
Pargesa Holding SA, B	Diversified Financial Services	315	27,314
Partners Group Holding AG	Capital Markets	189	129,556
PSP Swiss Property AG	Real Estate Management & Development	441	41,792
Roche Holding AG	Pharmaceuticals	7,938	2,007,829
Schindler Holding AG	Machinery	210	47,517
Schindler Holding AG, PC	Machinery	441	101,505
SGS SA	Professional Services	63	164,272
Sika AG	Chemicals	21	166,793
Sonova Holding AG	Health Care Equipment & Supplies	567	88,556
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	6,867	150,116
Straumann Holding AG	Health Care Equipment & Supplies	105	74,184
Sulzer AG	Machinery	147	17,830
Swatch Group AG	Textiles, Apparel & Luxury Goods	840	175,551
[a] Swiss Life Holding AG	Insurance	357	126,388
[a] Swiss Prime Site AG	Real Estate Management & Development	777	71,760
Swiss Re AG	Insurance	3,402	318,556
Swisscom AG	Diversified Telecommunication Services	252	134,081
[a] Temenos Group AG	Software	651	83,504
[a] UBS Group AG	Capital Markets	38,199	703,222
Vifor Pharma AG	Pharmaceuticals	567	72,671
Zurich Insurance Group AG	Insurance	1,659	504,935
			14,543,850
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	882	34,422

United Kingdom 29.2%
3i Group PLC	Capital Markets	10,458	129,233
Admiral Group PLC	Insurance	2,205	59,716
Aggreko PLC	Commercial Services & Supplies	2,646	28,599
Anglo American PLC	Metals & Mining	11,004	230,653
Antofagasta PLC	Metals & Mining	3,801	51,675
Ashmore Group PLC	Capital Markets	4,221	23,131
Ashtead Group PLC	Trading Companies & Distributors	5,460	147,129
Associated British Foods PLC	Food Products	3,822	145,800
AstraZeneca PLC	Pharmaceuticals	13,986	968,871
Auto Trader Group PLC	Internet Software & Services	10,353	49,410
Aviva PLC	Insurance	44,961	308,058
Babcock International Group PLC	Commercial Services & Supplies	2,772	26,455
BAE Systems PLC	Aerospace & Defense	35,154	272,488
Barclays PLC	Banks	187,761	515,861
Barratt Developments PLC	Household Durables	11,004	96,385
Bellway PLC	Household Durables	1,344	64,779
The Berkeley Group Holdings PLC	Household Durables	1,407	79,882
BHP Billiton PLC	Metals & Mining	22,995	473,596
Booker Group PLC	Food & Staples Retailing	18,165	56,272
BP PLC	Oil, Gas & Consumable Fuels	213,045	1,506,404
British American Tobacco PLC	Tobacco	25,263	1,714,877
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	11,298	105,685
BT Group PLC	Diversified Telecommunication Services	92,064	338,374
Bunzl PLC	Trading Companies & Distributors	3,696	103,595
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,704	114,031
Capita PLC	Professional Services	7,266	39,405
Capital & Counties Properties PLC	Real Estate Management & Development	8,043	34,784
Centrica PLC	Multi-Utilities	61,467	114,164
CNH Industrial NV	Machinery	10,563	141,681
[a] Cobham PLC	Aerospace & Defense	26,292	44,921

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Compass Group PLC	Hotels, Restaurants & Leisure	17,367	375,891
ConvaTec Group PLC	Health Care Equipment & Supplies	14,427	40,106
Croda International PLC	Chemicals	1,386	82,946
[a] CYBG PLC	Banks	9,723	44,680
Daily Mail and General Trust	Media	2,919	23,554
DCC PLC	Industrial Conglomerates	987	99,670
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	1,092	46,059
Diageo PLC	Beverages	27,279	1,005,570
Direct Line Insurance Group PLC	Insurance	15,120	78,071
Dixons Carphone PLC	Specialty Retail	10,962	29,509
DS Smith PLC	Containers & Packaging	10,731	75,122
easyJet PLC	Airlines	2,520	49,907
Experian PLC	Professional Services	10,206	225,869
Ferguson PLC	Trading Companies & Distributors	2,772	199,866
[a] Fiat Chrysler Automobiles NV	Automobiles	11,970	214,310
Fresnillo PLC	Metals & Mining	2,037	39,377
G4S PLC	Commercial Services & Supplies	17,010	61,437
GKN PLC	Auto Components	18,858	81,479
GlaxoSmithKline PLC	Pharmaceuticals	53,382	955,010
	Electronic Equipment, Instruments &
Halma PLC	Components	4,158	70,872
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	8,715	64,487
Hargreaves Lansdown PLC	Capital Markets	2,877	70,131
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,533	23,517
Howden Joinery Group PLC	Trading Companies & Distributors	6,615	41,771
HSBC Holdings PLC	Banks	221,802	2,301,027
IMI PLC	Machinery	2,940	53,015
Imperial Brands PLC	Tobacco	10,563	452,393
Inchcape PLC	Distributors	4,578	48,459
Informa PLC	Media	9,030	88,195
Inmarsat PLC	Diversified Telecommunication Services	4,977	33,044
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	2,079	132,716
International Consolidated Airlines Group SA	Airlines	11,802	103,933
Intertek Group PLC	Professional Services	1,764	123,846
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	10,416	35,648
ITV PLC	Media	40,950	91,679
J Sainsbury PLC	Food & Staples Retailing	17,703	57,810
John Wood Group PLC	Energy Equipment & Services	7,350	64,628
Johnson Matthey PLC	Chemicals	2,079	86,480
[a] Just Eat PLC	Internet Software & Services	6,300	66,559
Kingfisher PLC	Specialty Retail	24,087	110,035
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	7,833	106,809
Legal & General Group PLC	Insurance	65,016	240,368
Lloyds Banking Group PLC	Banks	788,046	725,539
London Stock Exchange Group PLC	Capital Markets	3,444	176,711
Marks & Spencer Group PLC	Multiline Retail	17,871	76,103
Mediclinic International PLC	Health Care Providers & Services	4,305	37,824
Meggitt PLC	Aerospace & Defense	8,505	55,478
Melrose Industries PLC	Electrical Equipment	20,853	59,859
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	7,707	37,835
Micro Focus International PLC	Software	4,767	162,697
Mondi PLC	Paper & Forest Products	4,032	105,322
National Grid PLC	Multi-Utilities	37,800	447,473
Next PLC	Multiline Retail	1,533	93,838
Old Mutual PLC	Insurance	52,227	163,696
Pearson PLC	Media	9,030	89,905
Pennon Group PLC	Water Utilities	4,578	48,490
Persimmon PLC	Household Durables	3,381	125,226
Provident Financial PLC	Consumer Finance	1,638	19,898
Prudential PLC	Insurance	28,623	737,805

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Randgold Resources Ltd.	Metals & Mining	1,029	103,146
Reckitt Benckiser Group PLC	Household Products	6,846	640,763
Relx NV	Professional Services	9,828	226,175
RELX PLC	Professional Services	11,676	274,670
Rentokil Initial PLC	Commercial Services & Supplies	20,223	86,994
Rightmove PLC	Internet Software & Services	1,008	61,361
Rio Tinto PLC	Metals & Mining	13,146	701,016
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	18,060	206,928
[a] Royal Bank of Scotland Group PLC	Banks	35,427	133,228
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	50,295	1,687,306
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	41,475	1,407,401
Royal Mail PLC	Air Freight & Logistics	10,290	62,987
RPC Group PLC	Containers & Packaging	4,494	53,589
RSA Insurance Group PLC	Insurance	11,193	95,769
The Sage Group PLC	Software	11,886	128,309
Schroders PLC	Capital Markets	1,218	57,931
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	10,962	87,045
Severn Trent PLC	Water Utilities	2,604	76,158
Shire PLC	Biotechnology	9,828	518,498
[a] Sky PLC	Media	11,361	155,530
Smith & Nephew PLC	Health Care Equipment & Supplies	9,618	167,578
Smiths Group PLC	Industrial Conglomerates	4,347	87,618
Spirax-Sarco Engineering PLC	Machinery	798	60,668
SSE PLC	Electric Utilities	11,151	199,116
St. James's Place Capital PLC	Capital Markets	5,733	95,080
[a] Standard Chartered PLC	Banks	29,778	314,241
Standard Life Aberdeen PLC	Diversified Financial Services	29,778	175,872
Tate & Lyle PLC	Food Products	5,103	48,529
Taylor Wimpey PLC	Household Durables	35,700	99,677
TechnipFMC PLC	Energy Equipment & Services	5,103	158,401
Tesco PLC	Food & Staples Retailing	90,174	255,249
Travis Perkins PLC	Trading Companies & Distributors	2,772	58,760
Unilever NV, IDR	Personal Products	16,821	948,428
Unilever PLC	Personal Products	13,020	726,616
United Utilities Group PLC	Water Utilities	7,497	84,124
Vodafone Group PLC	Wireless Telecommunication Services	294,063	934,815
Weir Group PLC	Machinery	2,457	70,562
Whitbread PLC	Hotels, Restaurants & Leisure	2,016	109,086
William Hill PLC	Hotels, Restaurants & Leisure	9,408	40,980
William Morrison Supermarkets PLC	Food & Staples Retailing	23,688	70,465
Worldpay Group PLC	IT Services	20,622	118,839
WPP PLC	Media	13,608	246,854
			31,181,830
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	1,974	130,632

Total Common Stocks and Other Equity Interests (Cost $104,275,325)			105,792,418
Preferred Stocks 0.9%
Germany 0.8%
Bayerische Motoren Werke AG (BMW), 4.716%, pfd.	Automobiles	609	54,583
Fuchs Petrolub SE, 2.011%, pfd.	Chemicals	777	41,286
Henkel AG & Co. KGaA, 1.468%, pfd.	Household Products	1,932	256,006
Porsche Automobil Holding SE, 1.447%, pfd.	Automobiles	1,701	142,530
RWE AG, 0.907%, pfd.	Multi-Utilities	357	6,143
Sartorius Ag, 0.578%, pfd.	Health Care Equipment & Supplies	378	36,104

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Volkswagen AG, 1.238%, pfd.	Automobiles	2,016	402,944
			939,596
Spain 0.1%
[d] Grifols SA, 1.714%, B, pfd.	Biotechnology	2,814	64,253
Total Preferred Stocks (Cost $1,005,401)			1,003,849
Total Investments (Cost $105,280,726) 99.8%			106,796,267
Other Assets, less Liabilities 0.2%			169,453
Net Assets 100.0%			$106,965,720

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2017, the aggregate value of these securities was $132,326, representing 0.1% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2017, the aggregate value of these securities was $225,528, representing 0.2% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

GDR - Global Depositary Receipt
IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.2%
Austria 0.5%
	Semiconductors & Semiconductor
[a] AMS AG	Equipment	140	$12,707
Andritz AG	Machinery	185	10,460
[a] Erste Group Bank AG	Banks	750	32,516
OMV AG	Oil, Gas & Consumable Fuels	370	23,472
[a] Raiffeisen Bank International AG	Banks	340	12,330
[a] Telekom Austria AG	Diversified Telecommunication Services	360	3,341
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	100	3,094
Voestalpine AG	Metals & Mining	295	17,657
			115,577
Belgium 1.8%
Ackermans & van Haaren NV	Diversified Financial Services	60	10,458
Ageas	Insurance	495	24,201
Anheuser-Busch InBev SA/NV	Beverages	1,955	218,629
bpost SA	Air Freight & Logistics	245	7,468
Colruyt SA	Food & Staples Retailing	160	8,331
Groupe Bruxelles Lambert SA	Diversified Financial Services	185	19,991
KBC Groep NV	Banks	715	61,053
Proximus SADP	Diversified Telecommunication Services	350	11,495
Sofina SA	Diversified Financial Services	40	6,299
Solvay SA	Chemicals	180	25,051
[a] Telenet Group Holding NV	Media	125	8,719
UCB SA	Pharmaceuticals	310	24,635
Umicore SA	Chemicals	475	22,504
			448,834
Denmark 2.8%
A.P. Moeller-Maersk AS, A	Marine	10	16,709
A.P. Moeller-Maersk AS, B	Marine	15	26,224
Carlsberg AS, B	Beverages	275	33,042
Chr. Hansen Holding AS	Chemicals	230	21,589
Coloplast AS, B	Health Care Equipment & Supplies	345	27,459
Danske Bank AS	Banks	1,840	71,696
DSV AS	Road & Rail	485	38,219
[a] Genmab AS	Biotechnology	140	23,234
H. Lundbeck AS	Pharmaceuticals	145	7,366
ISS AS	Commercial Services & Supplies	485	18,796
Jyske Bank AS	Banks	185	10,538
Novo Nordisk AS, B	Pharmaceuticals	4,505	243,036
Novozymes AS	Chemicals	570	32,589
Orsted AS	Electric Utilities	415	22,670
Pandora AS	Textiles, Apparel & Luxury Goods	280	30,505
TDC AS	Diversified Telecommunication Services	2,100	12,914
Tryg AS	Insurance	290	7,259
Vestas Wind Systems AS	Electrical Equipment	535	36,999
[a] William Demant Holding AS	Health Care Equipment & Supplies	300	8,395
			689,239
Finland 1.6%
Elisa OYJ	Diversified Telecommunication Services	365	14,341
[b] Fortum OYJ, Reg S	Electric Utilities	1,130	22,389
Huhtamaki OYJ	Containers & Packaging	275	11,558
Kesko OYJ	Food & Staples Retailing	165	8,965
Kone OYJ, B	Machinery	985	52,965
Metso OYJ	Machinery	275	9,401
Neste Oil OYJ	Oil, Gas & Consumable Fuels	320	20,500
Nokia OYJ, A	Communications Equipment	14,665	68,572
Nokian Renkaat OYJ	Auto Components	340	15,433
Orion OYJ	Pharmaceuticals	255	9,517

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Sampo OYJ, A	Insurance	1,210	66,546
Stora Enso OYJ, R	Paper & Forest Products	1,125	17,859
UPM-Kymmene OYJ	Paper & Forest Products	1,380	42,936
Wartsila OYJ ABP, B	Machinery	395	24,949
			385,931
France 15.9%
Accor SA	Hotels, Restaurants & Leisure	445	22,977
Aeroports de Paris SA	Transportation Infrastructure	65	12,371
Air Liquide SA	Chemicals	1,075	135,605
Airbus SE	Aerospace & Defense	1,400	139,533
[a,c] ALD SA, 144A	Road & Rail	225	3,489
Alstom SA	Machinery	400	16,621
Amundi SA	Capital Markets	130	11,029
[a] ArcelorMittal	Metals & Mining	1,555	50,630
Arkema SA	Chemicals	185	22,559
Atos SE	IT Services	235	34,243
AXA SA	Insurance	4,870	144,648
Biomerieux	Health Care Equipment & Supplies	110	9,866
BNP Paribas SA	Banks	2,795	208,926
Bollore	Air Freight & Logistics	2,540	13,811
Bouygues SA	Construction & Engineering	510	26,523
Bureau Veritas SA	Professional Services	665	18,199
Capgemini SE	IT Services	395	46,905
Carrefour SA	Food & Staples Retailing	1,415	30,652
Casino Guichard-Perrachon SA	Food & Staples Retailing	150	9,107
Cie Generale des Etablissements Michelin, B	Auto Components	455	65,318
CNP Assurances	Insurance	415	9,595
Compagnie de Saint-Gobain	Building Products	1,280	70,672
Credit Agricole SA	Banks	2,945	48,802
Danone SA	Food Products	1,510	126,834
Dassault Aviation SA	Aerospace & Defense	5	7,793
Dassault Systemes	Software	335	35,637
Edenred	Commercial Services & Supplies	605	17,566
EDF SA	Electric Utilities	1,250	15,640
Eiffage SA	Construction & Engineering	185	20,291
Elior Group SA	Hotels, Restaurants & Leisure	345	7,136
Engie SA	Multi-Utilities	4,210	72,469
Essilor International SA	Health Care Equipment & Supplies	520	71,777
Euler Hermes Group	Insurance	40	5,851
Eurazeo SA	Diversified Financial Services	110	10,171
Eutelsat Communications SA	Media	450	10,426
Faurecia	Auto Components	190	14,860
	Equity Real Estate Investment Trusts
Fonciere Des Regions	(REITs)	100	11,345
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	115	21,252
Getlink SE	Transportation Infrastructure	1,165	14,997
Hermes International	Textiles, Apparel & Luxury Goods	75	40,189
	Equity Real Estate Investment Trusts
ICADE	(REITs)	90	8,854
Iliad SA	Diversified Telecommunication Services	55	13,192
Imerys SA	Construction Materials	95	8,960
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	140	14,964
Ipsen SA	Pharmaceuticals	85	10,163
JCDecaux SA	Media	190	7,667
Kering	Textiles, Apparel & Luxury Goods	190	89,664
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	525	23,114
L'Oreal SA	Personal Products	610	135,474
Lagardere SCA	Media	300	9,629
Legrand SA	Electrical Equipment	685	52,799
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	635	187,119

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Natixis SA	Capital Markets	2,185	17,306
Orange SA	Diversified Telecommunication Services	4,890	84,996
Orpea	Health Care Providers & Services	110	12,984
Pernod Ricard SA	Beverages	540	85,561
Peugeot SA	Automobiles	1,145	23,312
Plastic Omnium SA	Auto Components	140	6,371
Publicis Groupe	Media	525	35,713
Remy Cointreau SA	Beverages	60	8,322
Renault SA	Automobiles	475	47,861
Rexel SA	Trading Companies & Distributors	765	13,889
Rubis SCA	Gas Utilities	200	14,165
Safran SA	Aerospace & Defense	745	76,855
Sanofi	Pharmaceuticals	2,790	240,714
Sartorius Stedim Biotech	Health Care Equipment & Supplies	55	3,982
[a] Schneider Electric SE	Electrical Equipment	1,360	115,721
SCOR SE	Insurance	395	15,911
SEB SA	Household Durables	70	12,982
Societe BIC SA	Commercial Services & Supplies	70	7,705
Societe Generale SA	Banks	1,900	98,219
Sodexo SA	Hotels, Restaurants & Leisure	220	29,601
Suez	Multi-Utilities	950	16,729
Teleperformance	Professional Services	150	21,515
Thales SA	Aerospace & Defense	255	27,522
Total SA	Oil, Gas & Consumable Fuels	5,670	313,499
[a] UbiSoft Entertainment SA	Software	195	15,019
	Equity Real Estate Investment Trusts
Unibail-Rodamco SE	(REITs)	255	64,303
Valeo SA	Auto Components	615	45,986
Veolia Environnement SA	Multi-Utilities	1,255	32,061
Vinci SA	Construction & Engineering	1,195	122,186
Vivendi SA	Media	2,755	74,170
Wendel SA	Diversified Financial Services	75	13,005
Zodiac Aerospace	Aerospace & Defense	505	15,118
			3,931,197
Germany 14.4%
Adidas AG	Textiles, Apparel & Luxury Goods	510	102,364
Allianz SE	Insurance	1,145	263,297
Axel Springer SE	Media	115	8,994
BASF SE	Chemicals	2,350	258,879
Bayer AG	Pharmaceuticals	2,120	264,752
Bayerische Motoren Werke AG	Automobiles	820	85,498
Beiersdorf AG	Personal Products	260	30,565
Brenntag AG	Trading Companies & Distributors	395	25,030
CECONOMY AG	Specialty Retail	425	6,433
[a] Commerzbank AG	Banks	2,680	40,243
Continental AG	Auto Components	275	74,316
[c] Covestro AG, 144A	Chemicals	340	35,124
Daimler AG	Automobiles	2,475	210,416
[a] Delivery Hero AG	Internet Software & Services	100	3,963
Deutsche Bank AG	Capital Markets	4,805	91,596
Deutsche Boerse AG	Capital Markets	480	55,794
Deutsche Lufthansa AG	Airlines	615	22,687
Deutsche Post AG	Air Freight & Logistics	2,480	118,375
Deutsche Telekom AG	Diversified Telecommunication Services	8,275	147,012
Deutsche Wohnen SE	Real Estate Management & Development	910	39,841
E.ON SE	Multi-Utilities	5,340	58,102
Evonik Industries AG	Chemicals	390	14,691
Fielmann AG	Specialty Retail	65	5,738
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	95	10,479
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	540	56,919
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,035	80,871
Fuchs Petrolub SE	Chemicals	90	4,363
GEA Group AG	Machinery	455	21,860

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Hannover Rueck SE	Insurance	155	19,524
HeidelbergCement AG	Construction Materials	385	41,723
Hella GmbH & Co. KGaA	Auto Components	115	7,121
Henkel AG & Co. KGaA	Household Products	305	36,624
Hochtief AG	Construction & Engineering	50	8,862
Hugo Boss AG	Textiles, Apparel & Luxury Goods	165	14,056
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	2,935	80,479
innogy SE	Multi-Utilities	335	13,144
K+S AG	Chemicals	480	11,963
KION Group AG	Machinery	180	15,558
Lanxess AG	Chemicals	240	19,104
LEG Immobilien AG	Real Estate Management & Development	165	18,880
Linde AG	Chemicals	490	106,734
MAN SE	Machinery	90	10,310
Merck KGaA	Pharmaceuticals	330	35,565
[a] METRO AG	Food & Staples Retailing	430	8,597
MTU Aero Engines AG	Aerospace & Defense	130	23,322
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	345	74,880
Osram Licht AG	Electrical Equipment	245	22,044
ProSiebenSat.1 Media SE	Media	585	20,164
Puma SE	Textiles, Apparel & Luxury Goods	5	2,180
Rational AG	Machinery	5	3,225
[a] RWE AG	Multi-Utilities	1,250	25,517
SAP SE	Software	2,335	262,022
Siemens AG	Industrial Conglomerates	1,950	271,972
Suedzucker AG	Food Products	205	4,451
Symrise AG	Chemicals	310	26,660
[a] Talanx AG	Insurance	100	4,091
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,755	8,822
thyssenkrupp AG	Metals & Mining	1,200	34,893
TUI AG	Hotels, Restaurants & Leisure	1,105	23,020
	Independent Power and Renewable
Uniper SE	Electricity Producers	480	14,986
United Internet AG	Internet Software & Services	295	20,312
Volkswagen AG	Automobiles	75	15,193
Vonovia SE	Real Estate Management & Development	1,250	62,126
Wacker Chemie AG	Chemicals	40	7,791
Wirecard AG	IT Services	290	32,410
[a,c] Zalando SE, 144A	Internet & Direct Marketing Retail	265	14,038
			3,560,565
Ireland 0.9%
AIB Group PLC	Banks	1,780	11,756
[a] Bank of Ireland Group PLC	Banks	2,430	20,703
CRH PLC	Construction Materials	2,115	76,018
Glanbia plc	Food Products	530	9,483
Kerry Group PLC	Food Products	385	43,226
Kingspan Group PLC	Building Products	405	17,704
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	215	25,667
Smurfit Kappa Group plc	Containers & Packaging	620	21,026
			225,583
Italy 3.7%
A2A SpA	Multi-Utilities	4,040	7,481
Assicurazioni Generali SpA	Insurance	3,340	60,962
Atlantia SpA	Transportation Infrastructure	1,380	43,615
Banca Mediolanum SpA	Diversified Financial Services	655	5,675
[a] Banco BPM SpA	Banks	3,855	12,128
Buzzi Unicem SpA, di Risp	Construction Materials	105	1,605
Buzzi Unicem SpA	Construction Materials	185	4,998
Davide Campari-Milano SpA	Beverages	1,430	11,067
Enel SpA	Electric Utilities	20,120	123,941
Eni SpA	Oil, Gas & Consumable Fuels	6,525	108,126

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Ferrari NV	Automobiles	320	33,603
FinecoBank Banca Fineco SpA	Banks	985	10,095
Intesa Sanpaolo SpA, di Risp	Banks	2,445	7,810
Intesa Sanpaolo SpA	Banks	34,395	114,405
Italgas Reti SpA	Gas Utilities	1,225	7,487
Leonardo SpA	Aerospace & Defense	1,015	12,091
Luxottica Group SpA	Textiles, Apparel & Luxury Goods	405	24,876
[a] Mediaset SpA	Media	900	3,491
Mediobanca SpA	Banks	1,480	16,812
Moncler SpA	Textiles, Apparel & Luxury Goods	405	12,683
Parmalat SpA	Food Products	500	1,861
[a] Pirelli & C SpA	Auto Components	865	7,531
[b] Poste Italiane SpA, Reg S	Insurance	1,010	7,610
Prysmian SpA	Electrical Equipment	540	17,631
Recordati SpA	Pharmaceuticals	250	11,125
[a] Saipem SpA	Energy Equipment & Services	1,495	6,833
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	100	2,660
Snam SpA	Oil, Gas & Consumable Fuels	6,190	30,326
[a] Telecom Italia SpA	Diversified Telecommunication Services	29,365	25,406
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	15,790	11,301
Tenaris SA	Energy Equipment & Services	1,225	19,358
Terna Rete Elettrica Nazionale SpA	Electric Utilities	3,695	21,493
[a] UniCredit SpA	Banks	5,700	106,638
Unione di Banche Italiane SpA	Banks	2,570	11,252
UnipolSai Assicurazioni SpA	Insurance	2,450	5,728
			909,704
Luxembourg 0.1%
Eurofins Scientific SE	Life Sciences Tools & Services	20	12,190
[a] RTL Group SA	Media	100	8,054
SES SA, IDR	Media	895	13,982
			34,226
Netherlands 3.9%
ABN AMRO Group NV, GDR	Banks	1,085	35,047
Aegon NV	Insurance	4,505	28,752
Akzo Nobel NV	Chemicals	615	53,925
[a] Altice NV, A	Media	1,440	15,123
[a] Altice NV, B	Media	220	2,334
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	805	140,308
ASR Nederland NV	Insurance	370	15,242
Boskalis Westminster	Construction & Engineering	210	7,926
EXOR NV	Diversified Financial Services	280	17,181
Gemalto NV	Software	205	12,185
Grandvision NV	Specialty Retail	125	3,196
Heineken Holding NV	Beverages	255	25,259
Heineken NV	Beverages	605	63,153
ING Groep NV	Banks	9,965	183,379
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,300	72,655
Koninklijke DSM NV	Chemicals	455	43,529
Koninklijke KPN NV	Diversified Telecommunication Services	8,070	28,180
Koninklijke Philips NV	Health Care Equipment & Supplies	2,375	89,949
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	175	7,685
NN Group NV	Insurance	875	37,951
[a] OCI NV	Chemicals	250	6,313
Philips Lighting NV	Electrical Equipment	215	7,900
[a] QIAGEN NV	Life Sciences Tools & Services	565	17,769
Randstad Holding NV	Professional Services	280	17,228
Wolters Kluwer NV	Professional Services	740	38,636
			970,805
Norway 1.0%
Aker BP ASA	Oil, Gas & Consumable Fuels	265	6,541
DNB ASA	Banks	2,780	51,696

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Gjensidige Forsikring ASA	Insurance	415	7,859
[a] Marine Harvest ASA	Food Products	1,030	17,504
Norsk Hydro ASA	Metals & Mining	3,430	26,146
Orkla ASA	Food Products	1,980	21,072
Schibsted ASA, A	Media	210	6,023
Schibsted ASA, B	Media	230	6,130
Statoil ASA	Oil, Gas & Consumable Fuels	2,505	53,657
Telenor ASA	Diversified Telecommunication Services	1,760	37,850
Yara International ASA	Chemicals	445	20,495
			254,973
Portugal 0.2%
EDP- Energias de Portugal S.A.	Electric Utilities	5,930	20,543
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,315	24,199
Jeronimo Martins SGPS SA	Food & Staples Retailing	640	12,446
			57,188
Russia 0.0%†
Polymetal International PLC	Metals & Mining	640	7,969

South Africa 0.1%
Investec PLC	Capital Markets	1,610	11,652

Spain 5.1%
Abertis Infraestructuras SA	Transportation Infrastructure	1,580	35,194
Acciona SA	Electric Utilities	70	5,719
Acerinox SA	Metals & Mining	340	4,865
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	645	25,265
Aena SME SA	Transportation Infrastructure	165	33,484
Amadeus IT Group SA, A	IT Services	1,060	76,511
Banco Bilbao Vizcaya Argentaria SA	Banks	17,110	146,121
Banco de Sabadell SA	Banks	14,480	28,794
Banco Santander SA	Banks	40,820	268,562
Bankia SA	Banks	2,870	13,740
Bankinter SA	Banks	1,715	16,277
CaixaBank SA	Banks	9,270	43,290
Cellnex Telecom SAU	Diversified Telecommunication Services	380	9,742
Corporacion Financiera Alba SA	Diversified Financial Services	55	3,152
Corporacion Mapfre SA	Insurance	2,475	7,959
Distribuidora Internacional de Alimentacion SA	Food & Staples Retailing	1,600	8,267
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	400	3,346
Enagas SA	Oil, Gas & Consumable Fuels	580	16,625
Endesa SA	Electric Utilities	830	17,795
Ferrovial SA	Construction & Engineering	1,270	28,861
Gas Natural SDG SA	Gas Utilities	810	18,724
Grifols SA	Biotechnology	845	24,783
Grupo Catalana Occidente SA	Insurance	115	5,101
Iberdrola SA	Electric Utilities	14,445	112,052
Industria de Diseno Textil SA	Specialty Retail	2,690	93,820
Mediaset Espana Comunicacion SA	Media	440	4,945
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	845	11,466
Red Electrica Corp. SA	Electric Utilities	1,105	24,826
Repsol SA	Oil, Gas & Consumable Fuels	3,005	53,206
[a] Repsol SA, rts., 1/05/18	Oil, Gas & Consumable Fuels	3,005	1,368
Siemens Gamesa Renewable Energy SA	Electrical Equipment	585	8,029
Telefonica SA	Diversified Telecommunication Services	11,250	109,761
Zardoya Otis SA	Machinery	430	4,709
			1,266,359
Sweden 4.4%
Alfa Laval AB	Machinery	820	19,410
[a] Arjo AB, B	Health Care Equipment & Supplies	585	1,673
Assa Abloy AB, B	Building Products	2,415	50,262

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Atlas Copco AB, A	Machinery	1,620	70,083
Atlas Copco AB	Machinery	990	38,040
Boliden AB	Metals & Mining	700	23,990
Electrolux AB, B	Household Durables	580	18,723
Ericsson, B	Communications Equipment	7,660	50,381
[a] Essity AB, B	Household Products	1,550	44,110
[a] Fastighets AB Balder, B	Real Estate Management & Development	255	6,833
Getinge AB, B	Health Care Equipment & Supplies	585	8,503
Hennes & Mauritz AB, B	Specialty Retail	2,450	50,661
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	645	32,370
Husqvarna AB, B	Household Durables	935	8,919
ICA Gruppen AB	Food & Staples Retailing	205	7,459
Industrivarden AB, A	Diversified Financial Services	545	14,085
Industrivarden AB, C	Diversified Financial Services	425	10,511
Investment AB Latour, B	Diversified Financial Services	315	3,882
Investor AB, B	Diversified Financial Services	1,175	53,688
Kinnevik AB, B	Diversified Financial Services	600	20,321
L E Lundbergforetagen AB, B	Diversified Financial Services	95	7,113
[a] Lundin Petroleum AB	Oil, Gas & Consumable Fuels	475	10,895
Nordea Bank AB	Banks	8,035	97,450
Saab AB, B	Aerospace & Defense	110	5,361
Sandvik AB	Machinery	2,785	48,880
Securitas AB, B	Commercial Services & Supplies	815	14,254
Skandinaviska Enskilda Banken AB, A	Banks	3,490	41,049
Skandinaviska Enskilda Banken AB, C	Banks	55	645
Skanska AB, B	Construction & Engineering	910	18,895
SKF AB, B	Machinery	975	21,697
Svenska Cellulosa AB, B	Paper & Forest Products	1,510	15,593
Svenska Handelsbanken AB, A	Banks	3,760	51,526
Svenska Handelsbanken AB, B	Banks	90	1,242
Swedbank AB, A	Banks	2,640	63,811
Swedish Match AB	Tobacco	460	18,158
Tele2 AB, B	Wireless Telecommunication Services	910	11,203
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	95	618
Telia Co. AB	Diversified Telecommunication Services	6,750	30,133
Trelleborg AB, B	Machinery	615	14,272
Volvo AB, B	Machinery	4,045	75,441
			1,082,140
Switzerland 13.6%
ABB Ltd.	Electrical Equipment	4,945	132,543
Adecco Group AG	Professional Services	425	32,513
[a] Aryzta AG	Food Products	220	8,725
Baloise Holding AG	Insurance	120	18,680
Banque Cantonale Vaudoise	Banks	5	3,771
[a] Barry Callebaut AG	Food Products	5	10,431
Chocoladefabriken Lindt & Spruengli AG	Food Products	5	30,528
[a] Clariant AG	Chemicals	715	19,994
[a] Coca-Cola HBC AG	Beverages	495	16,205
Compagnie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	1,315	119,153
[a] Credit Suisse Group AG	Capital Markets	6,605	117,934
DKSH Holding AG	Professional Services	70	6,124
[a] Dufry AG	Specialty Retail	85	12,639
EMS-Chemie Holding AG	Chemicals	20	13,350
Flughafen Zurich AG	Transportation Infrastructure	50	11,437
Geberit AG	Building Products	90	39,629
Givaudan AG	Chemicals	25	57,773
[a] Glencore PLC	Metals & Mining	29,715	156,768
Helvetia Holding AG	Insurance	15	8,443
[a] Julius Baer Group Ltd.	Capital Markets	550	33,638
Kuehne + Nagel International AG	Marine	130	23,012
[a] LafargeHolcim Ltd., B	Construction Materials	1,240	69,921

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Technology Hardware, Storage &
Logitech International S.A.	Peripherals	360	12,154
[a] Lonza Group AG	Life Sciences Tools & Services	190	51,336
Nestle SA	Food Products	7,995	687,512
Novartis AG	Pharmaceuticals	5,690	481,125
Pargesa Holding SA, B	Diversified Financial Services	75	6,503
Partners Group Holding AG	Capital Markets	45	30,847
PSP Swiss Property AG	Real Estate Management & Development	105	9,950
Roche Holding AG	Pharmaceuticals	1,775	448,987
Roche Holding AG	Pharmaceuticals	70	17,685
Schindler Holding AG, PC	Machinery	105	24,168
Schindler Holding AG	Machinery	50	11,313
SGS SA	Professional Services	10	26,075
Sika AG	Chemicals	5	39,713
Sonova Holding AG	Health Care Equipment & Supplies	130	20,304
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	1,615	35,305
Straumann Holding AG	Health Care Equipment & Supplies	25	17,663
Sulzer AG	Machinery	35	4,245
Swatch Group AG	Textiles, Apparel & Luxury Goods	120	9,174
Swatch Group AG	Textiles, Apparel & Luxury Goods	75	30,585
[a] Swiss Life Holding AG	Insurance	85	30,092
[a] Swiss Prime Site AG	Real Estate Management & Development	185	17,086
Swiss Re AG	Insurance	800	74,910
Swisscom AG	Diversified Telecommunication Services	60	31,924
[a] Temenos Group AG	Software	150	19,241
[a] UBS Group AG	Capital Markets	8,980	165,317
Vifor Pharma AG	Pharmaceuticals	130	16,662
Zurich Insurance Group AG	Insurance	390	118,701
			3,381,788
United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services	210	8,196

United Kingdom 29.1%
3i Group PLC	Capital Markets	2,440	30,152
Admiral Group PLC	Insurance	510	13,812
Aggreko PLC	Commercial Services & Supplies	595	6,431
Anglo American PLC	Metals & Mining	2,595	54,393
Antofagasta PLC	Metals & Mining	865	11,760
Ashmore Group PLC	Capital Markets	930	5,096
Ashtead Group PLC	Trading Companies & Distributors	1,265	34,088
Associated British Foods PLC	Food Products	885	33,761
AstraZeneca PLC	Pharmaceuticals	3,290	227,912
Auto Trader Group PLC	Internet Software & Services	2,380	11,359
Aviva PLC	Insurance	10,340	70,846
Babcock International Group PLC	Commercial Services & Supplies	660	6,299
BAE Systems PLC	Aerospace & Defense	8,125	62,979
Barclays PLC	Banks	44,305	121,725
Barratt Developments PLC	Household Durables	2,565	22,467
Bellway PLC	Household Durables	310	14,942
The Berkeley Group Holdings PLC	Household Durables	325	18,452
BHP Billiton PLC	Metals & Mining	5,230	107,715
Booker Group PLC	Food & Staples Retailing	4,155	12,871
BP PLC	Oil, Gas & Consumable Fuels	49,120	347,319
British American Tobacco PLC	Tobacco	5,880	399,140
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	2,630	24,602
BT Group PLC	Diversified Telecommunication Services	21,435	78,783
Bunzl PLC	Trading Companies & Distributors	850	23,825
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,100	26,665
Capita PLC	Professional Services	1,730	9,382
Capital & Counties Properties PLC	Real Estate Management & Development	1,805	7,806
Centrica PLC	Multi-Utilities	14,315	26,588

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

CNH Industrial NV	Machinery	2,515	33,734
[a] Cobham PLC	Aerospace & Defense	6,260	10,695
Compass Group PLC	Hotels, Restaurants & Leisure	4,035	87,334
ConvaTec Group PLC	Health Care Equipment & Supplies	3,290	9,146
Croda International PLC	Chemicals	320	19,151
[a] CYBG PLC	Banks	2,210	10,156
Daily Mail and General Trust	Media	655	5,285
DCC PLC	Industrial Conglomerates	225	22,721
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	260	10,966
Diageo PLC	Beverages	6,300	232,233
Direct Line Insurance Group PLC	Insurance	3,505	18,098
Dixons Carphone PLC	Specialty Retail	2,610	7,026
DS Smith PLC	Containers & Packaging	2,410	16,871
easyJet PLC	Airlines	580	11,486
Experian PLC	Professional Services	2,360	52,229
Ferguson PLC	Trading Companies & Distributors	645	46,505
[a] Fiat Chrysler Automobiles NV	Automobiles	2,785	49,862
Fresnillo PLC	Metals & Mining	485	9,375
G4S PLC	Commercial Services & Supplies	3,925	14,176
GKN PLC	Auto Components	4,385	18,946
GlaxoSmithKline PLC	Pharmaceuticals	12,335	220,675
	Electronic Equipment, Instruments &
Halma PLC	Components	960	16,363
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	2,020	14,947
Hargreaves Lansdown PLC	Capital Markets	620	15,113
Hikma Pharmaceuticals PLC	Pharmaceuticals	365	5,599
Howden Joinery Group PLC	Trading Companies & Distributors	1,510	9,535
HSBC Holdings PLC	Banks	51,725	536,607
IMI PLC	Machinery	675	12,172
Imperial Brands PLC	Tobacco	2,440	104,500
Inchcape PLC	Distributors	1,050	11,115
Informa PLC	Media	2,085	20,364
Inmarsat PLC	Diversified Telecommunication Services	1,185	7,868
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	485	30,961
International Consolidated Airlines Group SA	Airlines	2,735	24,086
Intertek Group PLC	Professional Services	410	28,785
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	2,315	7,923
ITV PLC	Media	9,560	21,403
J Sainsbury PLC	Food & Staples Retailing	4,095	13,372
John Wood Group PLC	Energy Equipment & Services	1,685	14,816
Johnson Matthey PLC	Chemicals	485	20,175
[a] Just Eat PLC	Internet Software & Services	1,455	15,372
Kingfisher PLC	Specialty Retail	5,595	25,559
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,815	24,749
Legal & General Group PLC	Insurance	15,035	55,585
Lloyds Banking Group PLC	Banks	182,110	167,665
London Stock Exchange Group PLC	Capital Markets	790	40,535
Marks & Spencer Group PLC	Multiline Retail	4,160	17,715
Mediclinic International PLC	Health Care Providers & Services	1,025	9,006
Meggitt PLC	Aerospace & Defense	1,965	12,818
Melrose Industries PLC	Electrical Equipment	4,790	13,750
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	1,755	8,616
[a] Micro Focus International PLC	Software	1,105	37,713
Mondi PLC	Paper & Forest Products	935	24,424
National Grid PLC	Multi-Utilities	8,770	103,818
Next PLC	Multiline Retail	355	21,730
Old Mutual PLC	Insurance	12,100	37,925
Pearson PLC	Media	2,095	20,858
Pennon Group PLC	Water Utilities	1,045	11,069
Persimmon PLC	Household Durables	785	29,075

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Provident Financial PLC	Consumer Finance	390	4,738
Prudential PLC	Insurance	6,580	169,610
Randgold Resources Ltd.	Metals & Mining	235	23,556
Reckitt Benckiser Group PLC	Household Products	1,585	148,351
Relx NV	Professional Services	2,305	53,046
RELX PLC	Professional Services	2,700	63,516
Rentokil Initial PLC	Commercial Services & Supplies	4,650	20,003
Rightmove PLC	Internet Software & Services	230	14,001
Rio Tinto PLC	Metals & Mining	3,035	161,843
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	4,185	47,951
[a] Royal Bank of Scotland Group PLC	Banks	8,210	30,875
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	11,690	392,178
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	9,620	326,442
Royal Mail PLC	Air Freight & Logistics	2,385	14,599
RPC Group PLC	Containers & Packaging	1,035	12,342
RSA Insurance Group PLC	Insurance	2,575	22,032
The Sage Group PLC	Software	2,770	29,902
Schroders PLC	Capital Markets	280	13,318
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	2,510	19,931
Severn Trent PLC	Water Utilities	595	17,402
Shire PLC	Biotechnology	2,270	119,759
[a] Sky PLC	Media	2,635	36,073
Smith & Nephew PLC	Health Care Equipment & Supplies	2,220	38,680
Smiths Group PLC	Industrial Conglomerates	1,005	20,257
Spirax-Sarco Engineering PLC	Machinery	185	14,065
SSE PLC	Electric Utilities	2,550	45,534
St. James's Place Capital PLC	Capital Markets	1,295	21,477
[a] Standard Chartered PLC	Banks	6,860	72,392
Standard Life Aberdeen PLC	Diversified Financial Services	6,900	40,752
Tate & Lyle PLC	Food Products	1,170	11,126
Taylor Wimpey PLC	Household Durables	8,345	23,300
TechnipFMC PLC	Energy Equipment & Services	1,165	36,162
Tesco PLC	Food & Staples Retailing	20,785	58,835
Travis Perkins PLC	Trading Companies & Distributors	640	13,566
Unilever NV, IDR	Personal Products	3,920	221,024
Unilever PLC	Personal Products	3,010	167,981
United Utilities Group PLC	Water Utilities	1,720	19,300
Vodafone Group PLC	Wireless Telecommunication Services	68,095	216,471
Weir Group PLC	Machinery	565	16,226
Whitbread PLC	Hotels, Restaurants & Leisure	470	25,432
William Hill PLC	Hotels, Restaurants & Leisure	2,145	9,343
William Morrison Supermarkets PLC	Food & Staples Retailing	5,510	16,391
Worldpay Group PLC	IT Services	4,780	27,546
WPP PLC	Media	3,160	57,324
			7,226,178
United States 0.1%
Carnival PLC	Hotels, Restaurants & Leisure	460	30,441

Total Common Stocks and Other Equity Interests (Cost $24,188,855)			24,598,545
Preferred Stocks 0.9%
Germany 0.8%
Bayerische Motoren Werke AG (BMW), 4.716%, pfd.	Automobiles	145	12,996
Fuchs Petrolub SE, 2.011%, pfd.	Chemicals	175	9,299
Henkel AG & Co. KGaA, 1.468%, pfd.	Household Products	450	59,629
Porsche Automobil Holding SE, 1.447%, pfd.	Automobiles	395	33,098
RWE AG, 0.907%, pfd.	Multi-Utilities	85	1,463
Sartorius Ag, 0.578%, pfd.	Health Care Equipment & Supplies	85	8,118

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Volkswagen AG, 1.238%, pfd.	Automobiles	470	93,940
			218,543
Spain 0.1%
[d] Grifols SA, 1.714%, B, pfd.	Biotechnology	670	15,298
Total Preferred Stocks (Cost $231,808)			233,841
Total Investments (Cost $24,420,663) 100.1%			24,832,386
Other Assets, less Liabilities (0.1)%			(32,192)
Net Assets 100.0%			$24,800,194

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2017, the aggregate value of these securities was $29,999, representing 0.1% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2017, the aggregate value of these securities was $52,651, representing 0.2% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

At December 31, 2017 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	4,208,938	$678,783	1/03/18	$34	$—
Danish Krone	BOFA	Sell	4,208,938	666,847	1/03/18	—	(11,970)
Euro	BOFA	Buy	10,479,902	12,584,644	1/03/18	—	(375)
Euro	BOFA	Sell	10,479,902	12,359,239	1/03/18	—	(225,029)
British Pound	BOFA	Buy	5,083,026	6,875,860	1/03/18	202	—
British Pound	BOFA	Sell	5,083,026	6,802,385	1/03/18	—	(73,678)
Norwegian Krone	BOFA	Buy	2,050,167	250,639	1/03/18	12	—
Norwegian Krone	BOFA	Sell	2,050,167	245,866	1/03/18	—	(4,785)
Swedish Krona	BOFA	Buy	9,071,854	1,108,068	1/03/18	—	(55)
Swedish Krona	BOFA	Sell	9,071,854	1,079,672	1/03/18	—	(28,341)
Swiss Franc	MSCO	Buy	3,129,923	3,211,771	1/03/18	54	—
Swiss Franc	MSCO	Sell	3,129,923	3,168,064	1/03/18	—	(43,760)
Danish Krone	BOFA	Sell	4,271,943	690,120	2/02/18	—	(117)
Euro	BOFA	Sell	10,350,692	12,450,558	2/02/18	—	(118)
British Pound	BOFA	Sell	5,258,445	7,119,898	2/02/18	—	(343)
Norwegian Krone	BOFA	Sell	2,090,869	255,813	2/02/18	—	(34)
Swedish Krona	BOFA	Sell	8,892,748	1,088,012	2/02/18	—	(55)
Swiss Franc	MSCO	Sell	3,106,083	3,193,616	2/02/18	—	(279)
Total Forward Exchange Contracts						$302	$(388,939)
Net unrealized appreciation (depreciation)							$(388,637)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations
Counterparty
BOFA	-	Bank of America, N.A.
MSCO	-	Morgan Stanley & Co., LLC
Selected Portfolio
GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 99.8%
France 97.2%
Accor SA	Hotels, Restaurants & Leisure	287	$14,819
Aeroports de Paris SA	Transportation Infrastructure	47	8,945
Air Liquide SA	Chemicals	691	87,165
Airbus SE	Aerospace & Defense	900	89,700
[a,b] ALD SA, 144A	Road & Rail	133	2,063
Alstom SA	Machinery	251	10,430
Amundi SA	Capital Markets	81	6,872
Arkema SA	Chemicals	117	14,267
Atos SE	IT Services	150	21,858
AXA SA	Insurance	3,116	92,551
Biomerieux	Health Care Equipment & Supplies	68	6,099
BNP Paribas SA	Banks	1,779	132,980
Bollore	Air Freight & Logistics	1,615	8,781
Bouygues SA	Construction & Engineering	332	17,266
Bureau Veritas SA	Professional Services	420	11,494
Capgemini SE	IT Services	255	30,280
Carrefour SA	Food & Staples Retailing	905	19,604
Casino Guichard-Perrachon SA	Food & Staples Retailing	94	5,707
Cie Generale des Etablissements Michelin, B	Auto Components	291	41,775
CNP Assurances	Insurance	262	6,058
Compagnie de Saint-Gobain	Building Products	817	45,109
Credit Agricole SA	Banks	1,876	31,087
Danone SA	Food Products	964	80,972
Dassault Aviation SA	Aerospace & Defense	4	6,234
Dassault Systemes	Software	213	22,659
Edenred	Commercial Services & Supplies	382	11,091
EDF SA	Electric Utilities	786	9,835
Eiffage SA	Construction & Engineering	122	13,381
Elior Group SA	Hotels, Restaurants & Leisure	216	4,468
Engie SA	Multi-Utilities	2,711	46,666
Essilor International SA	Health Care Equipment & Supplies	335	46,241
Euler Hermes Group	Insurance	26	3,803
Eurazeo SA	Diversified Financial Services	72	6,657
Eutelsat Communications SA	Media	284	6,580
Faurecia	Auto Components	121	9,463
	Equity Real Estate Investment Trusts
Fonciere Des Regions	(REITs)	65	7,374
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	76	14,045
Getlink SE	Transportation Infrastructure	744	9,577
Hermes International	Textiles, Apparel & Luxury Goods	51	27,329
	Equity Real Estate Investment Trusts
ICADE	(REITs)	58	5,706
Iliad SA	Diversified Telecommunication Services	39	9,354
Imerys SA	Construction Materials	60	5,659
	Electronic Equipment, Instruments &
Ingenico Group SA	Components	92	9,833
Ipsen SA	Pharmaceuticals	56	6,696
JCDecaux SA	Media	119	4,802
Kering	Textiles, Apparel & Luxury Goods	122	57,573
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	332	14,617
L'Oreal SA	Personal Products	396	87,947
Lagardere SCA	Media	189	6,066
Legrand SA	Electrical Equipment	439	33,838
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	410	120,817
Natixis SA	Capital Markets	1,376	10,899
Orange SA	Diversified Telecommunication Services	3,155	54,839
Orpea	Health Care Providers & Services	74	8,735

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Pernod Ricard SA	Beverages	348	55,139
Peugeot SA	Automobiles	726	14,781
Plastic Omnium SA	Auto Components	92	4,186
Publicis Groupe	Media	337	22,924
Remy Cointreau SA	Beverages	40	5,548
Renault SA	Automobiles	304	30,631
Rexel SA	Trading Companies & Distributors	498	9,042
Rubis SCA	Gas Utilities	126	8,924
Safran SA	Aerospace & Defense	479	49,414
Sanofi	Pharmaceuticals	1,799	155,213
Sartorius Stedim Biotech	Health Care Equipment & Supplies	40	2,896
[a] Schneider Electric SE	Electrical Equipment	871	74,112
SCOR SE	Insurance	257	10,352
SEB SA	Household Durables	45	8,346
Societe BIC SA	Commercial Services & Supplies	43	4,733
Societe Generale SA	Banks	1,207	62,395
Sodexo SA	Hotels, Restaurants & Leisure	143	19,241
Suez	Multi-Utilities	598	10,531
Teleperformance	Professional Services	94	13,483
Thales SA	Aerospace & Defense	164	17,700
Total SA	Oil, Gas & Consumable Fuels	3,637	201,093
[a] UbiSoft Entertainment SA	Software	125	9,627
Valeo SA	Auto Components	392	29,311
Veolia Environnement SA	Multi-Utilities	806	20,591
Vinci SA	Construction & Engineering	765	78,220
Vivendi SA	Media	1,759	47,356
Wendel SA	Diversified Financial Services	47	8,150
Zodiac Aerospace	Aerospace & Defense	319	9,550
			2,452,155
Luxembourg 0.8%
Eurofins Scientific SE	Life Sciences Tools & Services	16	9,753
SES SA, IDR	Media	579	9,045
			18,798
Switzerland 0.9%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	1,030	22,516

United Kingdom 0.9%
TechnipFMC PLC	Energy Equipment & Services	754	23,405

Total Investments (Cost $2,526,533) 99.8%			2,516,874

Other Assets, less Liabilities 0.2%			5,432
Net Assets 100.0%			$2,522,306

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At December 31, 2017, the value of this security was $2,063, representing 0.1% of net assets.

Abbreviations

Selected Portfolio

IDR - International Depositary Receipt
REIT - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.2%
Germany 93.5%
Adidas AG	Textiles, Apparel & Luxury Goods	341	$68,443
Allianz SE	Insurance	771	177,294
Axel Springer SE	Media	77	6,022
BASF SE	Chemicals	1,580	174,055
Bayer AG	Pharmaceuticals	1,430	178,583
Bayerische Motoren Werke AG	Automobiles	554	57,763
Beiersdorf AG	Personal Products	172	20,220
Brenntag AG	Trading Companies & Distributors	267	16,919
CECONOMY AG	Specialty Retail	281	4,253
[a] Commerzbank AG	Banks	1,799	27,014
Continental AG	Auto Components	187	50,535
[b] Covestro AG, 144A	Chemicals	226	23,347
Daimler AG	Automobiles	1,666	141,638
[a] Delivery Hero AG	Internet Software & Services	63	2,496
Deutsche Bank AG	Capital Markets	3,213	61,249
Deutsche Boerse AG	Capital Markets	322	37,428
Deutsche Lufthansa AG	Airlines	407	15,014
Deutsche Post AG	Air Freight & Logistics	1,643	78,423
Deutsche Telekom AG	Diversified Telecommunication Services	5,587	99,258
Deutsche Wohnen SE	Real Estate Management & Development	612	26,794
E.ON SE	Multi-Utilities	3,545	38,571
Evonik Industries AG	Chemicals	257	9,681
Fielmann AG	Specialty Retail	42	3,708
Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	61	6,729
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	367	38,684
Fresenius SE and Co. KGaA	Health Care Providers & Services	699	54,617
Fuchs Petrolub SE	Chemicals	59	2,860
GEA Group AG	Machinery	289	13,885
Hannover Rueck SE	Insurance	104	13,100
HeidelbergCement AG	Construction Materials	256	27,743
Hella GmbH & Co. KGaA	Auto Components	76	4,706
Henkel AG & Co. KGaA	Household Products	202	24,256
Hochtief AG	Construction & Engineering	33	5,849
Hugo Boss AG	Textiles, Apparel & Luxury Goods	111	9,456
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	1,952	53,524
innogy SE	Multi-Utilities	220	8,632
K+S AG	Chemicals	330	8,224
KION Group AG	Machinery	121	10,459
Lanxess AG	Chemicals	158	12,577
LEG Immobilien AG	Real Estate Management & Development	109	12,472
Linde AG	Chemicals	322	70,140
MAN SE	Machinery	61	6,988
Merck KGaA	Pharmaceuticals	223	24,033
[a] METRO AG	Food & Staples Retailing	283	5,658
MTU Aero Engines AG	Aerospace & Defense	89	15,967
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	236	51,223
Osram Licht AG	Electrical Equipment	165	14,846
ProSiebenSat.1 Media SE	Media	394	13,581
Puma SE	Textiles, Apparel & Luxury Goods	4	1,744
Rational AG	Machinery	6	3,870
[a] RWE AG	Multi-Utilities	838	17,107
SAP SE	Software	1,570	176,177
Siemens AG	Industrial Conglomerates	1,312	182,989
Suedzucker AG	Food Products	134	2,909
Symrise AG	Chemicals	209	17,974
[a] Talanx AG	Insurance	65	2,659
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	1,156	5,811

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

thyssenkrupp AG	Metals & Mining	804	23,378
	Independent Power and Renewable
Uniper SE	Electricity Producers	339	10,584
United Internet AG	Internet Software & Services	202	13,909
Volkswagen AG	Automobiles	51	10,331
Vonovia SE	Real Estate Management & Development	836	41,550
Wacker Chemie AG	Chemicals	26	5,064
Wirecard AG	IT Services	197	22,016
[a,b] Zalando SE, 144A	Internet & Direct Marketing Retail	180	9,535
			2,376,524
Luxembourg 0.2%
[a] RTL Group SA	Media	67	5,396
Netherlands 0.5%
[a] QIAGEN NV	Life Sciences Tools & Services	381	11,982

Total Common Stocks (Cost $2,408,090)			2,393,902
Preferred Stocks 5.8%
Germany 5.8%
Bayerische Motoren Werke AG (BMW), 4.716%, pfd.	Automobiles	95	8,515
Fuchs Petrolub SE, 2.011%, pfd.	Chemicals	120	6,376
Henkel AG & Co. KGaA, 1.468%, pfd.	Household Products	302	40,017
Porsche Automobil Holding SE, 1.447%, pfd.	Automobiles	265	22,205
RWE AG, 0.907%, pfd.	Multi-Utilities	57	981
Sartorius Ag, 0.578%, pfd.	Health Care Equipment & Supplies	59	5,635
Volkswagen AG, 1.238%, pfd.	Automobiles	316	63,160
Total Preferred Stocks (Cost $145,231)			146,889
Total Investments (Cost $2,553,321) 100.0%			2,540,791

Other Assets, less Liabilities 0.0%†			1,149
Net Assets 100.0%			$2,541,940

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2017, the aggregate value of these securities was $32,882, representing 1.3% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.7%
China 7.8%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	9,000	$160,490
[a] China Mengniu Dairy Co. Ltd.	Food Products	35,000	104,096
China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	34,000	12,656
	Electronic Equipment, Instruments &
Foxconn International Holdings Ltd.	Components	38,000	11,569
Guotai Junan International holdings Ltd.	Capital Markets	31,000	9,716
Minth Group Ltd.	Auto Components	10,000	60,315
[a] Nexteer Automotive Group Ltd.	Auto Components	11,000	26,201
	Semiconductors & Semiconductor
[a] Semiconductor Manufacturing International Corp.	Equipment	37,000	63,991
Shougang Fushan Resources Group Ltd.	Metals & Mining	48,000	10,316
Shui On Land Ltd.	Real Estate Management & Development	45,500	12,572
Tingyi Cayman Islands Holding Corp.	Food Products	24,000	46,666
[a] Towngas China Co. Ltd.	Gas Utilities	14,000	11,247
Uni-President China Holdings Ltd.	Food Products	15,000	12,549
Want Want China Holdings Ltd.	Food Products	73,000	61,166
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	42,000	16,226
			619,776
Hong Kong 90.1%
AIA Group Ltd.	Insurance	159,000	1,355,628
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	4,000	55,723
The Bank of East Asia Ltd.	Banks	15,600	67,550
BOC Hong Kong (Holdings) Ltd.	Banks	47,500	240,620
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	4,000	10,976
[a] Cathay Pacific Airways Ltd.	Airlines	9,000	13,954
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	26,000	19,058
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	14,000	14,685
CK Asset Holdings Ltd.	Real Estate Management & Development	35,500	310,165
CK Hutchison Holdings Ltd.	Industrial Conglomerates	35,000	439,218
CK Infrastructure Holdings Ltd.	Electric Utilities	8,000	68,719
CLP Holdings Ltd.	Electric Utilities	21,500	219,887
Dah Sing Banking Group Ltd.	Banks	5,200	11,282
Dah Sing Financial Group	Banks	2,000	12,805
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	3,900	30,654
[a] Esprit Holdings Ltd.	Specialty Retail	24,000	12,833
First Pacific Co. Ltd.	Diversified Financial Services	30,000	20,340
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	28,000	224,579
[a] Global Brands Group Holding Ltd.	Textiles, Apparel & Luxury Goods	78,000	6,386
Great Eagle Holdings Ltd.	Real Estate Management & Development	3,000	15,715
Hang Lung Group Ltd.	Real Estate Management & Development	12,000	44,133
Hang Lung Properties Ltd.	Real Estate Management & Development	26,000	63,526
Hang Seng Bank Ltd.	Banks	9,600	238,241
Henderson Land Development Co. Ltd.	Real Estate Management & Development	14,000	92,231
Hong Kong and China Gas Co. Ltd.	Gas Utilities	108,000	211,654
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	16,400	503,079
Hongkong Land Holdings Ltd.	Real Estate Management & Development	15,400	108,416
Hopewell Highway Infrastructure Ltd.	Transportation Infrastructure	11,500	7,326
Hopewell Holdings Ltd.	Industrial Conglomerates	7,500	27,679
Huabao International Holdings Ltd.	Chemicals	11,000	7,233
Hutchison Telecommunications Hong Kong Holdings Ltd.	Diversified Telecommunication Services	18,000	7,230
[a] Hutichison Harbour Ring Ltd.	Real Estate Management & Development	64,000	4,667
Hysan Development Co. Ltd.	Real Estate Management & Development	8,000	42,419
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	2,700	164,025
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	2,400	94,992
Johnson Electric Holdings Ltd.	Electrical Equipment	4,500	18,852

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Kerry Logistics Network Ltd.	Air Freight & Logistics	7,500	10,630
Kerry Properties Ltd.	Real Estate Management & Development	7,500	33,723
Kingston Financial Group Ltd.	Capital Markets	46,000	44,133
Li & Fung Ltd.	Textiles, Apparel & Luxury Goods	76,000	41,708
Lifestyle International Holdings Ltd.	Multiline Retail	6,500	8,631
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	29,000	268,769
Melco International Development Ltd.	Hotels, Restaurants & Leisure	10,000	29,422
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	9,600	29,043
MTR Corp. Ltd.	Road & Rail	18,500	108,388
New World Development Co. Ltd.	Real Estate Management & Development	73,000	109,631
NWS Holdings Ltd.	Industrial Conglomerates	18,000	32,466
Orient Overseas International Ltd.	Marine	2,500	24,113
PCCW Ltd.	Diversified Telecommunication Services	55,000	31,942
Power Assets Holdings Ltd.	Electric Utilities	17,000	143,419
Sa Sa International Holdings Ltd.	Specialty Retail	14,000	5,391
Samsonite International SA	Textiles, Apparel & Luxury Goods	16,800	77,152
Sands China Ltd.	Hotels, Restaurants & Leisure	31,600	163,107
Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	14,000	31,771
Shun Tak Holdings Ltd.	Industrial Conglomerates	24,000	9,364
Sino Land Co. Ltd.	Real Estate Management & Development	38,000	67,276
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	25,000	22,386
Sun Art Retail Group Ltd.	Food & Staples Retailing	29,000	30,642
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	19,000	316,938
Swire Pacific Ltd., A	Real Estate Management & Development	6,500	60,158
Swire Pacific Ltd., B	Real Estate Management & Development	12,500	19,444
Swire Properties Ltd.	Real Estate Management & Development	14,000	45,131
Taifook Securities Group Ltd.	Capital Markets	30,000	17,116
Techtronic Industries Co. Ltd.	Household Durables	16,500	107,540
Television Broadcasts Ltd.	Media	3,800	13,659
Texwinca Holdings Ltd.	Textiles, Apparel & Luxury Goods	8,000	4,401
VTech Holdings Ltd.	Communications Equipment	2,100	27,508
[b] WH Group Ltd., Reg S	Food Products	110,500	124,674
The Wharf Holdings Ltd.	Real Estate Management & Development	16,000	55,262
[a] Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	16,000	106,431
Wheelock and Co. Ltd.	Real Estate Management & Development	11,000	78,518
[a] Xinyi Glass Holdings Ltd.	Auto Components	26,000	33,858
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	9,500	37,308
			7,157,533
Italy 0.3%
Prada SpA	Textiles, Apparel & Luxury Goods	6,800	24,617

Luxembourg 0.1%
L'Occitane International SA	Specialty Retail	6,000	10,991

Macau 0.8%
[a] Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	21,000	3,143
Wynn Macau Ltd.	Hotels, Restaurants & Leisure	19,200	60,788
			63,931
Russia 0.3%
United Co. RUSAL PLC	Metals & Mining	28,000	19,628

Singapore 0.2%
BOC Aviation Ltd.	Trading Companies & Distributors	2,800	14,918

Taiwan 0.1%
	Electronic Equipment, Instruments &
FIT Hon Teng Ltd.	Components	13,000	8,797

Total Investments (Cost $7,575,641) 99.7%			7,920,191

Other Assets, less Liabilities 0.3%			22,796
Net Assets 100.0%			$7,942,987

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31,
2017, the value of this security was $124,674, representing 1.6% of net assets.

Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.9%
Italy 89.8%
A2A SpA	Multi-Utilities	11,454	$21,209
Assicurazioni Generali SpA	Insurance	7,982	145,689
Atlantia SpA	Transportation Infrastructure	3,258	102,969
Banca Mediolanum SpA	Diversified Financial Services	1,844	15,976
[a] Banco BPM SpA	Banks	11,266	35,444
Buzzi Unicem SpA	Construction Materials	526	14,212
Buzzi Unicem SpA, di Risp	Construction Materials	298	4,555
Davide Campari-Milano SpA	Beverages	4,208	32,566
Enel SpA	Electric Utilities	44,332	273,090
Eni SpA	Oil, Gas & Consumable Fuels	14,474	239,849
Ferrari NV	Automobiles	824	86,528
FinecoBank Banca Fineco SpA	Banks	2,908	29,804
Intesa Sanpaolo SpA	Banks	77,446	257,602
Intesa Sanpaolo SpA, di Risp	Banks	5,336	17,044
Italgas Reti SpA	Gas Utilities	3,632	22,199
Leonardo SpA	Aerospace & Defense	2,866	34,140
Luxottica Group SpA	Textiles, Apparel & Luxury Goods	1,138	69,897
[a] Mediaset SpA	Media	2,564	9,945
Mediobanca SpA	Banks	4,302	48,869
Moncler SpA	Textiles, Apparel & Luxury Goods	1,254	39,271
Parmalat SpA	Food Products	1,402	5,219
[a] Pirelli & C SpA	Auto Components	2,966	25,821
[b] Poste Italiane SpA, Reg S	Insurance	3,408	25,679
Prysmian SpA	Electrical Equipment	1,570	51,260
Recordati SpA	Pharmaceuticals	740	32,931
[a] Saipem SpA	Energy Equipment & Services	4,238	19,369
Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	318	8,458
Snam SpA	Oil, Gas & Consumable Fuels	15,988	78,329
[a] Telecom Italia SpA	Diversified Telecommunication Services	73,002	63,160
Telecom Italia SpA, di Risp	Diversified Telecommunication Services	38,510	27,561
Tenaris SA	Energy Equipment & Services	3,466	54,772
Terna Rete Elettrica Nazionale SpA	Electric Utilities	10,460	60,842
[a] UniCredit SpA	Banks	12,766	238,832
Unione di Banche Italiane SpA	Banks	7,292	31,925
UnipolSai Assicurazioni SpA	Insurance	6,920	16,179
			2,241,195
Netherlands 2.0%
EXOR NV	Diversified Financial Services	792	48,598

United Kingdom 8.1%
CNH Industrial NV	Machinery	6,408	85,950
[a] Fiat Chrysler Automobiles NV	Automobiles	6,534	116,984
			202,934
Total Investments (Cost $2,546,871) 99.9%			2,492,727

Other Assets, less Liabilities 0.1%			3,370
Net Assets 100.0%			$2,496,097

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31,
2017, the value of this security was $25,679, representing 1.0% of net assets.

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares	Value
Common Stocks 99.8%
Japan 99.8%
The 77 Bank Ltd.	Banks	300	$7,579
ABC-Mart Inc.	Specialty Retail	100	5,743
[a] Acom Co. Ltd.	Consumer Finance	1,500	6,325
Adastria Co. Ltd.	Specialty Retail	100	2,023
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	700	12,993
AEON Co. Ltd.	Food & Staples Retailing	2,800	47,288
AEON Financial Service Co. Ltd.	Consumer Finance	500	11,647
AEON Mall Co. Ltd.	Real Estate Management & Development	500	9,783
Aica Kogyo Co. Ltd.	Building Products	200	7,430
[a] Aiful Corp.	Consumer Finance	1,200	4,123
AIN Holdings Inc.	Food & Staples Retailing	100	5,974
Air Water Inc.	Chemicals	600	12,666
Aisin Seiki Co. Ltd.	Auto Components	700	39,334
Ajinomoto Co. Inc.	Food Products	2,000	37,656
Alfresa Holdings Corp.	Health Care Providers & Services	700	16,448
	Electronic Equipment, Instruments &
Alps Electric Co. Ltd.	Components	800	22,867
Amada Holdings Co. Ltd.	Machinery	1,300	17,703
ANA Holdings Inc.	Airlines	500	20,888
Aoyama Trading Co. Ltd.	Specialty Retail	200	7,474
Aozora Bank Ltd.	Banks	500	19,463
[a] Aplus Financial Co. Ltd.	Consumer Finance	400	391
Ariake Japan Co. Ltd.	Food Products	100	8,540
Asahi Glass Co. Ltd.	Building Products	800	34,656
Asahi Group Holdings Ltd.	Beverages	1,500	74,434
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	400	13,777
Asahi Kasei Corp.	Chemicals	5,000	64,514
Asics Corp.	Textiles, Apparel & Luxury Goods	700	11,160
ASKUL Corp.	Internet & Direct Marketing Retail	100	2,836
Astellas Pharma Inc.	Pharmaceuticals	8,300	105,878
Autobacs Seven Co. Ltd.	Specialty Retail	200	3,838
Awa Bank Ltd.	Banks	1,000	6,383
	Electronic Equipment, Instruments &
Azbil Corp.	Components	300	13,023
Bandai Namco Holdings Inc.	Leisure Equipment & Products	800	26,170
The Bank of Kyoto Ltd.	Banks	300	15,633
Benesse Holdings Inc.	Diversified Consumer Services	300	10,586
BIC CAMERA Inc.	Specialty Retail	600	8,655
Bridgestone Corp.	Auto Components	2,500	116,245
	Technology Hardware, Storage &
Brother Industries. Ltd.	Peripherals	900	22,210
Calbee Inc.	Food Products	300	9,760
	Technology Hardware, Storage &
CANON Inc.	Peripherals	4,100	152,863
Canon Marketing Japan Inc.	Distributors	200	5,406
Capcom Co. Ltd.	Software	200	6,347
Casio Computer Co. Ltd.	Household Durables	900	12,951
Central Japan Railway Co.	Road & Rail	700	125,397
The Chiba Bank Ltd.	Banks	3,000	24,980
CHIYODA Corp.	Construction & Engineering	600	4,421
Chubu Electric Power Co. Inc.	Electric Utilities	2,800	34,810
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	900	46,099
The Chugoku Bank Ltd.	Banks	700	9,364
Chugoku Electric Power Co. Inc.	Electric Utilities	1,200	12,900
Chuo Mitsui Trust Holdings Inc.	Banks	1,500	59,561
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	1,100	8,075
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	500	18,265

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Colopl Inc.	Software	200	2,173
COMSYS Holdings Corp.	Construction & Engineering	400	11,593
Concordia Financial Group Ltd.	Banks	4,800	28,975
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	300	11,332
Credit Saison Co. Ltd.	Consumer Finance	600	10,919
CyberAgent Inc.	Media	400	15,624
The Dai-ichi Life Holdings Inc.	Insurance	4,600	94,899
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	1,200	26,770
Daicel Corp.	Chemicals	1,200	13,656
Daido Steel Co. Ltd.	Metals & Mining	100	6,161
Daifuku Co. Ltd.	Machinery	400	21,802
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	2,600	67,787
Daiichikosho Co. Ltd.	Media	200	9,978
Daikin Industries Ltd.	Building Products	1,100	130,213
Daikyo Inc.	Real Estate Management & Development	100	1,939
Daishi Bank Ltd.	Banks	100	4,554
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	300	61,185
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	2,600	99,869
Daiwa Securities Group Inc.	Capital Markets	6,000	37,651
DeNA Co. Ltd.	Internet Software & Services	400	8,249
Denka Co. Ltd.	Chemicals	400	16,032
Denso Corp.	Auto Components	2,000	120,071
Dentsu Inc.	Media	900	38,149
DIC Corp.	Chemicals	300	11,345
	Semiconductors & Semiconductor
Disco Corp.	Equipment	100	22,255
DMG Mori Co. Ltd.	Machinery	400	8,277
Don Quijote Holdings Co. Ltd.	Multiline Retail	500	26,143
Dowa Holdings Co. Ltd.	Metals & Mining	200	8,167
East Japan Railway Co.	Road & Rail	1,500	146,405
EBARA Corp.	Machinery	400	15,251
Eisai Co. Ltd.	Pharmaceuticals	1,100	62,651
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	700	18,859
Exedy Corp.	Auto Components	100	3,094
Ezaki Glico Co. Ltd.	Food Products	200	9,978
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	300	21,039
FANUC Corp.	Machinery	800	192,170
Fast Retailing Co. Ltd.	Specialty Retail	200	79,734
FP Corp.	Containers & Packaging	100	5,371
Fuji Electric Co. Ltd.	Electrical Equipment	3,000	22,610
Fuji Media Holdings Inc.	Media	200	3,146
Fuji Oil Holdings Inc.	Food Products	200	5,850
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	1,600	65,406
Fujikura Ltd.	Electrical Equipment	1,100	9,706
Fujitsu General Ltd.	Household Durables	200	4,392
Fujitsu Ltd.	IT Services	8,000	57,005
Fukuoka Financial Group Inc.	Banks	3,000	16,858
Fukuyama Transporting Co. Ltd.	Road & Rail	100	3,782
Furukawa Electric Co. Ltd.	Electrical Equipment	200	9,871
Glory Ltd.	Machinery	200	7,554
GMO Payment Gateway Inc.	IT Services	100	8,273
Gree Inc.	Internet Software & Services	400	2,514
GS Yuasa Corp.	Electrical Equipment	2,000	9,960
[a] GungHo Online Entertainment Inc.	Software	1,500	4,128
Gunma Bank Ltd.	Banks	1,700	10,292
H2O Retailing Corp.	Multiline Retail	300	6,282
Hachijuni Bank Ltd.	Banks	1,700	9,764
Hakuhodo DY Holdings Inc.	Media	1,000	12,987
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	500	16,822
Hankyu Hanshin Holdings Inc.	Road & Rail	900	36,192
Haseko Corp.	Household Durables	1,100	17,098

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Heiwa Corp.	Leisure Equipment & Products	200	3,757
Hikari Tsushin Inc.	Specialty Retail	100	14,381
Hino Motors Ltd.	Machinery	1,100	14,257
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	100	14,621
The Hiroshima Bank Ltd.	Banks	1,200	10,450
HIS Co. Ltd.	Hotels, Restaurants & Leisure	100	3,626
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	300	18,189
Hitachi Capital Corp.	Consumer Finance	200	5,033
Hitachi Chemical Co. Ltd.	Chemicals	400	10,276
Hitachi Construction Machinery Co. Ltd.	Machinery	400	14,541
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	300	12,650
Hitachi Kokusai Electric Inc.	Communications Equipment	200	5,522
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	19,000	148,070
Hitachi Metals Ltd.	Metals & Mining	800	11,490
Hitachi Transport System Ltd.	Road & Rail	200	5,214
Hokkaido Electric Power Co. Inc.	Electric Utilities	700	4,611
Hokugin Financial Group Inc.	Banks	500	7,821
Hokuriku Electric Power Co.	Electric Utilities	700	5,636
Honda Motor Co. Ltd.	Automobiles	7,200	246,839
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	200	12,055
Hoshizaki Corp.	Machinery	200	17,736
House Foods Group Inc.	Food Products	300	9,960
Hoya Corp.	Health Care Equipment & Supplies	1,500	74,940
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	400	5,990
Ichigo Inc.	Real Estate Management & Development	800	3,032
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	600	24,101
IHI Corp.	Machinery	500	16,644
Iida Group Holdings Co. Ltd.	Household Durables	600	11,318
INPEX Corp.	Oil, Gas & Consumable Fuels	3,700	46,279
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	1,400	17,362
Isuzu Motors Ltd.	Automobiles	2,200	36,852
Ito En Ltd.	Beverages	200	7,883
ITOCHU Corp.	Trading Companies & Distributors	5,700	106,410
ITOCHU Techno-Solutions Corp.	IT Services	200	8,682
Itoham Yonekyu Holdings Inc.	Food Products	500	4,576
The Iyo Bank Ltd.	Banks	1,100	8,818
Izumi Co. Ltd.	Multiline Retail	200	12,463
J Front Retailing Co. Ltd.	Multiline Retail	1,000	18,846
Jafco Co. Ltd.	Capital Markets	100	5,797
Japan Airlines Co. Ltd.	Airlines	500	19,565
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	200	7,421
	Electronic Equipment, Instruments &
[a] Japan Display Inc.	Components	1,400	2,834
Japan Exchange Group Inc.	Capital Markets	2,200	38,297
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	100	2,652
Japan Post Bank Co. Ltd.	Banks	1,600	20,836
Japan Post Holdings Co. Ltd.	Insurance	5,400	61,933
Japan Post Insurance Co. Ltd.	Insurance	300	7,065
Japan Tobacco Inc.	Tobacco	4,800	154,716
The Japan Steel Works Ltd.	Machinery	300	9,654
JFE Holdings Inc.	Metals & Mining	2,100	50,445
JGC Corp.	Construction & Engineering	900	17,409
JSR Corp.	Chemicals	800	15,751
JTEKT Corp.	Machinery	900	15,467
Juroku Bank Ltd.	Banks	100	2,947
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	12,800	82,606
K's Holdings Corp.	Specialty Retail	300	7,694
Kagome Co. Ltd.	Food Products	300	11,145
Kajima Corp.	Construction & Engineering	4,000	38,491

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Kakaku.com Inc.	Internet Software & Services	500	8,455
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	100	5,166
Kamigumi Co. Ltd.	Transportation Infrastructure	400	8,852
Kandenko Co. Ltd.	Construction & Engineering	400	4,211
Kaneka Corp.	Chemicals	1,000	9,135
Kansai Electric Power Co. Inc.	Electric Utilities	2,900	35,526
Kansai Paint Co. Ltd.	Chemicals	800	20,794
KAO Corp.	Personal Products	1,900	128,505
Kawasaki Heavy Industries Ltd.	Machinery	600	21,065
[a] Kawasaki Kisen Kaisha Ltd.	Marine	300	7,640
KDDI Corp.	Wireless Telecommunication Services	7,300	181,739
Keihan Holdings Co. Ltd.	Industrial Conglomerates	400	11,789
Keikyu Corp.	Road & Rail	1,000	19,219
Keio Corp.	Road & Rail	500	21,993
Keisei Electric Railway Co. Ltd.	Road & Rail	600	19,281
Keiyo Bank Ltd.	Banks	1,000	4,581
Kewpie Corp.	Food Products	500	13,338
	Electronic Equipment, Instruments &
Keyence Corp.	Components	400	224,128
Kikkoman Corp.	Food Products	700	28,336
Kinden Corp.	Construction & Engineering	500	8,158
Kintetsu Group Holdings Co. Ltd.	Road & Rail	700	26,844
Kirin Holdings Co. Ltd.	Beverages	3,400	85,732
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	100	2,836
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	200	12,996
[a] Kobe Steel Ltd.	Metals & Mining	1,200	11,132
Koei Tecmo Holdings Co. Ltd.	Software	200	4,043
Koito Manufacturing Co. Ltd.	Auto Components	500	35,153
Komatsu Ltd.	Machinery	3,700	133,942
Komeri Co. Ltd.	Specialty Retail	100	2,894
Konami Holdings Corp.	Software	400	22,015
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	1,800	17,321
KOSE Corp.	Household Products	100	15,615
Kubota Corp.	Machinery	4,500	88,262
Kuraray Co. Ltd.	Chemicals	1,400	26,422
Kurita Water Industries Ltd.	Machinery	400	12,996
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	100	5,300
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	1,300	85,086
Kyorin Holdings Inc.	Pharmaceuticals	200	3,750
Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	1,000	19,343
Kyudenko Corp.	Construction & Engineering	200	9,676
Kyushu Electric Power Co. Inc.	Electric Utilities	1,900	19,919
Kyushu Financial Group Inc.	Banks	1,600	9,687
Kyushu Railway Co.	Road & Rail	600	18,615
Lawson Inc.	Food & Staples Retailing	200	13,298
LEOPALACE21 Corp.	Real Estate Management & Development	1,000	7,776
[a] Line Corp.	Software	100	4,079
LINTEC Corp.	Chemicals	200	5,584
Lion Corp.	Household Products	1,000	18,953
LIXIL Group Corp.	Building Products	1,000	27,075
M3 Inc.	Health Care Technology	800	28,158
Mabuchi Motor Co. Ltd.	Electrical Equipment	200	10,848
Maeda Corp.	Construction & Engineering	500	6,897
Makita Corp.	Machinery	1,000	42,033
Marubeni Corp.	Trading Companies & Distributors	6,300	45,641
Marui Group Co., Ltd.	Multiline Retail	800	14,651
Maruichi Steel Tube Ltd.	Metals & Mining	200	5,859
Matsui Securities Co. Ltd.	Capital Markets	400	3,377
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	400	16,476
Mazda Motor Corp.	Automobiles	2,300	30,861
Mebuki Financial Group Inc.	Banks	4,100	17,361
Medipal Holdings Corp.	Health Care Providers & Services	600	11,755

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Megmilk Snow Brand Co., Ltd.	Food Products	200	5,921
Meiji Holdings Co., Ltd.	Food Products	500	42,565
Minebea Mitsumi Inc.	Machinery	1,700	35,660
Miraca Holdings Inc.	Health Care Providers & Services	200	8,566
MISUMI Group Inc.	Trading Companies & Distributors	1,100	32,028
Mitsubishi Chemical Holdings Corp.	Chemicals	5,200	57,078
Mitsubishi Corp.	Trading Companies & Distributors	5,200	143,698
Mitsubishi Electric Corp.	Electrical Equipment	7,900	131,246
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	4,700	81,775
Mitsubishi Gas Chemical Co. Inc.	Chemicals	700	20,102
Mitsubishi Heavy Industries Ltd.	Machinery	1,100	41,110
Mitsubishi Logistics Corp.	Transportation Infrastructure	300	7,790
Mitsubishi Materials Corp.	Metals & Mining	500	17,799
Mitsubishi Motors Corp.	Automobiles	2,500	18,065
Mitsubishi Shokuhin Co., Ltd.	Food & Staples Retailing	100	2,934
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	900	18,631
Mitsubishi UFJ Financial Group Inc.	Banks	51,700	379,271
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	1,800	10,722
Mitsui & Co. Ltd.	Trading Companies & Distributors	6,700	108,961
Mitsui Chemicals Inc.	Chemicals	700	22,526
Mitsui Engineering & Shipbuilding Co. Ltd.	Machinery	300	4,495
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	3,800	85,175
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	200	11,700
Mitsui O.S.K. Lines Ltd.	Marine	400	13,351
Miura Co. Ltd.	Machinery	400	10,759
Mizuho Financial Group Inc.	Banks	102,100	185,439
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	100	7,661
Monotaro Co. Ltd.	Trading Companies & Distributors	200	6,391
Morinaga & Co. Ltd.	Food Products	200	10,138
MS&AD Insurance Group Holdings Inc.	Insurance	2,000	67,714
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	800	107,377
Nabtesco Corp.	Machinery	500	19,174
Nagase & Co. Ltd.	Trading Companies & Distributors	400	7,215
Nagoya Railroad Co. Ltd.	Road & Rail	700	17,629
Nankai Electric Railway Co. Ltd.	Road & Rail	400	9,914
	Technology Hardware, Storage &
NEC Corp.	Peripherals	1,000	26,986
[a] Nexon Co. Ltd.	Software	800	23,293
NGK Insulators Ltd.	Machinery	1,100	20,779
NGK Spark Plug Co. Ltd.	Auto Components	800	19,451
NH Foods Ltd.	Food Products	1,000	24,394
NHK Spring Co. Ltd.	Auto Components	600	6,605
Nichirei Corp.	Food Products	400	11,061
Nidec Corp.	Electrical Equipment	900	126,312
Nifco Inc.	Auto Components	200	13,653
Nihon Kohden Corp.	Health Care Equipment & Supplies	300	6,964
Nihon M&A Center Inc.	Professional Services	300	14,301
Nikon Corp.	Household Durables	1,400	28,211
Nintendo Co. Ltd.	Software	400	146,258
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	300	11,451
Nippon Express Co. Ltd.	Road & Rail	300	19,947
Nippon Kayaku Co. Ltd.	Chemicals	700	10,390
Nippon Paint Holdings Co. Ltd.	Chemicals	600	18,988
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	400	7,606
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	200	14,931
Nippon Shobukai Co. Ltd.	Chemicals	100	6,755
Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	3,100	79,557
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,700	127,055
Nippon Television Holdings Inc.	Media	200	3,430
[a] Nippon Yusen KK	Marine	600	14,642
Nipro Corp.	Health Care Equipment & Supplies	500	7,421
Nishi-Nippon Financial Holdings Inc.	Banks	600	7,190

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Nishi-Nippon Railroad Co. Ltd.	Road & Rail	300	8,096
Nissan Chemical Industries Ltd.	Chemicals	600	23,941
Nissan Motor Co. Ltd.	Automobiles	7,800	77,792
Nissan Shatai Co. Ltd.	Automobiles	200	2,045
Nisshin Seifun Group Inc.	Food Products	1,000	20,204
Nisshin Steel Co. Ltd.	Metals & Mining	200	3,288
Nisshinbo Holdings Inc.	Industrial Conglomerates	600	8,133
Nissin Foods Holdings Co. Ltd.	Food Products	300	21,917
Nitori Co. Ltd.	Specialty Retail	300	42,783
Nitto Denko Corp.	Chemicals	600	53,316
NOF Corp.	Chemicals	300	8,056
NOK Corp.	Auto Components	500	11,678
Nomura Holdings Inc.	Capital Markets	13,500	79,706
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	500	11,212
Nomura Research Institute Ltd.	IT Services	400	18,606
North Pacific Bank Ltd.	Banks	1,100	3,691
NS Solutions Corp.	IT Services	100	2,739
NSK Ltd.	Machinery	1,800	28,346
NTN Corp.	Machinery	1,700	8,436
NTT Data Corp.	IT Services	2,500	29,716
NTT DoCoMo Inc.	Wireless Telecommunication Services	5,200	122,834
NTT Urban Development Corp.	Real Estate Management & Development	400	4,630
Obayashi Corp.	Construction & Engineering	2,700	32,692
OBIC Co. Ltd.	IT Services	300	22,051
Odakyu Electric Railway Co. Ltd.	Road & Rail	1,200	25,672
Oji Holdings Corp.	Paper & Forest Products	4,000	26,631
Okuma Corp.	Machinery	100	6,649
Olympus Corp.	Health Care Equipment & Supplies	1,100	42,184
	Electronic Equipment, Instruments &
Omron Corp.	Components	800	47,723
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	1,800	41,960
Oracle Corp. Japan	Software	100	8,291
Orient Corp.	Consumer Finance	2,300	3,675
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	800	72,934
ORIX Corp.	Diversified Financial Services	5,200	87,913
Osaka Gas Co. Ltd.	Gas Utilities	1,600	30,821
OSG Corp.	Machinery	300	6,498
Otsuka Corp.	IT Services	200	15,340
Otsuka Holdings Co. Ltd.	Pharmaceuticals	1,700	74,670
Paltac Corp.	Distributors	100	4,563
Panasonic Corp.	Household Durables	8,600	125,927
Park24 Co. Ltd.	Commercial Services & Supplies	400	9,577
[a] PeptiDream Inc.	Biotechnology	300	10,280
Persol Holdings Co. Ltd.	Professional Services	700	17,548
Pigeon Corp.	Household Products	400	15,233
Pilot Corp.	Commercial Services & Supplies	100	4,829
Pola Orbis Holdings Inc.	Personal Products	300	10,533
Rakuten Inc.	Internet & Direct Marketing Retail	3,200	29,330
Recruit Holdings Co. Ltd.	Professional Services	4,800	119,308
Relo Group Inc.	Real Estate Management & Development	400	10,901
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	1,900	22,146
Rengo Co., Ltd.	Containers & Packaging	800	5,845
Resona Holdings Inc.	Banks	8,800	52,581
Resorttrust Inc.	Hotels, Restaurants & Leisure	300	6,820
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	2,700	25,095
Rinnai Corp.	Household Durables	100	9,055
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	400	44,314
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	400	10,688
Ryohin Keikaku Co. Ltd.	Multiline Retail	100	31,158
The San-In Godo Bank Ltd.	Banks	600	5,795
Sankyo Co. Ltd.	Leisure Equipment & Products	200	6,294

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Sankyu Inc.	Road & Rail	200	8,637
Sanrio Co. Ltd.	Specialty Retail	200	3,348
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	1,500	23,582
Sanwa Holdings Corp.	Building Products	800	11,022
Sapporo Holdings Ltd.	Beverages	300	9,188
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	100	4,474
SBI Holdings Inc.	Capital Markets	800	16,731
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	200	16,369
SCSK Corp.	IT Services	200	9,232
Secom Co. Ltd.	Commercial Services & Supplies	800	60,414
Sega Sammy Holdings Inc.	Leisure Equipment & Products	800	9,928
Seibu Holdings Inc.	Industrial Conglomerates	900	17,025
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	1,100	25,965
Seino Holdings Co. Ltd.	Road & Rail	600	9,534
Sekisui Chemical Co. Ltd.	Household Durables	1,400	28,112
Sekisui House Ltd.	Household Durables	2,300	41,559
Senshu Ikeda Holdings Inc.	Banks	1,100	4,062
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	3,100	128,871
Seven Bank Ltd.	Banks	2,600	8,909
[a] SG Holdings Co., Ltd.	Air Freight & Logistics	300	6,099
[a] Sharp Corp.	Household Durables	600	20,613
The Shiga Bank Ltd.	Banks	1,000	5,122
Shikoku Electric Power Co. Inc.	Electric Utilities	600	6,541
Shimachu Co. Ltd.	Specialty Retail	200	5,761
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	1,100	25,017
Shimamura Co. Ltd.	Specialty Retail	100	11,008
SHIMANO Inc.	Leisure Equipment & Products	300	42,210
Shimizu Corp.	Construction & Engineering	2,300	23,766
Shin-Etsu Chemical Co. Ltd.	Chemicals	1,600	162,628
Shinsei Bank Ltd.	Banks	700	12,111
Shionogi & Co. Ltd.	Pharmaceuticals	1,200	64,948
Shiseido Co. Ltd.	Personal Products	1,600	77,351
The Shizuoka Bank Ltd.	Banks	2,000	20,666
Shoei Co. Ltd.	Real Estate Management & Development	1,400	15,734
Showa Denko K.K.	Chemicals	500	21,372
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	800	10,866
Sky Perfect JSAT Holdings Inc.	Media	500	2,290
Skylark Co. Ltd.	Hotels, Restaurants & Leisure	500	7,115
SMC Corp.	Machinery	200	82,344
SoftBank Group Corp.	Wireless Telecommunication Services	3,400	269,223
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	300	16,325
Sojitz Corp.	Trading Companies & Distributors	5,000	15,357
Sompo Holdings Inc.	Insurance	1,500	58,109
Sony Corp.	Household Durables	5,100	230,123
Sony Financial Holdings Inc.	Insurance	700	12,403
Sotetsu Holdings Inc.	Road & Rail	300	7,885
Square Enix Holdings Co. Ltd.	Software	300	14,274
Stanley Electric Co., Ltd.	Auto Components	600	24,368
Start Today Co. Ltd.	Internet & Direct Marketing Retail	700	21,283
Subaru Corp.	Automobiles	2,500	79,516
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	100	5,104
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	900	23,073
Sumitomo Chemical Co. Ltd.	Chemicals	6,000	43,142
Sumitomo Corp.	Trading Companies & Distributors	4,500	76,498
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	700	10,402
Sumitomo Electric Industries Ltd.	Auto Components	3,000	50,732
Sumitomo Forestry Co. Ltd.	Household Durables	500	8,948
Sumitomo Heavy Industries Ltd.	Machinery	500	21,172
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,000	45,965
Sumitomo Mitsui Financial Group Inc.	Banks	5,400	233,353

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Sumitomo Osaka Cement Co. Ltd.	Construction Materials	1,000	4,820
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	2,000	65,743
Sumitomo Rubber Industries Ltd.	Auto Components	700	13,024
Sundrug Co. Ltd.	Food & Staples Retailing	300	13,955
Suntory Beverage & Food Ltd.	Beverages	500	22,237
The Suruga Bank Ltd.	Banks	700	15,019
Suzuken Co. Ltd.	Health Care Providers & Services	300	12,344
Suzuki Motor Corp.	Automobiles	1,700	98,605
Sysmex Corp.	Health Care Equipment & Supplies	600	47,244
T&D Holdings Inc.	Insurance	2,400	41,055
Tadano Ltd.	Machinery	500	8,304
Taiheiyo Cement Corp.	Construction Materials	500	21,593
Taisei Corp.	Construction & Engineering	800	39,840
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	200	15,979
Taiyo Nippon Sanso Corp.	Chemicals	600	8,399
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	400	6,235
Takara Holdings Inc.	Beverages	700	8,178
Takashimaya Co. Ltd.	Multiline Retail	1,000	10,528
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	3,100	176,148
	Electronic Equipment, Instruments &
TDK Corp.	Components	500	39,902
Teijin Ltd.	Chemicals	700	15,597
Terumo Corp.	Health Care Equipment & Supplies	1,200	56,884
THK Co. Ltd.	Machinery	500	18,775
TIS Inc.	IT Services	300	10,479
Tobu Railway Co. Ltd.	Road & Rail	800	25,850
Toda Corp.	Construction & Engineering	1,000	8,025
Toho Co. Ltd.	Media	500	17,332
Toho Gas Co. Ltd.	Gas Utilities	400	10,972
Tohoku Electric Power Co. Inc.	Electric Utilities	1,900	24,304
Tokai Rika Co. Ltd.	Auto Components	200	4,211
Tokai Tokyo Financial Holdings Inc.	Capital Markets	900	5,808
Tokio Marine Holdings Inc.	Insurance	2,800	127,783
Tokyo Broadcasting System Holdings Inc.	Media	100	2,498
Tokyo Century Corp.	Diversified Financial Services	200	9,712
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	6,300	24,943
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	600	108,655
Tokyo Gas Co. Ltd.	Gas Utilities	1,700	38,912
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	800	10,809
TOKYU Corp.	Road & Rail	2,000	31,922
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	2,100	15,193
	Electronic Equipment, Instruments &
TOPCON Corp.	Components	400	8,653
Toppan Forms Co. Ltd.	Commercial Services & Supplies	200	2,265
Toppan Printing Co. Ltd.	Commercial Services & Supplies	2,000	18,091
Toray Industries Inc.	Chemicals	6,100	57,534
[a] Toshiba Corp.	Industrial Conglomerates	15,000	42,210
Tosoh Corp.	Chemicals	1,100	24,939
TOTO Ltd.	Building Products	600	35,419
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	600	9,640
Toyo Suisan Kaisha Ltd.	Food Products	400	17,097
Toyo Tire & Rubber Co. Ltd	Auto Components	400	8,266
Toyobo Co. Ltd.	Chemicals	400	7,269
Toyoda Gosei Co. Ltd.	Auto Components	300	7,635
Toyota Boshoku Corp.	Auto Components	200	4,188
Toyota Industries Corp.	Auto Components	600	38,562
Toyota Motor Corp.	Automobiles	10,500	672,317
Toyota Tsusho Corp.	Trading Companies & Distributors	900	36,232
[a] Trend Micro Inc.	Software	500	28,362
TS TECH CO., Ltd.	Auto Components	200	8,229
Tsumura & Co.	Pharmaceuticals	300	9,973
Tsuruha Holdings Inc.	Food & Staples Retailing	100	13,600

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

TV Asahi Holdings Corp.	Media	100	2,012
Ube Industries Ltd.	Chemicals	400	11,771
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	200	12,605
Unicharm Corp.	Household Products	1,500	39,008
Ushio Inc.	Electrical Equipment	500	7,150
USS Co. Ltd.	Specialty Retail	900	19,063
Wacoal Corp.	Textiles, Apparel & Luxury Goods	200	6,320
Welcia Holdings Co. Ltd.	Food & Staples Retailing	200	8,646
West Japan Railway Co.	Road & Rail	700	51,122
Yahoo Japan Corp.	Internet Software & Services	5,300	24,324
Yakult Honsha Co. Ltd.	Food Products	400	30,182
Yamada Denki Co. Ltd.	Specialty Retail	2,900	15,987
Yamaguchi Financial Group Inc.	Banks	1,000	11,886
Yamaha Corp.	Leisure Equipment & Products	700	25,850
Yamaha Motor Co. Ltd.	Automobiles	1,100	36,081
Yamato Holdings Co. Ltd.	Air Freight & Logistics	1,400	28,180
Yamato Kogyo Co. Ltd.	Metals & Mining	100	2,907
Yamazaki Baking Co. Ltd.	Food Products	500	9,751
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	900	39,667
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	1,000	19,157
Yokohama Rubber Co. Ltd.	Auto Components	400	9,811
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	200	8,602
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	400	6,878
Zeon Corp.	Chemicals	600	8,687
Total Investments (Cost $15,519,360) 99.8%			15,846,798

Other Assets, less Liabilities 0.2%			24,359
Net Assets 100.0%			$15,871,157

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 99.8%
Japan 99.8%
The 77 Bank Ltd.	Banks	600	$15,158
ABC-Mart Inc.	Specialty Retail	200	11,487
[a] Acom Co. Ltd.	Consumer Finance	3,000	12,650
Adastria Co. Ltd.	Specialty Retail	200	4,046
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	1,400	25,987
AEON Co. Ltd.	Food & Staples Retailing	5,600	94,576
AEON Financial Service Co. Ltd.	Consumer Finance	1,000	23,293
AEON Mall Co. Ltd.	Real Estate Management & Development	1,000	19,565
Aica Kogyo Co. Ltd.	Building Products	400	14,860
[a] Aiful Corp.	Consumer Finance	2,400	8,245
AIN Holdings Inc.	Food & Staples Retailing	200	11,949
Air Water Inc.	Chemicals	1,200	25,332
Aisin Seiki Co. Ltd.	Auto Components	1,400	78,668
Ajinomoto Co. Inc.	Food Products	4,000	75,313
Alfresa Holdings Corp.	Health Care Providers & Services	1,400	32,897
	Electronic Equipment, Instruments &
Alps Electric Co. Ltd.	Components	1,600	45,735
Amada Holdings Co. Ltd.	Machinery	2,600	35,405
ANA Holdings Inc.	Airlines	1,000	41,775
Aoyama Trading Co. Ltd.	Specialty Retail	400	14,949
Aozora Bank Ltd.	Banks	1,000	38,926
[a] Aplus Financial Co. Ltd.	Consumer Finance	800	781
Ariake Japan Co. Ltd.	Food Products	200	17,079
Asahi Glass Co. Ltd.	Building Products	1,600	69,312
Asahi Group Holdings Ltd.	Beverages	3,000	148,868
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	800	27,554
Asahi Kasei Corp.	Chemicals	9,800	126,447
Asics Corp.	Textiles, Apparel & Luxury Goods	1,400	22,320
ASKUL Corp.	Internet & Direct Marketing Retail	200	5,672
Astellas Pharma Inc.	Pharmaceuticals	16,200	206,652
Autobacs Seven Co. Ltd.	Specialty Retail	400	7,677
Awa Bank Ltd.	Banks	2,000	12,765
	Electronic Equipment, Instruments &
Azbil Corp.	Components	600	26,045
Bandai Namco Holdings Inc.	Leisure Equipment & Products	1,600	52,339
The Bank of Kyoto Ltd.	Banks	600	31,265
Benesse Holdings Inc.	Diversified Consumer Services	600	21,172
BIC CAMERA Inc.	Specialty Retail	1,200	17,310
Bridgestone Corp.	Auto Components	5,000	232,490
	Technology Hardware, Storage &
Brother Industries. Ltd.	Peripherals	1,800	44,421
Calbee Inc.	Food Products	600	19,521
	Technology Hardware, Storage &
CANON Inc.	Peripherals	8,200	305,726
Canon Marketing Japan Inc.	Distributors	400	10,812
Capcom Co. Ltd.	Software	400	12,694
Casio Computer Co. Ltd.	Household Durables	1,800	25,901
Central Japan Railway Co.	Road & Rail	1,400	250,795
The Chiba Bank Ltd.	Banks	6,000	49,960
CHIYODA Corp.	Construction & Engineering	1,200	8,842
Chubu Electric Power Co. Inc.	Electric Utilities	5,600	69,621
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,800	92,197
The Chugoku Bank Ltd.	Banks	1,400	18,729
Chugoku Electric Power Co. Inc.	Electric Utilities	2,200	23,650
Chuo Mitsui Trust Holdings Inc.	Banks	3,000	119,121
	Electronic Equipment, Instruments &
Citizen Watch Co. Ltd.	Components	2,200	16,151
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	1,000	36,529

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Colopl Inc.	Software	400	4,346
COMSYS Holdings Corp.	Construction & Engineering	800	23,187
Concordia Financial Group Ltd.	Banks	9,400	56,742
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	600	22,663
Credit Saison Co. Ltd.	Consumer Finance	1,200	21,838
CyberAgent Inc.	Media	800	31,247
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	2,400	53,539
Daicel Corp.	Chemicals	2,400	27,313
Daido Steel Co. Ltd.	Metals & Mining	400	24,643
Daifuku Co. Ltd.	Machinery	800	43,604
The Dai-ichi Life Holdings Inc.	Insurance	9,000	185,672
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	5,200	135,574
Daiichikosho Co. Ltd.	Media	400	19,956
Daikin Industries Ltd.	Building Products	2,200	260,426
Daikyo Inc.	Real Estate Management & Development	200	3,878
Daishi Bank Ltd.	Banks	200	9,108
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	600	122,370
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	5,200	199,737
Daiwa Securities Group Inc.	Capital Markets	12,000	75,302
DeNA Co. Ltd.	Internet Software & Services	800	16,497
Denka Co. Ltd.	Chemicals	800	32,064
Denso Corp.	Auto Components	3,800	228,135
Dentsu Inc.	Media	1,800	76,298
DIC Corp.	Chemicals	600	22,690
	Semiconductors & Semiconductor
Disco Corp.	Equipment	200	44,510
DMG Mori Co. Ltd.	Machinery	800	16,554
Don Quijote Holdings Co. Ltd.	Multiline Retail	1,000	52,286
Dowa Holdings Co. Ltd.	Metals & Mining	400	16,334
East Japan Railway Co.	Road & Rail	3,000	292,810
EBARA Corp.	Machinery	800	30,502
Eisai Co. Ltd.	Pharmaceuticals	2,000	113,910
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	1,400	37,719
Exedy Corp.	Auto Components	200	6,187
Ezaki Glico Co. Ltd.	Food Products	400	19,956
FamilyMart UNY Holdings Co. Ltd.	Food & Staples Retailing	600	42,077
FANUC Corp.	Machinery	1,600	384,341
Fast Retailing Co. Ltd.	Specialty Retail	400	159,467
FP Corp.	Containers & Packaging	200	10,741
Fuji Electric Co. Ltd.	Electrical Equipment	6,000	45,220
Fuji Media Holdings Inc.	Media	400	6,292
Fuji Oil Holdings Inc.	Food Products	400	11,700
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	3,000	122,636
Fujikura Ltd.	Electrical Equipment	2,200	19,412
Fujitsu General Ltd.	Household Durables	400	8,785
Fujitsu Ltd.	IT Services	16,000	114,010
Fukuoka Financial Group Inc.	Banks	6,000	33,715
Fukuyama Transporting Co. Ltd.	Road & Rail	200	7,563
Furukawa Electric Co. Ltd.	Electrical Equipment	400	19,743
Glory Ltd.	Machinery	400	15,109
GMO Payment Gateway Inc.	IT Services	200	16,547
Gree Inc.	Internet Software & Services	800	5,028
GS Yuasa Corp.	Electrical Equipment	4,000	19,920
[a] GungHo Online Entertainment Inc.	Software	3,000	8,256
Gunma Bank Ltd.	Banks	3,400	20,584
H2O Retailing Corp.	Multiline Retail	600	12,565
Hachijuni Bank Ltd.	Banks	3,400	19,528
Hakuhodo DY Holdings Inc.	Media	2,000	25,974
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	1,000	33,644
Hankyu Hanshin Holdings Inc.	Road & Rail	1,800	72,383
Haseko Corp.	Household Durables	2,200	34,196

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Heiwa Corp.	Leisure Equipment & Products	400	7,514
Hikari Tsushin Inc.	Specialty Retail	200	28,762
Hino Motors Ltd.	Machinery	2,200	28,513
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	200	29,241
The Hiroshima Bank Ltd.	Banks	2,400	20,900
HIS Co. Ltd.	Hotels, Restaurants & Leisure	200	7,253
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	600	36,378
Hitachi Capital Corp.	Consumer Finance	400	10,067
Hitachi Chemical Co. Ltd.	Chemicals	800	20,552
Hitachi Construction Machinery Co. Ltd.	Machinery	800	29,081
	Electronic Equipment, Instruments &
Hitachi High-Technologies Corp.	Components	600	25,300
Hitachi Kokusai Electric Inc.	Communications Equipment	400	11,043
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	36,000	280,554
Hitachi Metals Ltd.	Metals & Mining	1,600	22,981
Hitachi Transport System Ltd.	Road & Rail	400	10,429
[a] Hokkaido Electric Power Co. Inc.	Electric Utilities	1,400	9,221
Hokugin Financial Group Inc.	Banks	1,000	15,641
Hokuriku Electric Power Co.	Electric Utilities	1,400	11,272
Honda Motor Co. Ltd.	Automobiles	14,200	486,821
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	400	24,110
Hoshizaki Corp.	Machinery	400	35,473
House Foods Group Inc.	Food Products	600	19,920
Hoya Corp.	Health Care Equipment & Supplies	3,000	149,880
Shoei Co. Ltd.	Real Estate Management & Development	2,800	31,467
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	800	11,980
Ichigo Inc.	Real Estate Management & Development	1,600	6,065
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	1,200	48,202
IHI Corp.	Machinery	1,000	33,289
Iida Group Holdings Co. Ltd.	Household Durables	1,200	22,636
INPEX Corp.	Oil, Gas & Consumable Fuels	7,200	90,056
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	2,800	34,723
Isuzu Motors Ltd.	Automobiles	4,400	73,704
Ito En Ltd.	Beverages	400	15,766
ITOCHU Corp.	Trading Companies & Distributors	11,200	209,087
ITOCHU Techno-Solutions Corp.	IT Services	400	17,364
Itoham Yonekyu Holdings Inc.	Food Products	1,000	9,152
The Iyo Bank Ltd.	Banks	2,200	17,635
Izumi Co. Ltd.	Multiline Retail	400	24,927
J Front Retailing Co. Ltd.	Multiline Retail	2,000	37,692
Jafco Co. Ltd.	Capital Markets	200	11,593
Japan Airlines Co. Ltd.	Airlines	1,000	39,130
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	400	14,842
	Electronic Equipment, Instruments &
[a] Japan Display Inc.	Components	2,800	5,667
Japan Exchange Group Inc.	Capital Markets	4,200	73,113
Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	200	5,305
Japan Post Bank Co. Ltd.	Banks	3,200	41,672
Japan Post Holdings Co. Ltd.	Insurance	10,600	121,573
Japan Post Insurance Co. Ltd.	Insurance	600	14,130
The Japan Steel Works Ltd.	Machinery	600	19,308
Japan Tobacco Inc.	Tobacco	9,400	302,986
JFE Holdings Inc.	Metals & Mining	4,000	96,085
JGC Corp.	Construction & Engineering	1,800	34,818
JSR Corp.	Chemicals	1,600	31,503
JTEKT Corp.	Machinery	1,800	30,935
Juroku Bank Ltd.	Banks	200	5,894
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	25,400	163,922
K's Holdings Corp.	Specialty Retail	600	15,387
Kagome Co. Ltd.	Food Products	600	22,290

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Kajima Corp.	Construction & Engineering	8,000	76,982
Kakaku.com Inc.	Internet Software & Services	1,000	16,911
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	200	10,333
Kamigumi Co. Ltd.	Transportation Infrastructure	800	17,704
Kandenko Co. Ltd.	Construction & Engineering	800	8,423
Kaneka Corp.	Chemicals	2,000	18,269
Kansai Electric Power Co. Inc.	Electric Utilities	5,800	71,052
Kansai Paint Co. Ltd.	Chemicals	1,600	41,587
KAO Corp.	Personal Products	3,800	257,010
Kawasaki Heavy Industries Ltd.	Machinery	1,200	42,130
[a] Kawasaki Kisen Kaisha Ltd.	Marine	600	15,281
KDDI Corp.	Wireless Telecommunication Services	14,400	358,498
Keihan Holdings Co. Ltd.	Industrial Conglomerates	800	23,577
Keikyu Corp.	Road & Rail	2,000	38,438
Keio Corp.	Road & Rail	1,000	43,986
Keisei Electric Railway Co. Ltd.	Road & Rail	1,200	38,562
Keiyo Bank Ltd.	Banks	2,000	9,161
Kewpie Corp.	Food Products	1,000	26,676
	Electronic Equipment, Instruments &
Keyence Corp.	Components	800	448,256
Kikkoman Corp.	Food Products	1,400	56,671
Kinden Corp.	Construction & Engineering	1,000	16,316
Kintetsu Group Holdings Co. Ltd.	Road & Rail	1,400	53,688
Kirin Holdings Co. Ltd.	Beverages	6,600	166,421
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	200	5,672
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	600	38,988
[a] Kobe Steel Ltd.	Metals & Mining	2,400	22,264
Koei Tecmo Holdings Co. Ltd.	Software	400	8,085
Koito Manufacturing Co. Ltd.	Auto Components	1,000	70,306
Komatsu Ltd.	Machinery	7,200	260,644
Komeri Co. Ltd.	Specialty Retail	200	5,788
Konami Holdings Corp.	Software	800	44,030
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	3,600	34,642
KOSE Corp.	Household Products	200	31,229
Kubota Corp.	Machinery	8,800	172,602
Kuraray Co. Ltd.	Chemicals	2,800	52,843
Kurita Water Industries Ltd.	Machinery	800	25,992
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	200	10,599
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	2,400	157,081
Kyorin Holdings Inc.	Pharmaceuticals	400	7,499
Kyowa Hakko Kirin Co. Ltd.	Pharmaceuticals	2,000	38,686
Kyudenko Corp.	Construction & Engineering	400	19,352
Kyushu Electric Power Co. Inc.	Electric Utilities	3,600	37,742
Kyushu Financial Group Inc.	Banks	3,200	19,373
Kyushu Railway Co.	Road & Rail	1,200	37,230
Lawson Inc.	Food & Staples Retailing	400	26,596
LEOPALACE21 Corp.	Real Estate Management & Development	2,000	15,553
[a] Line Corp.	Software	200	8,158
LINTEC Corp.	Chemicals	400	11,167
Lion Corp.	Household Products	2,000	37,905
LIXIL Group Corp.	Building Products	2,000	54,150
M3 Inc.	Health Care Technology	1,600	56,316
Mabuchi Motor Co. Ltd.	Electrical Equipment	400	21,696
Maeda Corp.	Construction & Engineering	1,200	16,554
Makita Corp.	Machinery	2,000	84,066
Marubeni Corp.	Trading Companies & Distributors	12,400	89,833
Marui Group Co., Ltd.	Multiline Retail	1,600	29,301
Maruichi Steel Tube Ltd.	Metals & Mining	400	11,718
Matsui Securities Co. Ltd.	Capital Markets	800	6,754
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	800	32,952
Mazda Motor Corp.	Automobiles	4,600	61,721
Mebuki Financial Group Inc.	Banks	8,000	33,875

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Medipal Holdings Corp.	Health Care Providers & Services	1,200	23,510
Megmilk Snow Brand Co., Ltd.	Food Products	400	11,842
Meiji Holdings Co., Ltd.	Food Products	1,000	85,131
Minebea Mitsumi Inc.	Machinery	3,400	71,320
Miraca Holdings Inc.	Health Care Providers & Services	400	17,133
MISUMI Group Inc.	Trading Companies & Distributors	2,200	64,057
Mitsubishi Chemical Holdings Corp.	Chemicals	10,200	111,960
Mitsubishi Corp.	Trading Companies & Distributors	10,200	281,870
Mitsubishi Electric Corp.	Electrical Equipment	15,600	259,169
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	9,400	163,551
Mitsubishi Gas Chemical Co. Inc.	Chemicals	1,400	40,204
Mitsubishi Heavy Industries Ltd.	Machinery	2,200	82,219
Mitsubishi Logistics Corp.	Transportation Infrastructure	600	15,579
Mitsubishi Materials Corp.	Metals & Mining	1,000	35,597
Mitsubishi Motors Corp.	Automobiles	5,000	36,130
Mitsubishi Shokuhin Co., Ltd.	Food & Staples Retailing	200	5,868
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	1,800	37,262
Mitsubishi UFJ Financial Group Inc.	Banks	102,200	749,739
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	3,400	20,252
Mitsui & Co. Ltd.	Trading Companies & Distributors	13,400	217,921
Mitsui Chemicals Inc.	Chemicals	1,400	45,051
Mitsui Engineering & Shipbuilding Co. Ltd.	Machinery	600	8,991
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	7,600	170,351
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	400	23,400
Mitsui O.S.K. Lines Ltd.	Marine	800	26,702
Miura Co. Ltd.	Machinery	800	21,518
Mizuho Financial Group Inc.	Banks	202,000	366,882
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	200	15,322
Monotaro Co. Ltd.	Trading Companies & Distributors	400	12,783
Morinaga & Co. Ltd.	Food Products	400	20,275
MS&AD Insurance Group Holdings Inc.	Insurance	4,000	135,428
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	1,600	214,754
Nabtesco Corp.	Machinery	1,000	38,349
Nagase & Co. Ltd.	Trading Companies & Distributors	800	14,431
Nagoya Railroad Co. Ltd.	Road & Rail	1,400	35,258
Nankai Electric Railway Co. Ltd.	Road & Rail	800	19,828
	Technology Hardware, Storage &
NEC Corp.	Peripherals	2,000	53,972
[a] Nexon Co. Ltd.	Software	1,600	46,587
NGK Insulators Ltd.	Machinery	2,200	41,559
NGK Spark Plug Co. Ltd.	Auto Components	1,600	38,903
NH Foods Ltd.	Food Products	2,000	48,788
NHK Spring Co. Ltd.	Auto Components	1,200	13,209
Nichirei Corp.	Food Products	800	22,122
Nidec Corp.	Electrical Equipment	1,800	252,623
Nifco Inc.	Auto Components	400	27,306
Nihon Kohden Corp.	Health Care Equipment & Supplies	600	13,928
Nihon M&A Center Inc.	Professional Services	600	28,602
Nikon Corp.	Household Durables	2,800	56,423
Nintendo Co. Ltd.	Software	800	292,517
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	600	22,903
Nippon Express Co. Ltd.	Road & Rail	600	39,893
Nippon Kayaku Co. Ltd.	Chemicals	1,400	20,779
Nippon Paint Holdings Co. Ltd.	Chemicals	1,200	37,976
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	800	15,212
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	400	29,862
Nippon Shobukai Co. Ltd.	Chemicals	200	13,511
Nippon Steel & Sumitomo Metal Corp.	Metals & Mining	6,200	159,114
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	5,400	254,109
Nippon Television Holdings Inc.	Media	400	6,860
[a] Nippon Yusen KK	Marine	1,200	29,284
Nipro Corp.	Health Care Equipment & Supplies	1,000	14,842

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Nishi-Nippon Financial Holdings Inc.	Banks	1,200	14,381
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	600	16,192
Nissan Chemical Industries Ltd.	Chemicals	1,200	47,883
Nissan Motor Co. Ltd.	Automobiles	15,400	153,590
Nissan Shatai Co. Ltd.	Automobiles	400	4,091
Nisshin Seifun Group Inc.	Food Products	2,000	40,408
Nisshin Steel Co. Ltd.	Metals & Mining	400	6,576
Nisshinbo Holdings Inc.	Industrial Conglomerates	1,200	16,266
Nissin Foods Holdings Co. Ltd.	Food Products	600	43,835
Nitori Co. Ltd.	Specialty Retail	600	85,566
Nitto Denko Corp.	Chemicals	1,200	106,631
NOF Corp.	Chemicals	600	16,112
NOK Corp.	Auto Components	1,000	23,356
Nomura Holdings Inc.	Capital Markets	26,400	155,869
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,000	22,423
Nomura Research Institute Ltd.	IT Services	800	37,213
North Pacific Bank Ltd.	Banks	2,200	7,382
NS Solutions Corp.	IT Services	200	5,477
NSK Ltd.	Machinery	3,600	56,692
NTN Corp.	Machinery	3,400	16,872
NTT Data Corp.	IT Services	5,000	59,432
NTT DoCoMo Inc.	Wireless Telecommunication Services	10,400	245,667
NTT Urban Development Corp.	Real Estate Management & Development	800	9,261
Obayashi Corp.	Construction & Engineering	5,400	65,385
OBIC Co. Ltd.	IT Services	600	44,101
Odakyu Electric Railway Co. Ltd.	Road & Rail	2,400	51,345
Oji Holdings Corp.	Paper & Forest Products	8,000	53,262
Okuma Corp.	Machinery	200	13,298
Olympus Corp.	Health Care Equipment & Supplies	2,200	84,368
	Electronic Equipment, Instruments &
Omron Corp.	Components	1,600	95,446
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	3,600	83,920
Oracle Corp. Japan	Software	200	16,582
Orient Corp.	Consumer Finance	4,600	7,350
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	1,600	145,868
ORIX Corp.	Diversified Financial Services	10,200	172,445
Osaka Gas Co. Ltd.	Gas Utilities	3,200	61,642
OSG Corp.	Machinery	600	12,996
Otsuka Corp.	IT Services	400	30,679
Otsuka Holdings Co. Ltd.	Pharmaceuticals	3,400	149,340
Paltac Corp.	Distributors	200	9,126
Panasonic Corp.	Household Durables	17,000	248,926
Park24 Co. Ltd.	Commercial Services & Supplies	800	19,153
[a] PeptiDream Inc.	Biotechnology	600	20,559
Persol Holdings Co. Ltd.	Professional Services	1,400	35,096
Pigeon Corp.	Household Products	800	30,466
Pilot Corp.	Commercial Services & Supplies	200	9,658
Pola Orbis Holdings Inc.	Personal Products	600	21,065
[a] Rakuten Inc.	Internet & Direct Marketing Retail	6,400	58,660
Recruit Holdings Co. Ltd.	Professional Services	9,400	233,644
Relo Group Inc.	Real Estate Management & Development	800	21,802
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	3,800	44,291
Rengo Co., Ltd.	Containers & Packaging	1,600	11,689
Resona Holdings Inc.	Banks	17,400	103,968
Resorttrust Inc.	Hotels, Restaurants & Leisure	600	13,640
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	5,400	50,189
Rinnai Corp.	Household Durables	200	18,109
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	800	88,629
Rohto Pharmaceutical Co. Ltd.	Pharmaceuticals	800	21,376
Ryohin Keikaku Co. Ltd.	Multiline Retail	200	62,317
The San-In Godo Bank Ltd.	Banks	1,200	11,590

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Sankyo Co. Ltd.	Leisure Equipment & Products	400	12,588
Sankyu Inc.	Road & Rail	400	17,275
Sanrio Co. Ltd.	Specialty Retail	400	6,697
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	2,800	44,020
Sanwa Holdings Corp.	Building Products	1,600	22,044
Sapporo Holdings Ltd.	Beverages	600	18,376
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	200	8,948
SBI Holdings Inc.	Capital Markets	1,600	33,463
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	400	32,739
SCSK Corp.	IT Services	400	18,464
Secom Co. Ltd.	Commercial Services & Supplies	1,600	120,827
Sega Sammy Holdings Inc.	Leisure Equipment & Products	1,600	19,856
Seibu Holdings Inc.	Industrial Conglomerates	1,800	34,051
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	2,200	51,929
Seino Holdings Co. Ltd.	Road & Rail	1,200	19,068
Sekisui Chemical Co. Ltd.	Household Durables	2,800	56,224
Sekisui House Ltd.	Household Durables	4,600	83,119
Senshu Ikeda Holdings Inc.	Banks	2,200	8,124
Seven & I Holdings Co. Ltd.	Food & Staples Retailing	6,200	257,742
Seven Bank Ltd.	Banks	5,200	17,818
[a] SG Holdings Co., Ltd.	Air Freight & Logistics	600	12,197
[a] Sharp Corp.	Household Durables	1,200	41,225
The Shiga Bank Ltd.	Banks	2,000	10,244
Shikoku Electric Power Co. Inc.	Electric Utilities	1,200	13,081
Shimachu Co. Ltd.	Specialty Retail	400	11,522
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	2,200	50,035
Shimamura Co. Ltd.	Specialty Retail	200	22,015
SHIMANO Inc.	Leisure Equipment & Products	600	84,421
Shimizu Corp.	Construction & Engineering	4,600	47,531
Shin-Etsu Chemical Co. Ltd.	Chemicals	3,200	325,255
Shinsei Bank Ltd.	Banks	1,200	20,762
Shionogi & Co. Ltd.	Pharmaceuticals	2,200	119,071
Shiseido Co. Ltd.	Personal Products	3,000	145,033
The Shizuoka Bank Ltd.	Banks	4,000	41,332
Showa Denko K.K.	Chemicals	1,000	42,743
Showa Shell Sekiyu K.K.	Oil, Gas & Consumable Fuels	1,600	21,731
Sky Perfect JSAT Holdings Inc.	Media	1,000	4,581
Skylark Co. Ltd.	Hotels, Restaurants & Leisure	1,200	17,076
SMC Corp.	Machinery	400	164,687
SoftBank Group Corp.	Wireless Telecommunication Services	6,800	538,447
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	600	32,650
Sojitz Corp.	Trading Companies & Distributors	10,000	30,715
Sompo Holdings Inc.	Insurance	2,800	108,470
Sony Corp.	Household Durables	10,000	451,221
Sony Financial Holdings Inc.	Insurance	1,400	24,806
Sotetsu Holdings Inc.	Road & Rail	600	15,771
Square Enix Holdings Co. Ltd.	Software	600	28,549
Stanley Electric Co., Ltd.	Auto Components	1,200	48,735
Start Today Co. Ltd.	Internet & Direct Marketing Retail	1,400	42,565
Subaru Corp.	Automobiles	4,800	152,671
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	200	10,209
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	1,800	46,146
Sumitomo Chemical Co. Ltd.	Chemicals	12,000	86,285
Sumitomo Corp.	Trading Companies & Distributors	8,800	149,596
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	1,400	20,804
Sumitomo Electric Industries Ltd.	Auto Components	6,000	101,465
Sumitomo Forestry Co. Ltd.	Household Durables	1,000	17,896
Sumitomo Heavy Industries Ltd.	Machinery	1,000	42,344
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	1,800	82,738
Sumitomo Mitsui Financial Group Inc.	Banks	10,800	466,706

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Sumitomo Osaka Cement Co. Ltd.	Construction Materials	2,000	9,640
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	4,000	131,487
Sumitomo Rubber Industries Ltd.	Auto Components	1,400	26,049
Sundrug Co. Ltd.	Food & Staples Retailing	600	27,909
Suntory Beverage & Food Ltd.	Beverages	1,000	44,474
The Suruga Bank Ltd.	Banks	1,400	30,038
Suzuken Co. Ltd.	Health Care Providers & Services	600	24,687
Suzuki Motor Corp.	Automobiles	3,200	185,609
Sysmex Corp.	Health Care Equipment & Supplies	1,200	94,487
T&D Holdings Inc.	Insurance	4,800	82,109
Tadano Ltd.	Machinery	1,000	16,609
Taiheiyo Cement Corp.	Construction Materials	1,000	43,187
Taisei Corp.	Construction & Engineering	1,600	79,680
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	400	31,957
Taiyo Nippon Sanso Corp.	Chemicals	1,200	16,799
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	800	12,470
Takara Holdings Inc.	Beverages	1,400	16,355
Takashimaya Co. Ltd.	Multiline Retail	2,000	21,056
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	6,000	340,932
	Electronic Equipment, Instruments &
TDK Corp.	Components	1,000	79,805
Teijin Ltd.	Chemicals	1,400	31,194
Terumo Corp.	Health Care Equipment & Supplies	2,400	113,768
THK Co. Ltd.	Machinery	1,000	37,550
TIS Inc.	IT Services	600	20,959
Tobu Railway Co. Ltd.	Road & Rail	1,600	51,700
Toda Corp.	Construction & Engineering	2,000	16,050
Toho Co. Ltd.	Media	1,000	34,665
Toho Gas Co. Ltd.	Gas Utilities	800	21,944
Tohoku Electric Power Co. Inc.	Electric Utilities	3,800	48,609
Tokai Rika Co. Ltd.	Auto Components	400	8,423
Tokai Tokyo Financial Holdings Inc.	Capital Markets	1,800	11,617
Tokio Marine Holdings Inc.	Insurance	5,600	255,567
Tokyo Broadcasting System Holdings Inc.	Media	200	4,996
Tokyo Century Corp.	Diversified Financial Services	400	19,423
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	12,600	49,885
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	1,200	217,310
Tokyo Gas Co. Ltd.	Gas Utilities	3,400	77,824
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	1,600	21,617
TOKYU Corp.	Road & Rail	4,000	63,844
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	4,000	28,939
	Electronic Equipment, Instruments &
TOPCON Corp.	Components	800	17,307
Toppan Forms Co. Ltd.	Commercial Services & Supplies	400	4,531
Toppan Printing Co. Ltd.	Commercial Services & Supplies	4,000	36,183
Toray Industries Inc.	Chemicals	12,000	113,182
[a] Toshiba Corp.	Industrial Conglomerates	30,000	84,421
Tosoh Corp.	Chemicals	2,200	49,878
TOTO Ltd.	Building Products	1,200	70,839
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	1,200	19,281
Toyo Suisan Kaisha Ltd.	Food Products	800	34,194
Toyo Tire & Rubber Co. Ltd	Auto Components	800	16,533
Toyobo Co. Ltd.	Chemicals	800	14,537
Toyoda Gosei Co. Ltd.	Auto Components	600	15,270
Toyota Boshoku Corp.	Auto Components	400	8,376
Toyota Industries Corp.	Auto Components	1,200	77,124
Toyota Motor Corp.	Automobiles	20,600	1,319,022
Toyota Tsusho Corp.	Trading Companies & Distributors	1,800	72,463
[a] Trend Micro Inc.	Software	1,000	56,724
TS TECH CO., Ltd.	Auto Components	400	16,458
Tsumura & Co.	Pharmaceuticals	600	19,947
Tsuruha Holdings Inc.	Food & Staples Retailing	200	27,199

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

TV Asahi Holdings Corp.	Media	200	4,023
Ube Industries Ltd.	Chemicals	800	23,542
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	400	25,211
Unicharm Corp.	Household Products	3,000	78,016
Ushio Inc.	Electrical Equipment	1,000	14,301
USS Co. Ltd.	Specialty Retail	1,800	38,125
Wacoal Corp.	Textiles, Apparel & Luxury Goods	400	12,641
Welcia Holdings Co. Ltd.	Food & Staples Retailing	400	17,293
West Japan Railway Co.	Road & Rail	1,400	102,244
Yahoo Japan Corp.	Internet Software & Services	10,600	48,648
Yakult Honsha Co. Ltd.	Food Products	800	60,364
Yamada Denki Co. Ltd.	Specialty Retail	5,800	31,973
Yamaguchi Financial Group Inc.	Banks	2,000	23,773
Yamaha Corp.	Leisure Equipment & Products	1,400	51,700
Yamaha Motor Co. Ltd.	Automobiles	2,200	72,162
Yamato Holdings Co. Ltd.	Air Freight & Logistics	2,800	56,360
Yamato Kogyo Co. Ltd.	Metals & Mining	200	5,814
Yamazaki Baking Co. Ltd.	Food Products	1,000	19,503
	Electronic Equipment, Instruments &
YASKAWA Electric Corp.	Components	1,800	79,334
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	2,000	38,313
Yokohama Rubber Co. Ltd.	Auto Components	800	19,622
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	400	17,204
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	800	13,756
Zeon Corp.	Chemicals	1,200	17,374
Total Investments (Cost $31,019,635) 99.8%			31,434,332

Other Assets, less Liabilities 0.2%			68,128
Net Assets 100.0%			$31,502,460

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

At December 31, 2017 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	3,104,538,570	$27,557,384	1/04/18	$1,769	$—
Japanese Yen	BOFA	Sell	3,104,538,570	27,652,675	1/04/18	93,522	—
Japanese Yen	MSCO	Buy	344,948,730	3,061,839	1/04/18	289	—
Japanese Yen	MSCO	Sell	344,948,730	3,072,844	1/04/18	10,716	—
Japanese Yen	BOFA	Sell	3,186,969,750	28,327,865	2/02/18	—	(1,734)
Japanese Yen	MSCO	Sell	354,107,750	3,147,411	2/02/18	—	(322)
Total Forward Exchange Contracts						$106,296	$(2,056)
Net unrealized appreciation (depreciation)							$104,240
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations
Counterparty
BOFA	-	Bank of America, N.A.
MSCO	-	Morgan Stanley & Co., LLC

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.8%
Mexico 99.8%
Alfa SAB de CV	Industrial Conglomerates	47,504	$52,492
Alpek SAB de CV	Chemicals	5,126	6,144
Alsea de Mexico SAB de CV	Hotels, Restaurants & Leisure	8,422	27,708
America Movil SAB de CV, L	Wireless Telecommunication Services	428,132	370,900
Arca Continental SAB de CV	Beverages	5,700	39,600
Banregio Grupo Financiero SAB de CV	Banks	3,658	20,070
[a] Becle SA de CV	Beverages	7,090	11,415
[a] Cemex SAB de CV	Construction Materials	221,614	166,504
Coca-Cola FEMSA SA de CV, L	Beverages	8,276	57,928
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	3,646	5,704
El Puerto de Liverpool SAB de CV	Multiline Retail	3,188	20,253
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	47,344	70,512
Fomento Economico Mexicano SAB de CV	Beverages	30,524	288,539
Gentera SAB de CV	Consumer Finance	17,980	15,062
Gruma SAB de CV	Food Products	3,272	41,691
[a] Grupo Aeromexico SAB de CV	Airlines	5,380	7,862
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	4,866	25,286
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	6,340	65,485
Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	3,268	59,808
Grupo Bimbo SAB de CV, A	Food Products	34,168	75,983
Grupo Carso SAB de CV	Industrial Conglomerates	5,650	18,750
Grupo Comercial Chedraui SA de CV	Food & Staples Retailing	4,868	8,977
Grupo Elektra SAB de CV	Banks	1,040	37,240
Grupo Financiero Banorte SAB de CV	Banks	33,184	182,885
Grupo Financiero Inbursa SAB de CV	Banks	36,656	60,177
Grupo Financiero Santander Mexico SAB de CV, B	Banks	27,326	40,126
Grupo Lala SAB de CV	Food Products	9,046	12,765
Grupo Mexico SAB de CV, B	Metals & Mining	35,710	118,471
[a] Grupo Simec SA de CV, B	Metals & Mining	1,202	3,767
Grupo Televisa SA	Media	27,754	104,374
Industrias Bachoco SAB de CV, B	Food Products	2,590	12,393
[a] Industrias CH SA, B	Metals & Mining	2,204	9,462
Industrias Penoles SA	Metals & Mining	2,000	41,875
Infraestructura Energetica Nova SAB de CV	Gas Utilities	9,658	47,610
Kimberly-Clark de Mexico SAB de CV, A	Household Products	13,402	23,735
MEGACABLE HOLDINGS SAB DE CV	Media	4,832	19,760
Mexichem SAB de CV	Chemicals	15,822	39,326
Nemak SAB de CV	Auto Components	9,610	6,994
OHL Mexico SAB de CV	Transportation Infrastructure	4,376	7,298
[a] Organizacion Soriana SAB de CV, B	Food & Staples Retailing	4,036	8,226
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	3,456	34,381
Promotora y Operadora de Infraestructura SAB de CV, L	Transportation Infrastructure	462	3,424
[a] Telesites SAB de CV	Diversified Telecommunication Services	20,786	15,914
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	75,258	185,361
Total Investments (Cost $2,483,356) 99.8%			2,472,237

Other Assets, less Liabilities 0.2%			4,035
Net Assets 100.0%			$2,476,272

[a]Non-income producing.
Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 94.7%
South Korea 94.7%
Amorepacific Corp.	Personal Products	117	$33,279
AmorePacific Group	Personal Products	107	14,093
BGF Co. Ltd	Industrial Conglomerates	49	698
[a] BGF Retail Co. Ltd.	Food & Staples Retailing	26	5,100
BNK Financial Group Inc.	Banks	1,078	9,486
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	160	16,231
[a] Celltrion Inc.	Biotechnology	288	59,480
Cheil Worldwide Inc.	Media	259	5,129
CJ CheilJedang Corp.	Food Products	27	9,231
CJ Corp.	Industrial Conglomerates	46	7,799
[a] CJ Logistics Corp.	Road & Rail	27	3,531
Coway Co. Ltd.	Household Durables	194	17,705
Daelim Industrial Co. Ltd.	Construction & Engineering	101	7,774
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	663	3,666
DB Insurance Co. Ltd.	Insurance	174	11,572
DGB Financial Group Inc.	Banks	567	5,588
Dongsuh Cos. Inc.	Food & Staples Retailing	116	3,153
Doosan Corp.	Industrial Conglomerates	36	3,800
Doosan Heavy Industries & Construction Co. Ltd.	Electrical Equipment	235	3,370
[a] Doosan Infracore Co. Ltd.	Machinery	497	4,034
E-MART Inc.	Food & Staples Retailing	75	18,986
[a] GS Engineering & Construction Corp.	Construction & Engineering	167	4,415
GS Holdings Corp.	Oil, Gas & Consumable Fuels	189	10,981
GS Retail Co. Ltd.	Food & Staples Retailing	99	3,727
Hana Financial Group Inc.	Banks	1,083	50,379
Hankook Tire Co. Ltd.	Auto Components	277	14,128
[a] Hanmi Pharm Co. Ltd.	Pharmaceuticals	25	13,638
[a] Hanmi Science Co. Ltd.	Pharmaceuticals	48	4,977
Hanon Systems	Auto Components	596	7,738
Hanssem Co. Ltd.	Household Durables	36	6,053
Hanwha Chemical Corp.	Chemicals	303	8,944
Hanwha Corp.	Industrial Conglomerates	179	6,939
Hanwha Life Insurance Co. Ltd.	Insurance	1,027	6,629
[a] Hanwha Techwin Co. Ltd.	Aerospace & Defense	136	4,516
Hite Jinro Co. Ltd.	Beverages	114	2,566
Hotel Shilla Co. Ltd.	Specialty Retail	114	9,041
Hyosung Corp.	Chemicals	86	11,206
[a] Hyundai Construction Equipment Co. Ltd.	Machinery	22	3,473
Hyundai Department Store Co. Ltd.	Multiline Retail	57	5,564
Hyundai Development Co-Engineering & Construction	Construction & Engineering	215	7,742
[a] Hyundai Electric & Energy System Co. Ltd.	Electrical Equipment	23	2,449
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	270	9,155
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	68	8,639
[a] Hyundai Heavy Industries Co. Ltd.	Machinery	127	11,922
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	224	9,834
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	38	2,794
Hyundai Mobis Co. Ltd.	Auto Components	241	59,206
Hyundai Motor Co.	Automobiles	532	77,523
[a] Hyundai Robotics Co. Ltd.	Machinery	39	13,880
Hyundai Steel Co.	Metals & Mining	278	15,217
Hyundai Wia Corp.	Auto Components	59	3,582
Industrial Bank of Korea	Banks	982	15,089
Kakao Corp.	Internet Software & Services	120	15,357
Kangwon Land Inc.	Hotels, Restaurants & Leisure	394	12,808
KB Financial Group Inc.	Banks	1,462	86,582
KCC Corp.	Building Products	20	7,118
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	79	2,996
Kia Motors Corp.	Automobiles	954	29,853
Korea Aerospace Industries Ltd.	Aerospace & Defense	239	10,593

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Korea Electric Power Corp.	Electric Utilities	945	33,676
[a] Korea Gas Corp.	Gas Utilities	99	3,935
Korea Investment Holdings Co. Ltd.	Capital Markets	141	9,088
Korea Zinc Co. Ltd.	Metals & Mining	37	17,039
[a] Korean Air Lines Co. Ltd.	Airlines	178	5,628
KT&G Corp.	Tobacco	410	44,234
Kumho Petrochemical Co. Ltd.	Chemicals	65	6,041
LG Chem Ltd.	Chemicals	169	63,934
LG Corp.	Industrial Conglomerates	333	28,306
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	827	23,098
LG Electronics Inc.	Household Durables	399	39,507
LG Hausys Ltd.	Building Products	22	1,995
LG Household & Health Care Ltd.	Personal Products	32	35,541
LG Uplus Corp.	Diversified Telecommunication Services	715	9,350
Lotte Chemical Corp.	Chemicals	55	18,906
Lotte Chilsung Beverage Co. Ltd.	Beverages	1	1,241
[a] Lotte Confectionery Co. Ltd.	Food Products	6	818
Lotte Corp.	Industrial Conglomerates	108	6,567
LOTTE Fine Chemical Co. Ltd.	Chemicals	66	4,001
Lotte Shopping Co. Ltd.	Multiline Retail	35	6,506
LS Corp.	Electrical Equipment	64	4,334
Mando Corp.	Auto Components	24	6,916
Mirae Asset Daewoo Co. Ltd.	Capital Markets	1,557	13,366
Naver Corp.	Internet Software & Services	100	81,267
NCSoft Corp.	Software	64	26,753
[a] Netmarble Games Corp.	Software	66	11,621
NH Investment & Securities Co. Ltd.	Capital Markets	475	6,167
[a] NHN Entertainment Corp.	Software	37	2,364
NongShim Co. Ltd.	Food Products	12	3,968
OCI Co. Ltd.	Chemicals	67	8,512
[a] Orion Corp.	Food Products	80	7,809
Ottogi Corp.	Food Products	5	3,764
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	170	3,541
POSCO	Metals & Mining	252	78,268
Posco Daewoo Corp.	Trading Companies & Distributors	184	3,120
S-1 Corp.	Commercial Services & Supplies	70	6,996
S-Oil Corp.	Oil, Gas & Consumable Fuels	152	16,612
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	49	16,981
Samsung C&T Corp.	Industrial Conglomerates	267	31,425
Samsung Card Co. Ltd.	Consumer Finance	116	4,291
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	206	19,242
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	185	440,316
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	585	6,776
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	122	30,427
[a] Samsung Heavy Industries Co. Ltd.	Machinery	988	6,765
Samsung Life Insurance Co. Ltd.	Insurance	236	27,446
	Electronic Equipment, Instruments &
Samsung SDI Co. Ltd.	Components	195	37,250
Samsung SDS Co. Ltd.	IT Services	118	22,045
Samsung Securities Co. Ltd.	Capital Markets	234	8,000
[a] Shinhan Financial Group Co. Ltd.	Banks	1,691	78,030
Shinsegae Co. Ltd.	Multiline Retail	26	7,286
SK Holdings Co. Ltd.	Industrial Conglomerates	123	32,515
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,981	141,559
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	224	42,789
SK Networks Co. Ltd.	Trading Companies & Distributors	551	3,423
SK Telecom Co. Ltd.	Wireless Telecommunication Services	84	20,950
SKC Co. Ltd.	Chemicals	71	3,117
Woori Bank	Banks	1,880	27,659
Yuhan Corp.	Pharmaceuticals	30	6,137

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Total Common Stocks (Cost $2,432,352)			2,480,176
Preferred Stocks 4.2%
South Korea 4.2%
Amorepacific Corp., 0.955%, pfd.	Personal Products	39	6,047
CJ CheilJedang Corp., 1.694%, pfd.	Food Products	5	703
Hanwha Corp., 3.747%, pfd.	Industrial Conglomerates	85	1,441
[b] Hyundai Motor Co., 4.322%, pfd.	Automobiles	85	7,440
[b] Hyundai Motor Co., 4.020%, pfd., 2	Automobiles	138	13,148
LG Chem Ltd., 2.430%, pfd.	Chemicals	29	6,745
LG Electronics Inc., 0.957%, pfd.	Household Durables	65	2,854
LG Household & Health Care Ltd., 1.297%, pfd.	Personal Products	8	5,216
	Technology Hardware, Storage &
[b] Samsung Electronics Co. Ltd., 2.323%, pfd.	Peripherals	33	64,425
Samsung Fire & Marine Insurance Co. Ltd., 5.653%, pfd.	Insurance	10	1,653
Total Preferred Stocks (Cost $115,392)			109,672
Total Investments (Cost $2,547,744) 98.9%			2,589,848

Other Assets, less Liabilities 1.1%			28,433
Net Assets 100.0%			$2,618,281

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.9%
Taiwan 99.9%
	Technology Hardware, Storage &
[a] Acer Inc.	Peripherals	28,000	$22,723
	Semiconductors & Semiconductor
Advanced Semiconductor Engineering Inc.	Equipment	64,000	82,047
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	4,000	28,294
Asia Cement Corp.	Construction Materials	23,000	21,795
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	7,000	65,746
	Electronic Equipment, Instruments &
AU Optronics Corp.	Components	86,000	35,835
Capital Securities Corp.	Capital Markets	21,000	8,186
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	7,000	77,154
Cathay Financial Holding Co. Ltd.	Insurance	77,000	138,431
Cathay Real Estate Development Co. Ltd.	Real Estate Management & Development	6,000	3,317
Chang Hwa Commercial Bank Ltd.	Banks	58,000	32,256
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	18,000	31,756
	Electronic Equipment, Instruments &
Cheng Uei Precision Industry Co. Ltd.	Components	4,000	6,721
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	6,000	15,122
[a] China Airlines Ltd.	Airlines	26,000	10,179
China Development Financial Holding Corp.	Banks	136,000	46,387
China Life Insurance Co. Ltd.	Insurance	24,000	24,154
China Motor Corp.	Automobiles	7,000	6,116
China Steel Corp.	Metals & Mining	121,000	100,635
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	37,000	131,794
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	41,000	29,346
CTBC Financial Holding Co. Ltd.	Banks	178,000	122,620
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	21,000	101,265
E.Sun Financial Holding Co. Ltd.	Banks	95,000	60,336
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	19,994
	Semiconductors & Semiconductor
[a] Epistar Corp.	Equipment	9,000	13,655
Eternal Materials Co. Ltd.	Chemicals	10,000	10,350
EVA Airways Corp.	Airlines	21,000	11,185
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	18,936	10,404
Far Eastern International Bank	Banks	19,000	6,091
Far Eastern New Century Corp.	Industrial Conglomerates	38,000	34,222
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	16,000	39,518
Feng Hsin Steel Co. Ltd.	Metals & Mining	4,000	7,487
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	13,660
First Financial Holding Co. Ltd.	Banks	95,000	62,411
Formosa Chemicals & Fibre Corp.	Chemicals	33,000	114,220
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	13,000	50,456
Formosa Plastics Corp.	Chemicals	47,000	155,885
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	10,000	10,518
	Technology Hardware, Storage &
Foxconn Technology Co. Ltd.	Peripherals	11,000	31,494
Fubon Financial Holding Co. Ltd.	Diversified Financial Services	71,000	120,964
Giant Manufacturing Co. Ltd.	Leisure Products	3,000	16,483
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	146,000	467,067
Hotai Motor Co. Ltd.	Specialty Retail	4,000	47,583
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	7,000	17,195

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Hua Nan Financial Holdings Co. Ltd.	Banks	81,000	45,592
	Electronic Equipment, Instruments &
Innolux Corp.	Components	85,000	35,418
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	30,000	23,943
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	1,000	135,087
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	21,000	28,651
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	14,000	138,313
Mega Financial Holding Co. Ltd.	Banks	106,000	85,666
Nan Ya Plastics Corp.	Chemicals	55,000	143,976
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	7,000	17,924
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	6,000	22,884
[a] OBI Pharma Inc.	Biotechnology	1,000	5,057
[a] Oriental Union Chemical Corp.	Chemicals	7,000	7,445
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	19,000	45,970
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	26,000	33,681
President Chain Store Corp.	Food & Staples Retailing	5,400	51,535
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	26,000	54,082
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	5,000	18,314
Shin Kong Financial Holding Co. Ltd.	Insurance	76,000	26,816
	Semiconductors & Semiconductor
Siliconware Precision Industries Co.	Equipment	22,000	37,186
SinoPac Financial Holdings Co. Ltd.	Banks	101,000	32,820
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	13,000	17,714
Taishin Financial Holding Co. Ltd.	Banks	93,000	43,283
Taiwan Business Bank	Banks	39,000	10,996
Taiwan Cement Corp.	Construction Materials	35,000	42,870
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	86,000	47,973
Taiwan Fertilizer Co. Ltd.	Chemicals	7,000	9,021
[a] Taiwan Glass Industry Corp.	Building Products	16,000	12,017
Taiwan High Speed Rail Corp.	Transportation Infrastructure	21,000	16,584
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	15,000	54,186
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	3,000	9,234
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	130,000	1,002,571
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	18,000	17,239
Ton Yi Industrial Corp.	Metals & Mining	8,000	3,750
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	3,000	8,428
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	3,000	8,337
[a] U-Ming Marine Transport Corp.	Marine	4,000	4,906
Uni-President Enterprises Corp.	Food Products	47,000	104,239
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	14,000	7,668
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	115,000	54,875
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	9,000	19,961
Walsin Lihwa Corp.	Electrical Equipment	30,000	17,743
Wan Hai Lines Ltd.	Marine	7,000	4,528
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	26,000	20,925
Yuanta Financial Holding Co. Ltd.	Capital Markets	113,000	52,402
Yulon Motor Co. Ltd.	Automobiles	9,000	7,304

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Total Investments (Cost $5,119,223) 99.9%	5,052,171
Other Assets, less Liabilities 0.1%	3,836
Net Assets 100.0%	$5,056,007

aNon-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.6%
Germany 0.3%
TUI AG	Hotels, Restaurants & Leisure	404	$8,416

Ireland 1.7%
CRH PLC	Construction Materials	776	27,891
Paddy Power Betfair PLC	Hotels, Restaurants & Leisure	76	9,073
Smurfit Kappa Group plc	Containers & Packaging	220	7,461
			44,425
Russia 0.1%
Polymetal International PLC	Metals & Mining	238	2,964

South Africa 0.2%
Investec PLC	Capital Markets	590	4,270

Switzerland 2.4%
[a] Coca-Cola HBC AG	Beverages	182	5,958
[a] Glencore PLC	Metals & Mining	10,818	57,073
			63,031
United Arab Emirates 0.1%
NMC Health PLC	Health Care Providers & Services	74	2,888

United Kingdom 94.4%
3i Group PLC	Capital Markets	884	10,924
Admiral Group PLC	Insurance	188	5,091
Aggreko PLC	Commercial Services & Supplies	224	2,421
Anglo American PLC	Metals & Mining	914	19,158
Antofagasta PLC	Metals & Mining	322	4,378
Ashmore Group PLC	Capital Markets	356	1,951
Ashtead Group PLC	Trading Companies & Distributors	462	12,449
Associated British Foods PLC	Food Products	322	12,283
AstraZeneca PLC	Pharmaceuticals	1,174	81,328
Auto Trader Group PLC	Internet Software & Services	856	4,085
Aviva PLC	Insurance	3,710	25,420
Babcock International Group PLC	Commercial Services & Supplies	234	2,233
BAE Systems PLC	Aerospace & Defense	2,946	22,835
Barclays PLC	Banks	15,762	43,305
Barratt Developments PLC	Household Durables	928	8,128
Bellway PLC	Household Durables	114	5,495
The Berkeley Group Holdings PLC	Household Durables	118	6,699
BHP Billiton PLC	Metals & Mining	1,928	39,708
Booker Group PLC	Food & Staples Retailing	1,534	4,752
BP PLC	Oil, Gas & Consumable Fuels	17,878	126,412
British American Tobacco PLC	Tobacco	2,122	144,043
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	926	8,662
BT Group PLC	Diversified Telecommunication Services	7,768	28,551
Bunzl PLC	Trading Companies & Distributors	312	8,745
Burberry Group PLC	Textiles, Apparel & Luxury Goods	392	9,503
Capita PLC	Professional Services	614	3,330
Capital & Counties Properties PLC	Real Estate Management & Development	678	2,932
Centrica PLC	Multi-Utilities	5,188	9,636
[a] Cobham PLC	Aerospace & Defense	2,220	3,793
Compass Group PLC	Hotels, Restaurants & Leisure	1,466	31,730
ConvaTec Group PLC	Health Care Equipment & Supplies	1,218	3,386
Croda International PLC	Chemicals	118	7,062
[a] CYBG PLC	Banks	820	3,768
Daily Mail and General Trust	Media	246	1,985
DCC PLC	Industrial Conglomerates	82	8,281

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	92	3,880
Diageo PLC	Beverages	2,292	84,489
Direct Line Insurance Group PLC	Insurance	1,276	6,589
Dixons Carphone PLC	Specialty Retail	926	2,493
DS Smith PLC	Containers & Packaging	922	6,454
easyJet PLC	Airlines	202	4,000
Experian PLC	Professional Services	862	19,077
Ferguson PLC	Trading Companies & Distributors	234	16,872
Fresnillo PLC	Metals & Mining	172	3,325
G4S PLC	Commercial Services & Supplies	1,436	5,187
GKN PLC	Auto Components	1,592	6,879
GlaxoSmithKline PLC	Pharmaceuticals	4,482	80,183
	Electronic Equipment, Instruments &
Halma PLC	Components	352	6,000
	Equity Real Estate Investment Trusts
Hammerson PLC	(REITs)	736	5,446
Hargreaves Lansdown PLC	Capital Markets	244	5,948
Hikma Pharmaceuticals PLC	Pharmaceuticals	130	1,994
Howden Joinery Group PLC	Trading Companies & Distributors	544	3,435
HSBC Holdings PLC	Banks	18,616	193,127
IMI PLC	Machinery	250	4,508
Imperial Brands PLC	Tobacco	886	37,946
Inchcape PLC	Distributors	384	4,065
Informa PLC	Media	762	7,442
Inmarsat PLC	Diversified Telecommunication Services	420	2,788
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	176	11,235
International Consolidated Airlines Group SA	Airlines	950	8,366
Intertek Group PLC	Professional Services	150	10,531
	Equity Real Estate Investment Trusts
Intu Properties PLC	(REITs)	822	2,813
ITV PLC	Media	3,456	7,737
J Sainsbury PLC	Food & Staples Retailing	1,494	4,879
John Wood Group PLC	Energy Equipment & Services	610	5,364
Johnson Matthey PLC	Chemicals	176	7,321
[a] Just Eat PLC	Internet Software & Services	532	5,621
Kingfisher PLC	Specialty Retail	2,006	9,164
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	662	9,027
Legal & General Group PLC	Insurance	5,482	20,267
Lloyds Banking Group PLC	Banks	66,206	60,955
London Stock Exchange Group PLC	Capital Markets	290	14,880
Marks & Spencer Group PLC	Multiline Retail	1,508	6,422
Mediclinic International PLC	Health Care Providers & Services	362	3,181
Meggitt PLC	Aerospace & Defense	718	4,683
Melrose Industries PLC	Electrical Equipment	1,760	5,052
Merlin Entertainments PLC	Hotels, Restaurants & Leisure	652	3,201
Micro Focus International PLC	Software	398	13,584
Mondi PLC	Paper & Forest Products	340	8,881
National Grid PLC	Multi-Utilities	3,142	37,195
Next PLC	Multiline Retail	130	7,958
Old Mutual PLC	Insurance	4,394	13,772
Pearson PLC	Media	748	7,447
Pennon Group PLC	Water Utilities	386	4,089
Persimmon PLC	Household Durables	284	10,519
Provident Financial PLC	Consumer Finance	138	1,676
Prudential PLC	Insurance	2,398	61,812
Randgold Resources Ltd.	Metals & Mining	86	8,621
Reckitt Benckiser Group PLC	Household Products	578	54,099
RELX PLC	Professional Services	986	23,195
Rentokil Initial PLC	Commercial Services & Supplies	1,706	7,339
Rightmove PLC	Internet Software & Services	86	5,235
Rio Tinto PLC	Metals & Mining	1,102	58,765
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	1,520	17,416

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Royal Bank of Scotland Group PLC	Banks	2,990	11,244
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	4,219	141,540
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	3,478	118,021
Royal Mail PLC	Air Freight & Logistics	850	5,203
RPC Group PLC	Containers & Packaging	378	4,507
RSA Insurance Group PLC	Insurance	946	8,094
The Sage Group PLC	Software	1,002	10,817
Schroders PLC	Capital Markets	104	4,947
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	926	7,353
Severn Trent PLC	Water Utilities	220	6,434
Shire PLC	Biotechnology	826	43,577
[a] Sky PLC	Media	958	13,115
Smith & Nephew PLC	Health Care Equipment & Supplies	812	14,148
Smiths Group PLC	Industrial Conglomerates	368	7,417
Spirax-Sarco Engineering PLC	Machinery	68	5,170
SSE PLC	Electric Utilities	944	16,856
St. James's Place Capital PLC	Capital Markets	484	8,027
[a] Standard Chartered PLC	Banks	2,500	26,382
Standard Life Aberdeen PLC	Diversified Financial Services	2,506	14,801
Tate & Lyle PLC	Food Products	426	4,051
Taylor Wimpey PLC	Household Durables	3,014	8,415
Tesco PLC	Food & Staples Retailing	7,580	21,456
Travis Perkins PLC	Trading Companies & Distributors	234	4,960
Unilever PLC	Personal Products	1,072	59,826
United Utilities Group PLC	Water Utilities	634	7,114
Vodafone Group PLC	Wireless Telecommunication Services	24,724	78,597
Weir Group PLC	Machinery	208	5,974
Whitbread PLC	Hotels, Restaurants & Leisure	170	9,199
William Hill PLC	Hotels, Restaurants & Leisure	794	3,459
William Morrison Supermarkets PLC	Food & Staples Retailing	1,998	5,943
Worldpay Group PLC	IT Services	1,742	10,039
WPP PLC	Media	1,136	20,607
			2,476,184
United States 0.4%
Carnival PLC	Hotels, Restaurants & Leisure	166	10,985

Total Investments (Cost $2,481,305) 99.6%			2,613,163

Other Assets, less Liabilities 0.4%			9,535
Net Assets 100.0%			$2,622,698

aNon-income producing.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin Liberty Intermediate Municipal Opportunities ETF	Principal Amount	Value
Municipal Bonds 99.0%
Alaska 2.2%
Matanuska-Susitna Borough Lease Revenue, State of Alaska Lease Revenue Goose Creek Correctional
Center Project, Refunding, 4.00%, 9/01/30	$150,000	$161,258
Arizona 1.6%
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project,
Refunding, Series A, 5.00%, 1/01/24	100,000	118,294
Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	103,553
California 6.0%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group,
5.00%, 6/01/27	100,000	116,112
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	100,279
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University
District, 5.00%, 9/01/27	100,000	114,084
Perris Joint Powers Authority Local Agency Revenue, Refunding, Series B, 5.00%, 9/01/25	100,000	115,444
		445,919
Colorado 4.5%
Colorado Springs Utilities System Revenue, Refunding, Series A-2, 5.00%, 11/15/20	100,000	109,340
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 5.00%,
3/01/28	100,000	124,839
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%,
12/01/27	100,000	100,068
		334,247
Florida 3.9%
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc Obligated Group,
Refunding, 5.00%, 11/01/27	100,000	119,700
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%,
7/01/28	150,000	172,074
		291,774
Illinois 4.2%
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	116,139
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program,
AGMC Insured, zero cpn., 12/01/24	245,000	195,934
		312,073
Kentucky 1.4%
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding
and Improvement, Series A, 4.00%, 5/01/29	100,000	103,543
Maine 1.6%
Maine State Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/25	100,000	122,202
Maryland 3.2%
Maryland State EDC Revenue, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	100,000	114,788
Maryland State GO, State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/25	100,000	122,334
		237,122
Massachusetts 1.5%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B,
5.00%, 7/01/27	100,000	112,890
Michigan 3.0%
Grand Rapids EDC Revenue, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	101,870

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Michigan State GO, Environmental Program, Refunding, Series A, 5.00%, 5/01/27	100,000	125,313
		227,183
Minnesota 5.1%
Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/21	100,000	110,012
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/22	150,000	157,306
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	117,039
		384,357
Missouri 1.6%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group,
Refunding, 5.00%, 9/01/27	100,000	117,949

Montana 1.6%
Flathead County High School District No. 5 GO, 5.00%, 1/01/25	100,000	119,924

Nevada 6.2%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Series A, 5.00%, 9/01/28	100,000	118,413
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	120,882
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%,
12/01/22	100,000	104,069
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	121,716
		465,080
New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	103,801

New Mexico 1.6%
New Mexico State GO, Capital Projects, Series A, 5.00%, 3/01/25	100,000	121,183

New York 6.3%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	125,172
New York City GO, Fiscal 2018, Series 1, 5.00%, 8/01/26	100,000	122,742
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 4.00%, 8/01/24	100,000	112,992
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, 4.00%, 10/01/22	100,000	109,864
		470,770
North Carolina 4.8%
North Carolina State Medical Care Commission Retirement Facilities First Mortgage Revenue, The United
Methodist Retirement Homes, Refunding, Series A, 5.00%, 10/01/27	100,000	114,210
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 5.00%, 10/01/26	100,000	123,143
Winston-Salem City Water and Sewer System Revenue, 5.00%, 6/01/24	100,000	119,359
		356,712
Ohio 7.8%
Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	123,011
Columbus GO, Refunding, Series 2017-1, 5.00%, 4/01/24	100,000	118,752
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
5.00%, 11/01/28	100,000	123,626
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%,
1/15/28	100,000	104,077
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/25	100,000	114,487
		583,953
Oregon 1.6%
Oregon State Facilities Authority Revenue, Reed College Project, Refunding, Series A, 5.00%, 7/01/26	100,000	123,066
Pennsylvania 5.6%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC
Events Center Project, 5.00%, 10/15/26	100,000	114,673
Pennsylvania GO, first series, Refunding, 5.00%, 1/01/26	150,000	179,300

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Pennsylvania State Economic Development Financing Authority UPMC Revenue, Refunding, Series A,
3.375%, 11/15/33	125,000	125,466
		419,439
Tennessee 4.4%
Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	100,000	113,464
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	101,829
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 4.00%, 7/01/24	100,000	112,904
		328,197
Texas 6.2%
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing
Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	113,498
Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/23	100,000	115,414
Texas State Water Development Board Revenue, Series A, 5.00%, 4/15/23	100,000	116,220
University of Texas System Revenue, Financing System, Refunding, Series A, 5.00%, 8/15/22	100,000	114,400
		459,532
Utah 2.8%
South Jordan Water Revenue, Refunding, 4.00%, 11/01/22	100,000	110,371
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	100,468
		210,839
Vermont 1.6%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series
A, 5.00%, 7/01/28	100,000	118,139

Washington 3.2%
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 5.00%, 9/01/22	100,000	114,388
Washington State GO, Various Purpose, Series A, 5.00%, 8/01/26	100,000	123,715
		238,103
Wisconsin 2.7%
Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	100,283
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%,
3/01/27	100,000	104,685
		204,968
Total Investments (Cost $7,421,874) 99.0%		7,396,070

Other Assets, less Liabilities 1.0%		71,202
Net Assets 100.0%		$7,467,272

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDA	-	Community Development Authority/Agency
CFD	-	Community Facilities District
EDC	-	Economic Development Corp.
GO	-	General Obligation
ID	-	Improvement District
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
PFA	-	Public Financing Authority

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin Liberty International Opportunities ETF	Industry	Shares	Value
Common Stocks 97.7%
Australia 3.6%
Amcor Ltd.	Containers & Packaging	2,549	$30,743
BHP Billiton Ltd.	Metals & Mining	1,629	37,676
Commonwealth Bank of Australia	Banks	222	13,950
CSL Ltd.	Biotechnology	633	69,958
Ramsay Health Care Ltd.	Health Care Providers & Services	396	21,718
Rio Tinto Ltd.	Metals & Mining	594	35,221
			209,266
Brazil 1.0%
Ambev SA	Beverages	2,200	14,114
B3 SA - Brasil Bolsa Balcao	Capital Markets	1,500	10,301
Energisa SA	Electric Utilities	1,200	9,876
Lojas Americanas SA	Multiline Retail	1,500	5,937
Vale SA	Metals & Mining	1,300	15,778
			56,006
Canada 5.9%
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	500	26,174
Brookfield Asset Management Inc., A	Capital Markets	1,300	56,775
Canadian Imperial Bank of Commerce	Banks	400	39,121
Canadian National Railway Co.	Road & Rail	700	57,907
Enbridge Inc.	Oil, Gas & Consumable Fuels	900	35,312
Peyto Exploration & Development Corp.	Oil, Gas & Consumable Fuels	900	10,796
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	400	24,668
Royal Bank of Canada	Banks	600	49,156
The Toronto-Dominion Bank	Banks	800	47,025
			346,934
China 10.0%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	1,260	217,262
China Merchants Bank Co. Ltd., H	Banks	8,000	31,827
[a] Ctrip.com International Ltd., ADR	Internet & Direct Marketing Retail	2,140	94,374
Ping An Insurance (Group) Co. of China Ltd.	Insurance	7,500	78,048
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	2,000	45,701
Tencent Holdings Ltd.	Internet Software & Services	2,300	119,453
			586,665
Egypt 0.5%
[a] Six of October Development & Investment Co.	Real Estate Management & Development	29,699	32,037

Finland 0.8%
Tieto OYJ	IT Services	1,545	48,199

France 7.7%
Capgemini SE	IT Services	485	57,592
Maisons du Monde SA	Specialty Retail	1,085	49,183
Sanofi	Pharmaceuticals	1,006	86,795
[a] Schneider Electric SE	Electrical Equipment	695	59,137
SEB SA	Household Durables	303	56,196
SPIE SA	Commercial Services & Supplies	2,617	68,208
Vinci SA	Construction & Engineering	719	73,516
			450,627
Hong Kong 2.3%
AIA Group Ltd.	Insurance	7,400	63,092
[a] IMAX China Holding Inc.	Media	4,600	13,770

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Samsonite International SA	Textiles, Apparel & Luxury Goods	13,200	60,619
			137,481
India 0.5%
[a] MakeMyTrip Ltd.	Internet & Direct Marketing Retail	1,000	29,850

Indonesia 0.6%
Bank Central Asia Tbk PT	Banks	19,900	32,122

Italy 7.9%
Banca Generali SpA	Capital Markets	2,332	77,679
Cerved Information Solutions SpA	Diversified Financial Services	6,890	87,699
FinecoBank Banca Fineco SpA	Banks	9,212	94,412
Italgas Reti SpA	Gas Utilities	15,503	94,756
Prysmian SpA	Electrical Equipment	2,254	73,593
Snam SpA	Oil, Gas & Consumable Fuels	7,523	36,857
			464,996
Japan 15.6%
Astellas Pharma Inc.	Pharmaceuticals	1,300	16,583
Bridgestone Corp.	Auto Components	500	23,249
The Dai-ichi Life Holdings Inc.	Insurance	2,800	57,765
Daikin Industries Ltd.	Building Products	500	59,188
Denso Corp.	Auto Components	1,300	78,046
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	500	20,439
Honda Motor Co. Ltd.	Automobiles	2,200	75,423
JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	11,500	74,217
Mitsubishi Electric Corp.	Electrical Equipment	4,000	66,454
Mitsubishi UFJ Financial Group Inc.	Banks	8,000	58,688
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	200	26,844
Nidec Corp.	Electrical Equipment	500	70,173
Otsuka Holdings Co. Ltd.	Pharmaceuticals	500	21,962
Panasonic Corp.	Household Durables	800	11,714
Pigeon Corp.	Household Products	600	22,850
SCSK Corp.	IT Services	500	23,080
SoftBank Group Corp.	Wireless Telecommunication Services	700	55,428
Sony Corp.	Household Durables	600	27,073
Sumitomo Chemical Co. Ltd.	Chemicals	9,000	64,714
Sumitomo Electric Industries Ltd.	Auto Components	1,800	30,440
Suntory Beverage & Food Ltd.	Beverages	300	13,342
Toyota Motor Corp.	Automobiles	300	19,209
			916,881
Mexico 1.2%
America Movil SAB de CV, L	Wireless Telecommunication Services	40,000	34,653
Fomento Economico Mexicano SAB de CV	Beverages	3,800	35,921
			70,574
Netherlands 2.9%
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	506	88,194
ASR Nederland NV	Insurance	2,028	83,540
			171,734
Norway 2.8%
[b] Sbanken ASA, 144A	Banks	7,440	73,678
TGS NOPEC Geophysical Co. ASA	Energy Equipment & Services	3,917	93,000
			166,678
Philippines 0.8%
Security Bank Corp.	Banks	4,960	24,979

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Universal Robina Corp.	Food Products	6,490	19,631
			44,610
Russia 1.0%
Gazprom PJSC	Oil, Gas & Consumable Fuels	11,840	26,688
[a,c] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	1,050	30,345
			57,033
Singapore 0.9%
DBS Group Holdings Ltd.	Banks	2,800	52,065

South Africa 1.7%
Naspers Ltd., N	Media	320	89,202
Novus Holdings Ltd.	Commercial Services & Supplies	110	52
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	12,176	10,524
			99,778
South Korea 3.2%
Lotte Chemical Corp.	Chemicals	170	58,437
Naver Corp.	Internet Software & Services	66	53,636
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	32	76,163
			188,236
Spain 4.8%
Applus Services SA	Professional Services	5,066	68,589
Cia de Distribucion Integral Logista Holdings SA	Air Freight & Logistics	2,835	65,260
Mediaset Espana Comunicacion SA	Media	2,910	32,703
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	5,303	71,957
Tecnicas Reunidas SA	Energy Equipment & Services	1,413	44,895
			283,404
Sweden 1.0%
Byggmax Group AB	Specialty Retail	8,679	58,302

Switzerland 3.7%
Novartis AG	Pharmaceuticals	1,258	106,372
Roche Holding AG	Pharmaceuticals	431	109,021
			215,393
Taiwan 2.4%
	Technology Hardware, Storage &
Ennoconn Corp.	Peripherals	2,000	30,244
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	14,000	107,969
			138,213
Thailand 1.6%
Kasikornbank PCL, fgn	Banks	4,700	34,468
Minor International PCL, fgn	Hotels, Restaurants & Leisure	22,000	29,533
The Siam Cement PCL, fgn	Construction Materials	1,900	28,567
			92,568
United Arab Emirates 0.9%
Amanat Holdings PJSC	Capital Markets	129,403	52,145
United Kingdom 12.4%
AstraZeneca PLC	Pharmaceuticals	520	36,023
Bodycote PLC	Machinery	3,272	40,411
BP PLC	Oil, Gas & Consumable Fuels	7,718	54,573
British American Tobacco PLC	Tobacco	678	46,023
Bunzl PLC	Trading Companies & Distributors	1,130	31,673
Close Brothers Group PLC	Capital Markets	1,720	33,691
DS Smith PLC	Containers & Packaging	5,941	41,590
Ferguson PLC	Trading Companies & Distributors	480	34,609
Howden Joinery Group PLC	Trading Companies & Distributors	6,625	41,834

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Ibstock PLC	Construction Materials	10,484	37,796
Imperial Brands PLC	Tobacco	1,017	43,556
National Grid PLC	Multi-Utilities	2,341	27,713
Prudential PLC	Insurance	1,340	34,541
Rathbone Brothers PLC	Capital Markets	993	34,307
Reckitt Benckiser Group PLC	Household Products	320	29,951
RELX PLC	Professional Services	1,530	35,992
Restore PLC	Commercial Services & Supplies	4,197	33,412
Shire PLC	Biotechnology	410	21,630
Smith & Nephew PLC	Health Care Equipment & Supplies	1,720	29,968
	Equity Real Estate Investment Trusts
Unite Group PLC	(REITs)	3,700	40,292
			729,585
Total Common Stocks (Cost $4,779,485)			5,731,382
Management Investment Companies 2.4%
India 2.4%
iShares MSCI India ETF	Diversified Financial Services	1,900	68,533
WisdomTree India Earnings ETF	Diversified Financial Services	2,500	69,600
Total Management Investment Companies (Cost $109,206)			138,133
Preferred Stocks 0.7%
Brazil 0.7%
[d] Banco Bradesco SA, 3.663%, pfd.	Banks	1,500	15,307
[a] Petroleo Brasileiro SA, pfd.	Oil, Gas & Consumable Fuels	4,200	20,385
[a] Usinas Siderurgicas de Minas Gerais SA, pfd., A	Metals & Mining	2,600	7,133
Total Preferred Stocks (Cost $37,320)			42,825
Total Investments (Cost $4,926,011) 100.8%			5,912,340

Other Assets, less Liabilities (0.8)%			(49,357)
Net Assets 100.0%			$5,862,983

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At December 31, 2017, the value of this security was $73,678, representing 1.3% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31,
2017, the value of this security was $30,345, representing 0.5% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

							FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

At December 31, 2017 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]		Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen		BOFA	Buy	5,525,000	$50,443	2/20/18	$—	$(1,287)
Japanese Yen		BOFA	Sell	60,110,077	551,000	2/20/18	16,202	—
Total Forward Exchange Contracts							$16,202	$(1,287)
Net unrealized appreciation (depreciation)								$14,915
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Abbreviations
Counterparty
BOFA	- Bank of America, N.A.

Selected Portfolio
ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 94.2%
Air Freight & Logistics 1.2%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	415,000	$466,566
Automobiles 1.5%
Ford Motor Credit Co. LLC, senior note, 2.343%, 11/02/20	United States	600,000	594,711
Banks 18.0%
[a] ANZ New Zealand International Ltd. of London, senior note, 144A, 2.875%,
1/25/22	New Zealand	600,000	601,918
Bank of America Corp., senior sub. bond, 4.25%, 10/22/26	United States	840,000	886,198
BNP Paribas SA, senior note, 2.375%, 5/21/20	France	810,000	811,289
[a] BPCE SA, sub. note, 144A, 5.15%, 7/21/24	France	400,000	434,328
Citigroup Inc., sub. note, 4.05%, 7/30/22	United States	620,000	645,969
[a] Commonwealth Bank of Australia, sub. note, 144A, 4.50%, 12/09/25	Australia	590,000	618,653
Credit Suisse New York, senior note, 2.30%, 5/28/19	Switzerland	760,000	760,892
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	519,000	549,627
JPMorgan Chase & Co., sub. note, 3.375%, 5/01/23	United States	855,000	869,708
Santander UK Group Holdings PLC, senior note, 2.875%, 8/05/21	United Kingdom	430,000	429,463
U.S. Bancorp, senior note, 3.15%, 4/27/27	United States	540,000	541,635
			7,149,680
Beverages 1.9%
Anheuser-Busch InBev Finance Inc., senior bond, 4.70%, 2/01/36	Belgium	660,000	740,244
Biotechnology 2.3%
Baxalta Inc., senior bond, 5.25%, 6/23/45	United States	365,000	426,361
Biogen Inc., senior bond, 5.20%, 9/15/45	United States	400,000	476,683
			903,044
Capital Markets 4.4%
The Goldman Sachs Group Inc., sub. note, 4.25%, 10/21/25	United States	930,000	972,938
Morgan Stanley, sub. bond, 3.95%, 4/23/27	United States	765,000	778,349
			1,751,287
Commercial Services & Supplies 1.0%
Republic Services Inc., senior note, 3.375%, 11/15/27	United States	400,000	403,814
Communications Equipment 1.5%
Cisco Systems Inc., senior note, 2.20%, 2/28/21	United States	585,000	583,409
Construction Materials 0.9%
[a] LafargeHolcim Finance U.S. LLC, senior note, 144A, 3.50%, 9/22/26	Switzerland	365,000	360,546
Consumer Finance 1.4%
Capital One Bank USA NA, senior note, 2.25%, 2/13/19	United States	550,000	549,427
Diversified Financial Services 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
5.00%, 10/01/21	Ireland	415,000	442,763
GE Capital International Funding Co., senior bond, 4.418%, 11/15/35	United States	675,000	731,898
			1,174,661
Diversified Telecommunication Services 4.4%
AT&T Inc., senior note, 5.35%, 9/01/40	United States	500,000	529,408
Telefonica Emisiones S.A.U., senior bond, 7.045%, 6/20/36	Spain	325,000	437,279
Verizon Communications Inc., senior bond, 5.50%, 3/16/47	United States	675,000	772,070
			1,738,757
Electric Utilities 3.7%
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	365,000	423,526
Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	680,000	724,672

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Cayman Islands	300,000	307,575
			1,455,773
Energy Equipment & Services 1.6%
[a] Sinopec Capital 2013 Ltd., senior note, 144A, 1.875%, 4/24/18	China	620,000	619,131
Equity Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp., senior note, 3.40%, 2/15/19	United States	363,000	367,213
Realty Income Corp., senior bond, 3.00%, 1/15/27	United States	590,000	565,678
			932,891
Food & Staples Retailing 3.1%
[a] CK Hutchison International 16 Ltd., senior note, 144A, 1.875%, 10/03/21	Hong Kong	400,000	386,456
The Kroger Co., senior note, 4.00%, 2/01/24	United States	455,000	473,327
Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	350,000	378,273
			1,238,056
Food Products 3.9%
[a] Danone SA, senior note, 144A, 2.947%, 11/02/26	France	475,000	463,400
Kraft Heinz Foods Co., senior bond, 5.20%, 7/15/45	United States	345,000	380,937
[a] Mondelez International Holdings Netherlands BV, senior note, 144A,
2.00%, 10/28/21	United States	735,000	715,707
			1,560,044
Health Care Equipment & Supplies 1.4%
Medtronic Inc., senior note, 2.50%, 3/15/20	United States	550,000	553,432
Health Care Providers & Services 2.3%
Anthem Inc., senior bond, 3.30%, 1/15/23	United States	500,000	507,918
HCA Inc., senior secured note, 6.50%, 2/15/20	United States	365,000	387,813
			895,731
Industrial Conglomerates 1.4%
[a] Siemens Financieringsmaatschappij NV, senior note, 144A, 2.70%, 3/16/22	Netherlands	550,000	553,558
Insurance 4.9%
[a] AIA Group Ltd., senior note, 144A, 2.25%, 3/11/19	Hong Kong	400,000	397,923
[a] Liberty Mutual Group Inc., senior note, 144A, 6.50%, 5/01/42	United States	349,000	467,313
MetLife Inc., junior sub. bond, 6.40% to 12/15/66, FRN thereafter, 12/15/66	United States	475,000	547,585
Prudential Financial Inc., junior sub. bond, 5.20% to 3/15/44, FRN
thereafter, 3/15/44	United States	515,000	549,119
			1,961,940
Internet Software & Services 1.6%
Alibaba Group Holding Ltd., senior note, 2.50%, 11/28/19	China	615,000	616,956
Machinery 0.9%
CNH Industrial NV, senior note, 4.50%, 8/15/23	Netherlands	350,000	364,938
Media 3.9%
21st Century Fox America Inc., senior bond, 6.40%, 12/15/35	United States	450,000	599,780
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., senior secured note, first lien, 4.464%, 7/23/22	United States	405,000	422,976
NBCUniversal Media LLC, senior note, 4.375%, 4/01/21	United States	505,000	535,483
			1,558,239
Metals & Mining 1.0%
[a] Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	Switzerland	400,000	414,300
Multiline Retail 0.8%
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	300,000	304,397
Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp., senior note, 6.20%, 3/15/40	United States	315,000	383,195
Canadian Natural Resources Ltd., senior bond, 4.95%, 6/01/47	Canada	340,000	382,038
Chevron Corp., senior note, 2.954%, 5/16/26	United States	545,000	545,426
Ecopetrol SA, senior bond, 5.875%, 5/28/45	Colombia	205,000	210,023
Enterprise Products Operating LLC, senior bond, 5.10%, 2/15/45	United States	470,000	538,358

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

MPLX LP, senior bond, 4.125%, 3/01/27	United States	350,000	359,150
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	325,000	329,480
Shell International Finance BV, 4.30%, 9/22/19	Netherlands	600,000	621,695
			3,369,365
Road & Rail 2.3%
Burlington Northern Santa Fe LLC, senior bond, 3.25%, 6/15/27	United States	535,000	547,928
CSX Corp., senior bond, 3.25%, 6/01/27	United States	360,000	360,373
			908,301
Software 1.5%
Microsoft Corp., senior bond, 4.45%, 11/03/45	United States	500,000	587,518
Specialty Retail 2.2%
The Home Depot Inc., senior bond, 3.00%, 4/01/26	United States	585,000	586,385
[a] Michael Kors USA Inc., senior note, 144A, 4.00%, 11/01/24	United States	290,000	293,050
			879,435
Technology Hardware, Storage & Peripherals 1.4%
[a] Dell International LLC/EMC Corp., senior secured note, first lien, 144A,
4.42%, 6/15/21	United States	345,000	359,778
[a] Western Digital Corp., senior secured note, 144A, 7.375%, 4/01/23	United States	165,000	178,406
			538,184
Tobacco 2.2%
[a] Imperial Brands Finance PLC, senior note, 144A, 2.05%, 2/11/18	United Kingdom	500,000	499,948
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United States	300,000	376,036
			875,984
Transportation Infrastructure 1.8%
[a] DP World Ltd., senior bond, 144A, 6.85%, 7/02/37	United Arab Emirates	300,000	370,060
[a] Mexico City Airport Trust, senior bond, 144A, 5.50%, 7/31/47	Mexico	335,000	332,487
			702,547
Total Corporate Bonds & Notes (Cost $36,204,775)			37,306,866
U.S. Government & Agency Securities 3.3%
U.S. Treasury Bond, 3.00%, 5/15/47	United States	400,000	420,633
U.S. Treasury Note, 1.625%, 8/15/22	United States	915,000	893,751
Total U.S. Government & Agency Securities (Cost $1,313,202)			1,314,384
Total Investments before Short Term Investments (Cost $37,517,977)			38,621,250
Short-Term Investments 1.4%
U.S. Government & Agency Securities (Cost $559,984) 1.4%
FHLB, 1.065%, 1/02/18	United States	560,000	559,984
Total Investments (Cost $38,077,961) 98.9%			39,181,234
Other Assets, less Liabilities 1.1%			439,028
Net Assets 100.0%			$39,620,262

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2017, the aggregate value of these securities was $8,374,537, representing 21.1% of net assets.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin Liberty Municipal Bond ETF	Principal Amount	Value
Municipal Bonds 98.9%
Alaska 2.1%
Matanuska-Susitna Borough Lease Revenue, State of Alaska Lease Revenue Goose Creek Correctional
Center Project, Refunding, 4.00%, 9/01/30	$150,000	$161,258
Arkansas 1.4%
Little Rock School District GO, Pulaski County, Construction, 3.00%, 2/01/25	100,000	103,553
California 8.9%
Burbank RDA Successor Agency Tax Allocation Revenue, Refunding, 3.00%, 12/01/32	100,000	100,169
Clovis USD, GO, CABS, Refunding, zero cpn., 8/01/35	200,000	108,066
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	110,007
Perris Joint Powers Authority Local Agency Revenue, Refunding, Series B, 5.00%, 9/01/37	100,000	112,902
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevlopment Project Area No. 1, Series A,
BAM Insured, 5.00%, 10/01/30	100,000	119,492
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	121,598
		672,234
Colorado 6.2%
Adams and Weld Counties School District No. 27J Brighton GO, 5.00%, 12/01/42	100,000	120,074
Cherry Creek Co. School District No. 5 GO, Refunding, Series C, 5.00%, 12/15/35	100,000	122,197
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	111,651
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%,
3/01/35	100,000	110,360
		464,282
Connecticut 1.5%
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	114,338
Florida 1.6%
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	120,443
Hawaii 1.5%
Hawaii State GO, Refunding, Series FH, 4.00%, 10/01/30	100,000	111,964
Kansas 3.1%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	106,673
Kansas State Department of Transportation Highway Revenue, Series A, 5.00%, 9/01/31	100,000	123,170
		229,843
Louisiana 1.4%
Louisiana GO, Series B, 4.00%, 10/01/34	100,000	107,865
Maine 1.6%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	122,247
Maryland 3.0%
Maryland State GO, State and Local Facilities Loan of 2017, Refunding, Second Series B, 5.00%, 8/01/25	100,000	122,334
Prince George's County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	102,457
		224,791
Massachusetts 1.6%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series
A, Subseries A-1, 5.00%, 7/01/33	100,000	121,484
Michigan 1.7%
Michigan State GO, Environmental Program, Refunding, Series A, 5.00%, 5/01/27	100,000	125,313
Minnesota 8.2%
Farmington ISD No. 192 GO, School Building, Refunding, Series C, 5.00%, 2/01/21	100,000	110,012
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/35	150,000	148,011
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	117,039
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	121,593

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	121,145
		617,800
Missouri 1.3%
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	100,286
Montana 1.6%
Flathead County High School District No. 5 GO, 5.00%, 1/01/25	100,000	119,924
Nevada 3.1%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	120,882
Lyon County School District GO, Refunding, Series A, PSF Guarantee, 4.00%, 6/01/28	100,000	113,857
		234,739
New Jersey 1.4%
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	103,801

New Mexico 1.6%
New Mexico State GO, Capital Projects, Series A, 5.00%, 3/01/25	100,000	121,183
New York 7.7%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	125,172
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	109,632
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2018, Refunding, Series BB, Subseries BB-2, 5.00%, 6/15/32	100,000	121,488
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 5.00%, 8/01/34	100,000	120,701
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	100,672
		577,665
North Carolina 2.9%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	109,276
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	112,508
		221,784
Ohio 8.3%
Cleveland Water Revenue, second lien, Refunding, Series B, 5.00%, 1/01/27	100,000	123,011
Columbus GO, Series A, 3.00%, 4/01/28	100,000	104,776
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
3.125%, 11/01/33	50,000	50,332
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%,
10/01/30	100,000	119,682
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	110,635
Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	115,388
		623,824
Oregon 3.0%
Metro Dedicated Tax Revenue, Oregon Convention Center Hotel Project, 5.00%, 6/15/29	100,000	122,149
Oregon Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	100,000	100,687
		222,836
Pennsylvania 1.7%
Pennsylvania State Economic Development Financing Authority UPMC Revenue, Refunding, Series A,
3.375%, 11/15/33	125,000	125,466

Tennessee 7.8%
Johnson City GO, Refunding, Series A, 5.00%, 6/01/22	100,000	113,464
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	129,306
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	101,829
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	120,450

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A,
5.00%, 11/01/37	100,000	121,564
		586,613
Texas 7.4%
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	109,634
Rockwall ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/31	100,000	121,630
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	100,532
Texas State Water Development Board Revenue, Series A, 4.00%, 10/15/33	100,000	111,018
University of Texas System Revenue, Financing System, Refunding, Series A, 5.00%, 8/15/22	100,000	114,400
		557,214
Utah 1.3%
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	100,468
Washington 4.7%
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	100,000	109,472
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%,
8/15/29	100,000	121,623
Washington State GO, Various Purpose, Series A, 5.00%, 8/01/30	100,000	122,704
		353,799
Wisconsin 1.3%
Fond Du Lac GO, Fond Du Lac County, Refunding, Series B, 2.00%, 4/01/22	100,000	100,283
Total Investments (Cost $7,422,818) 98.9%		7,447,300
Other Assets, less Liabilities 1.1%		79,120
Net Assets 100.0%		$7,526,420

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
GO	-	General Obligation
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 100.2%
Consumer Discretionary 12.6%
Comcast Corp., A	1,942	$77,777
The Home Depot Inc.	408	77,328
Leggett & Platt Inc.	1,619	77,275
Lowe's Cos. Inc.	855	79,464
Marriott International Inc., A	571	77,502
McDonald's Corp.	438	75,389
Starbucks Corp.	1,310	75,233
The TJX Cos. Inc.	999	76,384
The Walt Disney Co.	679	72,999
Yum! Brands Inc.	917	74,836
		764,187
Consumer Staples 7.7%
The Coca-Cola Co.	2,030	93,136
Colgate-Palmolive Co.	1,251	94,388
PepsiCo Inc.	791	94,857
Philip Morris International Inc.	866	91,493
The Procter & Gamble Co.	1,021	93,809
		467,683
Energy 5.9%
Chevron Corp.	573	71,734
EOG Resources Inc.	677	73,055
Exxon Mobil Corp.	833	69,672
Occidental Petroleum Corp.	969	71,377
Schlumberger Ltd.	1,067	71,905
		357,743
Financials 14.9%
Arthur J. Gallagher & Co.	1,274	80,619
BlackRock Inc.	159	81,680
CBOE Global Markets Inc.	658	81,980
Chubb Ltd.	556	81,248
JPMorgan Chase & Co.	770	82,344
The Progressive Corp.	1,471	82,847
S&P Global Inc.	477	80,804
U.S. Bancorp	1,504	80,584
W.R. Berkley Corp.	1,171	83,902
Wells Fargo & Co.	1,360	82,511
Willis Towers Watson PLC	532	80,167
		898,686
Health Care 13.2%
Abbott Laboratories	1,188	67,799
Baxter International Inc.	1,026	66,321
Becton Dickinson and Co.	305	65,288
Danaher Corp.	715	66,366
Eli Lilly & Co.	778	65,710
Johnson & Johnson	476	66,507
[a] Laboratory Corp. of America Holdings	411	65,559
Medtronic PLC	822	66,376
Merck & Co. Inc.	1,200	67,524
Pfizer Inc.	1,827	66,174
Stryker Corp.	434	67,201
UnitedHealth Group Inc.	304	67,020
		797,845
Industrials 10.5%
Fortive Corp.	727	52,598
General Dynamics Corp.	264	53,711
General Electric Co.	3,008	52,490

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Honeywell International Inc.	343	52,602
Illinois Tool Works Inc.	315	52,558
Lockheed Martin Corp.	165	52,973
Northrop Grumman Corp.	172	52,789
Raytheon Co.	282	52,974
Republic Services Inc.	807	54,561
Roper Technologies Inc.	204	52,836
United Technologies Corp.	417	53,197
[a] Verisk Analytics Inc.	551	52,896
		636,185
Information Technology 23.4%
Accenture PLC, A	551	84,353
[a] Alphabet Inc., A	78	82,165
Amphenol Corp., A	945	82,971
Analog Devices Inc.	954	84,935
Apple Inc.	480	81,230
Automatic Data Processing Inc.	709	83,088
Cisco Systems Inc.	2,191	83,915
Fidelity National Information Services Inc.	883	83,081
[a] Fiserv Inc.	635	83,267
Intel Corp.	1,784	82,349
Intuit Inc.	524	82,677
Mastercard Inc., A	553	83,702
Microsoft Corp.	977	83,573
Motorola Solutions Inc.	899	81,216
Oracle Corp.	1,755	82,976
Texas Instruments Inc.	806	84,179
Visa Inc., A	748	85,287
		1,414,964
Materials 3.4%
Air Products and Chemicals Inc.	310	50,865
DowDuPont Inc.	706	50,281
Ecolab Inc.	373	50,049
Praxair Inc.	327	50,581
		201,776
Real Estate 3.6%
Alexandria Real Estate Equities Inc.	415	54,195
American Tower Corp.	385	54,928
Mid-America Apartment Communities Inc.	550	55,308
UDR Inc.	1,435	55,276
		219,707
Telecommunication Services 2.0%
AT&T Inc.	1,566	60,886
Verizon Communications Inc.	1,128	59,705
		120,591
Utilities 3.0%
DTE Energy Co.	414	45,317
Duke Energy Corp.	529	44,494
Eversource Energy	719	45,426
Xcel Energy Inc.	912	43,876
		179,113
Total Investments (Cost $5,150,086) 100.2%		6,058,480

Other Assets, less Liabilities (0.2)%		(10,186)
Net Assets 100.0%		$6,048,294

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 96.8%
Brazil 4.5%
Ambev SA	Beverages	632,408	$4,057,050
BB Seguridade Participacoes SA	Insurance	440,208	3,780,870
Cielo SA	IT Services	558,016	3,956,630
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	142,600	1,475,825
EDP-Energias do Brasil SA	Electric Utilities	171,208	722,593
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	105,488	1,129,263
M. Dias Branco SA	Food Products	43,400	681,662
Odontoprev SA	Health Care Providers & Services	174,328	836,139
Qualicorp SA	Health Care Providers & Services	111,688	1,043,782
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	93,000	598,300
			18,282,114
Chile 0.8%
Aguas Andinas SA, A	Water Utilities	1,545,040	1,023,528
Enel Chile SA	Electric Utilities	8,422,576	997,184
	Independent Power and Renewable
Enel Generacion Chile SA	Electricity Producers	1,601,708	1,450,361
			3,471,073
China 13.5%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	186,000	3,316,797
Agricultural Bank of China Ltd., H	Banks	8,414,000	3,917,844
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	620,000	2,811,585
China CITIC Bank Corp. Ltd.	Banks	2,480,000	1,554,501
China Everbright Bank Co. Ltd., H	Banks	1,550,000	723,715
China Mobile Ltd.	Wireless Telecommunication Services	403,000	4,085,522
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	1,302,000	919,376
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	2,356,000	4,490,604
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	1,860,000	3,754,596
Dongfeng Motor Group Co. Ltd., H	Automobiles	1,860,000	2,250,854
Great Wall Motor Co. Ltd., H	Automobiles	1,953,000	2,235,983
Guangzhou Automobile Group Co. Ltd., H	Automobiles	1,116,000	2,643,920
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	744,000	1,132,565
Longfor Properties Co. Ltd.	Real Estate Management & Development	868,000	2,174,081
NetEase Inc., ADR	Internet Software & Services	11,532	3,979,347
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	372,000	3,540,455
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	1,736,000	624,021
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	1,581,000	1,090,094
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	2,232,000	1,270,567
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	248,000	3,169,278
Yum China Holdings Inc.	Hotels, Restaurants & Leisure	95,914	3,838,478
[a] YY Inc., ADR	Internet Software & Services	16,988	1,920,663
			55,444,846
Colombia 0.3%
Grupo Inversiones Suramericcana SA.	Diversified Financial Services	104,904	1,416,529

Czech Republic 0.4%
Moneta Money Bank AS	Banks	237,646	921,074
O2 Czech Republic AS	Diversified Telecommunication Services	54,188	704,750
			1,625,824
Hong Kong 0.4%
	Electronic Equipment, Instruments &
Kingboard Chemical Holdings Ltd.	Components	217,000	1,172,816

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	434,000	512,985
			1,685,801
Hungary 0.7%
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	245,954	2,861,016

India 11.6%
Bajaj Auto Ltd.	Automobiles	36,890	1,926,701
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	412,002	3,341,717
Coal India Ltd.	Oil, Gas & Consumable Fuels	368,156	1,516,691
Dabur India Ltd.	Personal Products	218,054	1,194,681
Eicher Motors Ltd.	Machinery	6,322	3,005,207
HCL Technologies Ltd.	IT Services	289,140	4,033,985
Hero Motocorp Ltd.	Automobiles	27,838	1,650,872
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	332,630	2,181,488
Hindustan Unilever Ltd.	Household Products	207,886	4,455,084
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	220,224	1,340,614
Infosys Ltd.	IT Services	226,750	3,701,929
ITC Ltd.	Tobacco	895,714	3,694,281
Marico Ltd.	Personal Products	215,512	1,088,913
Maruti Suzuki India Ltd.	Automobiles	31,434	4,791,644
Rural Electrification Corp. Ltd.	Diversified Financial Services	141,670	345,699
Tata Consultancy Services Ltd.	IT Services	85,616	3,623,296
Tech Mahindra Ltd.	IT Services	230,516	1,820,400
Vakrangee Ltd.	IT Services	57,970	381,683
[a] Vakrangee Software Ltd.	IT Services	57,970	381,683
Wipro Ltd.	IT Services	598,544	2,946,887
			47,423,455
Indonesia 4.8%
Bank Rakyat Indonesia Persero Tbk PT	Banks	15,500,000	4,158,467
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	6,485,200	2,260,917
Matahari Department Store Tbk PT	Multiline Retail	1,977,800	1,457,748
PT Telkom Indonesia (Persero) Tbk, B	Diversified Telecommunication Services	12,536,400	4,102,570
Surya Citra Media Tbk PT	Media	4,247,000	776,308
Unilever Indonesia Tbk PT	Household Products	1,109,800	4,572,532
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	942,400	2,458,888
			19,787,430
Malaysia 2.8%
AirAsia Bhd.	Airlines	589,000	487,559
Astro Malaysia Holdings Bhd.	Media	1,147,000	751,063
British American Tobacco Malaysia Bhd.	Tobacco	130,200	1,286,879
Digi.com Bhd.	Wireless Telecommunication Services	2,442,800	3,078,399
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	365,800	965,343
Nestle (Malaysia) Bhd.	Food Products	31,000	790,511
Petronas Chemicals Group Bhd.	Chemicals	1,364,000	2,595,206
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	124,000	743,326
Westports Holdings Bhd.	Transportation Infrastructure	638,600	583,845
			11,282,131
Mexico 2.6%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	833,032	1,240,682
Gruma SAB de CV	Food Products	117,366	1,495,456
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	202,244	2,088,957
Kimberly-Clark de Mexico SAB de CV, A	Household Products	943,950	1,671,711
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	1,668,854	4,110,402
			10,607,208
Pakistan 0.4%
Habib Bank Ltd.	Banks	260,400	394,081
Lucky Cement Ltd.	Construction Materials	58,900	275,151
MCB Bank Ltd.	Banks	179,800	343,795
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	310,000	455,098

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

United Bank Ltd.	Banks	204,600	348,571
			1,816,696
Philippines 0.4%
DMCI Holdings Inc.	Industrial Conglomerates	1,618,200	466,788
Globe Telecom Inc.	Wireless Telecommunication Services	16,740	637,139
Manila Electric Co.	Electric Utilities	60,140	395,874
			1,499,801
Poland 1.5%
[a] Jastrzebska Spolka Weglowa SA	Metals & Mining	15,748	436,301
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	487,754	1,691,446
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	118,172	3,604,879
[a] Tauron Polska Energia SA	Electric Utilities	527,248	462,791
			6,195,417
Qatar 0.9%
[a] The Commercial Bank QSC	Banks	742	5,909
Doha Bank QSC	Banks	84,382	658,004
Industries Qatar QSC	Industrial Conglomerates	82,770	2,227,199
Qatar Electricity & Water Co. QSC	Multi-Utilities	17,360	862,757
			3,753,869
Russia 10.0%
Alrosa PJSC	Metals & Mining	2,379,746	3,099,348
Federal Hydrogenerating Co.	Electric Utilities	57,201,262	724,414
Gazprom PJSC	Oil, Gas & Consumable Fuels	1,798,806	4,054,646
Inter RAO UES PJSC	Electric Utilities	20,911,856	1,221,921
LUKOIL PJSC	Oil, Gas & Consumable Fuels	72,230	4,158,436
Magnitogorsk Iron & Steel Works	Metals & Mining	697,252	508,061
MMC Norilsk Nickel PJSC	Metals & Mining	22,010	4,146,140
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	371,628	3,786,889
NLMK PJSC	Oil, Gas & Consumable Fuels	646,846	1,656,798
[b] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	34,844	4,188,249
[b] PhosAgro PJSC, GDR, Reg S	Chemicals	94,240	1,446,584
Rosneft PJSC	Oil, Gas & Consumable Fuels	652,612	3,295,296
Severstal PJSC	Metals & Mining	167,338	2,591,546
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	3,844,124	1,853,246
Tatneft PAO	Oil, Gas & Consumable Fuels	504,680	4,151,663
			40,883,237
South Africa 4.1%
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	71,920	944,023
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	517,266	775,481
Kumba Iron Ore Ltd.	Metals & Mining	21,390	655,056
Mr. Price Group Ltd.	Specialty Retail	172,298	3,407,965
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	193,068	1,084,799
Telkom SA SOC Ltd.	Diversified Telecommunication Services	82,584	320,997
Tiger Brands Ltd.	Food Products	85,622	3,181,431
Truworths International Ltd.	Specialty Retail	293,508	2,239,717
Vodacom Group Ltd.	Wireless Telecommunication Services	373,178	4,391,323
			17,000,792
South Korea 14.9%
[a] BGF Retail Co. Ltd.	Food & Staples Retailing	3,728	731,288
BNK Financial Group Inc.	Banks	107,260	943,804
Coway Co. Ltd.	Household Durables	34,968	3,191,232
DGB Financial Group Inc.	Banks	94,302	929,322
Hana Financial Group Inc.	Banks	93,310	4,340,608
Hankook Tire Co. Ltd.	Auto Components	44,826	2,286,208
Hanon Systems	Auto Components	108,376	1,407,152
Hanssem Co. Ltd.	Household Durables	6,014	1,011,181
Hanwha Chemical Corp.	Chemicals	28,830	850,991
Hanwha Life Insurance Co. Ltd.	Insurance	129,456	835,590
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	34,038	1,494,359

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Hyundai Mobis Co. Ltd.	Auto Components	17,298	4,249,567
Industrial Bank of Korea	Banks	142,290	2,186,419
Kangwon Land Inc.	Hotels, Restaurants & Leisure	70,618	2,295,555
KB Financial Group Inc.	Banks	75,082	4,446,498
Kia Motors Corp.	Automobiles	130,386	4,080,081
KT&G Corp.	Tobacco	37,386	4,033,518
LG Corp.	Industrial Conglomerates	26,908	2,287,262
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	108,624	3,033,822
Lotte Chemical Corp.	Chemicals	9,734	3,346,048
S-1 Corp.	Commercial Services & Supplies	10,664	1,065,852
S-Oil Corp.	Oil, Gas & Consumable Fuels	19,654	2,147,978
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	1,364	3,246,436
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	52,328	3,739,285
SK Telecom Co. Ltd.	Wireless Telecommunication Services	12,648	3,154,468
			61,334,524
Taiwan 12.8%
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	202,194	1,430,241
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	434,000	4,076,247
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	372,000	4,100,207
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	311,770	785,750
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	1,116,000	3,975,200
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	124,280	1,242,445
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	930,000	2,296,991
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	186,800	850,560
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	744,000	2,887,646
	Electronic Equipment, Instruments &
General Interface Solutions Holding Ltd.	Components	62,000	414,604
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	1,178,000	3,768,523
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	21,400	2,890,872
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	558,000	761,288
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	372,000	957,548
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	496,000	1,270,064
Nien Made Enterprise Co. Ltd.	Household Durables	62,000	662,533
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	372,000	1,418,822
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	620,000	1,500,076
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	124,000	1,216,728
President Chain Store Corp.	Food & Staples Retailing	372,000	3,550,179
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	248,000	908,379
	Semiconductors & Semiconductor
Siliconware Precision Industries Co.	Equipment	1,302,000	2,200,736
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	992,000	3,583,514
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	496,000	3,825,193
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	558,000	1,237,562

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Electronic Equipment, Instruments &
Yageo Corp.	Components	62,000	735,454
			52,547,362
Thailand 4.4%
Advanced Info Service PCL	Wireless Telecommunication Services	713,000	4,178,675
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	1,215,200	2,535,551
Bumrungrad Hospital PCL	Health Care Providers & Services	198,400	1,150,586
Central Pattana PCL	Real Estate Management & Development	756,400	1,978,616
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	316,200	710,698
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	217,000	541,002
	Electronic Equipment, Instruments &
KCE Electronics PCL	Components	155,000	393,564
PTT Global Chemical PCL, NVDR	Chemicals	638,600	1,665,572
The Siam Cement PCL	Construction Materials	217,000	3,222,706
Thai Oil PCL	Oil, Gas & Consumable Fuels	558,000	1,772,108
			18,149,078
Turkey 3.3%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	90,086	755,548
BIM Birlesik Magazalar AS	Food & Staples Retailing	153,264	3,156,957
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	910,718	2,406,740
Ford Otomotiv Sanayi AS	Automobiles	53,630	852,202
Petkim Petrokimya Holding AS	Chemicals	309,566	634,383
TAV Havalimanlari Holding AS	Transportation Infrastructure	108,314	641,611
Tofas Turk Otomobil Fabrikasi AS	Automobiles	81,406	708,942
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	91,078	2,918,551
Turkiye Halk Bankasi AS	Banks	152,148	432,576
Turkiye Is Bankasi, C	Banks	607,538	1,116,821
			13,624,331
United Arab Emirates 1.7%
Aldar Properties PJSC	Real Estate Management & Development	1,791,242	1,072,950
Damac Properties Dubai Co. PJSC	Real Estate Management & Development	926,280	832,260
Dubai Islamic Bank PJSC	Banks	536,734	904,591
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	890,630	4,243,636
			7,053,437
Total Common Stocks (Cost $342,692,872)			397,745,971
Management Investment Companies 1.5%
India 1.5%
iShares MSCI India ETF	Diversified Financial Services	88,660	3,197,966
WisdomTree India Earnings ETF	Diversified Financial Services	110,918	3,087,957
Total Management Investment Companies (Cost $4,805,427)			6,285,923
Preferred Stocks 1.2%
Colombia 0.2%
Grupo de Inversiones Suramericana SA, 1.251%, pfd.	Diversified Financial Services	50,220	656,251
Russia 0.7%
Surgutneftegas OAO, 2.138%, pfd.	Oil, Gas & Consumable Fuels	4,048,848	1,973,041
Transneft PJSC, 4.591%, pfd.	Oil, Gas & Consumable Fuels	248	766,771
			2,739,812
South Korea 0.3%
LG Chem Ltd., 2.430%, pfd.	Chemicals	3,658	850,817

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 2.323%, pfd.	Peripherals	248	484,162
			1,334,979
Total Preferred Stocks (Cost $4,164,869)			4,731,042
Total Investments (Cost $351,663,168) 99.5%			408,762,936
Other Assets, less Liabilities 0.5%			1,981,693
Net Assets 100.0%			$410,744,629

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2017, the aggregate value of these securities was $5,634,833, representing 1.4% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depository Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.6%
Australia 9.0%
Amcor Ltd.	Containers & Packaging	12,438	$150,012
Brambles Ltd.	Commercial Services & Supplies	17,481	137,685
Challenger Ltd.	Diversified Financial Services	6,324	69,397
Commonwealth Bank of Australia	Banks	5,472	343,849
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	638	22,076
Telstra Corp. Ltd.	Diversified Telecommunication Services	52,011	147,670
Wesfarmers Ltd.	Food & Staples Retailing	10,395	361,154
Westpac Banking Corp.	Banks	13,854	339,706
			1,571,549
Belgium 0.3%
Proximus SADP	Diversified Telecommunication Services	1,854	60,889
Brazil 1.9%
Ambev SA	Beverages	52,880	339,238
Canada 8.7%
Bank of Nova Scotia	Banks	5,022	325,140
Canadian Imperial Bank of Commerce	Banks	3,702	362,060
IGM Financial Inc.	Capital Markets	1,136	40,029
Royal Bank of Canada	Banks	4,221	345,812
TELUS Corp.	Diversified Telecommunication Services	1,569	59,632
The Toronto-Dominion Bank	Banks	5,775	339,462
Vermilion Energy Inc.	Oil, Gas & Consumable Fuels	870	31,719
			1,503,854
China 0.2%
China Vanke Co. Ltd., H	Real Estate Management & Development	7,200	28,736
Denmark 0.2%
Tryg AS	Insurance	1,476	36,945

Finland 1.7%
Elisa OYJ	Diversified Telecommunication Services	1,371	53,867
Kone OYJ, B	Machinery	3,402	182,932
Nokian Renkaat OYJ	Auto Components	1,311	59,506
			296,305
France 2.0%
CNP Assurances	Insurance	1,176	27,191
Sanofi	Pharmaceuticals	3,741	322,764
			349,955
Germany 2.7%
Deutsche Boerse AG	Capital Markets	1,851	215,156
Hannover Rueck SE	Insurance	544	68,524
Hugo Boss AG	Textiles, Apparel & Luxury Goods	931	79,307
ProSiebenSat.1 Media SE	Media	2,901	99,994
			462,981
Hong Kong 0.6%
Sands China Ltd.	Hotels, Restaurants & Leisure	19,200	99,103
Japan 3.5%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,300	265,135
Lawson Inc.	Food & Staples Retailing	500	33,245

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

NTT DoCoMo Inc.	Wireless Telecommunication Services	13,200	311,808
			610,188
Malaysia 0.1%
Nestle (Malaysia) Bhd.	Food Products	600	15,300
Mexico 0.2%
Kimberly-Clark de Mexico SAB de CV, A	Household Products	17,583	31,139
Norway 0.5%
Telenor ASA	Diversified Telecommunication Services	3,989	85,785

Qatar 0.5%
Qatar National Bank SAQ	Banks	2,543	88,670

Singapore 1.7%
ComfortDelGro Corp. Ltd.	Road & Rail	23,400	34,669
SATS Ltd.	Transportation Infrastructure	6,900	26,848
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	76,600	204,626
StarHub Ltd.	Wireless Telecommunication Services	11,100	23,672
			289,815
South Africa 3.2%
Barclays Africa Group Ltd.	Banks	5,394	79,293
FirstRand Ltd.	Diversified Financial Services	36,270	197,024
Mr. Price Group Ltd.	Specialty Retail	1,815	35,900
Rand Merchant Investment Holdings Ltd.	Insurance	5,978	22,164
RMB Holdings Ltd.	Diversified Financial Services	9,759	62,409
Sanlam Ltd.	Insurance	13,383	94,049
The Spar Group Ltd.	Food & Staples Retailing	1,614	26,508
Truworths International Ltd.	Specialty Retail	4,938	37,681
			555,028
Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	3,492	78,455

Sweden 3.9%
Atlas Copco AB	Machinery	4,872	187,204
Hennes & Mauritz AB, B	Specialty Retail	14,370	297,141
Investor AB, B	Diversified Financial Services	3,024	138,171
Skanska AB, B	Construction & Engineering	2,626	54,525
			677,041
Switzerland 6.3%
Novartis AG	Pharmaceuticals	3,972	335,857
Roche Holding AG	Pharmaceuticals	1,356	343,001
SGS SA	Professional Services	30	78,225
Zurich Insurance Group AG	Insurance	1,105	336,319
			1,093,402
Taiwan 0.3%
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	3,600	16,392
	Semiconductors & Semiconductor
Phison Electronics Corp.	Equipment	2,000	19,625
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	7,000	15,525
			51,542
United Arab Emirates 0.1%
Aldar Properties PJSC	Real Estate Management & Development	25,209	15,100

United Kingdom 12.1%
BAE Systems PLC	Aerospace & Defense	25,569	198,192
BT Group PLC	Diversified Telecommunication Services	87,792	322,673
GlaxoSmithKline PLC	Pharmaceuticals	19,125	342,148
IMI PLC	Machinery	2,762	49,805
Legal & General Group PLC	Insurance	29,478	108,982

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Marks & Spencer Group PLC	Multiline Retail	14,552	61,969
Relx NV	Professional Services	12,897	296,803
Smiths Group PLC	Industrial Conglomerates	3,255	65,608
Unilever NV, IDR	Personal Products	5,872	331,084
Unilever PLC	Personal Products	5,979	333,674
			2,110,938
United States 37.5%
Altria Group Inc.	Tobacco	5,058	361,192
Cincinnati Financial Corp.	Insurance	1,026	76,919
Clorox Co.	Household Products	1,905	283,350
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	1,401	134,524
Eli Lilly & Co.	Pharmaceuticals	4,005	338,262
Emerson Electric Co.	Electrical Equipment	3,306	230,395
Garmin Ltd.	Household Durables	1,155	68,803
General Mills Inc.	Food Products	4,215	249,907
H&R Block Inc.	Diversified Consumer Services	1,941	50,893
Hasbro Inc.	Leisure Equipment & Products	1,191	108,250
	Semiconductors & Semiconductor
Intel Corp.	Equipment	7,467	344,677
Johnson & Johnson	Pharmaceuticals	2,416	337,564
Kimberly-Clark Corp.	Household Products	2,889	348,587
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	3,551	246,759
Leggett & Platt Inc.	Household Durables	1,590	75,891
Lockheed Martin Corp.	Aerospace & Defense	1,059	339,992
LyondellBasell Industries NV, A	Chemicals	3,195	352,472
[a] Mattel Inc.	Leisure Equipment & Products	2,670	41,065
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	3,387	177,072
McDonald's Corp.	Hotels, Restaurants & Leisure	1,996	343,552
Merck & Co. Inc.	Pharmaceuticals	6,159	346,567
	Semiconductors & Semiconductor
Microchip Technology Inc.	Equipment	1,806	158,711
Paychex Inc.	IT Services	4,455	303,296
Philip Morris International Inc.	Tobacco	3,250	343,363
The Procter & Gamble Co.	Household Products	3,774	346,755
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	3,000	125,520
Sysco Corp.	Food & Staples Retailing	4,521	274,560
Tapestry Inc.	Textiles, Apparel & Luxury Goods	2,334	103,233
			6,512,131
Total Common Stocks (Cost $15,592,793)			16,964,089
Preferred Stocks (Cost $189,707) 1.9%
Brazil 1.9%
[b] Itau Unibanco Holding SA, 3.520%, pfd.	Banks	25,500	327,331

Total Investments before Short Term Investments (Cost $15,782,500)			17,291,420
Short-Term Investments 0.2%
Investments from Cash Collateral Received for Loaned Securities 0.2%
Money Market Funds 0.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.89%		28,350	28,350

Total Investments (Cost $15,810,850) 99.7%			17,319,770

Other Assets, less Liabilities 0.3%			49,012
Net Assets 100.0%			$17,368,782

aA portion or all of the security is on loan at December 31, 2017.
bVariable rate security. The rate shown represents the yield at period end.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Abbreviations

Selected Portfolio

IDR	-	International Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks 98.2%
Australia 3.4%
AGL Energy Ltd.	Multi-Utilities	1,176	$22,407
Amcor Ltd.	Containers & Packaging	2,325	28,041
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	1,116	20,687
Aurizon Holdings Ltd.	Road & Rail	3,441	13,349
Bluescope Steel Ltd.	Metals & Mining	669	8,043
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	498	13,263
Cimic Group Ltd.	Construction & Engineering	162	6,519
Coca-Cola Amatil Ltd.	Beverages	357	2,376
Cochlear Ltd.	Health Care Equipment & Supplies	144	19,286
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	519	5,285
CSL Ltd.	Biotechnology	930	102,782
	Equity Real Estate Investment Trusts
Dexus	(REITs)	1,980	15,099
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	117	4,049
Fortescue Metals Group Ltd.	Metals & Mining	3,246	12,390
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	3,474	13,885
Harvey Norman Holdings Ltd.	Multiline Retail	1,728	5,636
Medibank Private Ltd.	Insurance	6,564	16,891
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	5,967	10,968
National Australia Bank Ltd.	Banks	3,153	72,923
REA Group Ltd.	Internet Software & Services	117	7,014
Rio Tinto Ltd.	Metals & Mining	339	20,101
Sonic Healthcare Ltd.	Health Care Providers & Services	681	12,176
South32 Ltd.	Metals & Mining	4,986	13,610
Telstra Corp. Ltd.	Diversified Telecommunication Services	9,525	27,043
TPG Telecom Ltd.	Diversified Telecommunication Services	798	4,101
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	5,781	12,299
Wesfarmers Ltd.	Food & Staples Retailing	2,148	74,628
Woolworths Group Ltd.	Food & Staples Retailing	2,334	49,837
			614,688
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	243	15,416

Belgium 0.1%
Colruyt SA	Food & Staples Retailing	153	7,966
Proximus SADP	Diversified Telecommunication Services	303	9,951
			17,917
Bermuda 0.0%†
Axis Capital Holdings Ltd.	Insurance	126	6,333

Brazil 0.6%
Ambev SA	Beverages	9,000	57,737
BB Seguridade Participacoes SA	Insurance	1,614	13,862
Cielo SA	IT Services	2,152	15,259
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	300	3,105
EDP-Energias do Brasil SA	Electric Utilities	621	2,621
	Independent Power and Renewable
Engie Brasil SA	Electricity Producers	309	3,308
Kroton Educacional SA	Diversified Consumer Services	900	4,992
Odontoprev SA	Health Care Providers & Services	516	2,475
Qualicorp SA	Health Care Providers & Services	362	3,383

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Transmissora Alianca de Energia Eletrica SA	Electric Utilities	600	3,860
			110,602
Canada 3.0%
BCE Inc.	Diversified Telecommunication Services	252	12,144
Canadian Imperial Bank of Commerce	Banks	621	60,735
Canadian National Railway Co.	Road & Rail	1,332	110,189
CI Financial Corp.	Capital Markets	456	10,835
Constellation Software Inc.	Software	45	27,368
First Capital Realty Inc.	Real Estate Management & Development	198	3,274
Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods	453	14,682
	Equity Real Estate Investment Trusts
H&R Real Estate Investment Trust	(REITs)	291	4,961
The Jean Coutu Group (PJC) Inc.	Food & Staples Retailing	156	3,040
Linamar Corp.	Auto Components	93	5,434
Magna International Inc.	Auto Components	789	44,861
Metro Inc., A	Food & Staples Retailing	456	14,649
	Equity Real Estate Investment Trusts
RioCan REIT	(REITs)	381	7,408
Rogers Communications Inc., B	Wireless Telecommunication Services	522	26,684
Saputo Inc.	Food Products	471	16,984
Shaw Communications Inc.	Media	762	17,448
	Equity Real Estate Investment Trusts
SmartCentres REIT	(REITs)	105	2,590
TELUS Corp.	Diversified Telecommunication Services	312	11,858
The Toronto-Dominion Bank	Banks	2,514	147,776
			542,920
Chile 0.1%
Aguas Andinas SA, A	Water Utilities	6,588	4,365
Enel Chile SA	Electric Utilities	35,553	4,209
	Independent Power and Renewable
Enel Generacion Chile SA	Electricity Producers	3,927	3,556
			12,130
China 3.7%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	1,500	26,748
Agricultural Bank of China Ltd., H	Banks	45,000	20,954
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,000	9,070
Bank of China Ltd., H	Banks	141,000	69,262
Bank of Communications Co. Ltd.	Banks	12,000	8,903
China Cinda Asset Management Co. Ltd., H	Capital Markets	9,000	3,293
China CITIC Bank Corp. Ltd.	Banks	9,000	5,641
China Construction Bank Corp., H	Banks	144,000	132,629
China Everbright Bank Co. Ltd., H	Banks	9,000	4,202
China Minsheng Banking Corp. Ltd., H	Banks	4,500	4,507
China Mobile Ltd.	Wireless Telecommunication Services	10,500	106,447
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	3,000	7,771
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	9,000	6,355
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	6,000	11,436
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	12,112
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	7,261
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,200	5,058
Great Wall Motor Co. Ltd., H	Automobiles	6,000	6,869
Guangdong Investment Ltd.	Water Utilities	6,000	8,028
Guangzhou Automobile Group Co. Ltd., H	Automobiles	4,000	9,477
Industrial and Commercial Bank of China Ltd., H	Banks	126,000	101,383
Longfor Properties Co. Ltd.	Real Estate Management & Development	3,000	7,514
NetEase Inc., ADR	Internet Software & Services	123	42,444
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,000	9,517
Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	3,000	1,078
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,500	7,240
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	6,000	3,416

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	1,000	12,779
Yum China Holdings Inc.	Hotels, Restaurants & Leisure	507	20,290
[a] YY Inc., ADR	Internet Software & Services	45	5,088
			676,772
Colombia 0.0%†
Grupo Inversiones Suramericcana SA.	Diversified Financial Services	99	1,337

Czech Republic 0.0%†
Moneta Money Bank AS	Banks	563	2,182
O2 Czech Republic AS	Diversified Telecommunication Services	159	2,068
			4,250
Denmark 1.4%
Coloplast AS, B	Health Care Equipment & Supplies	285	22,683
Novo Nordisk AS, B	Pharmaceuticals	3,450	186,121
Novozymes AS	Chemicals	165	9,434
Pandora AS	Textiles, Apparel & Luxury Goods	270	29,415
			247,653
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	252	9,901
Kone OYJ, B	Machinery	618	33,231
Neste Oil OYJ	Oil, Gas & Consumable Fuels	201	12,877
Nokian Renkaat OYJ	Auto Components	213	9,668
Orion OYJ	Pharmaceuticals	210	7,837
			73,514
France 0.6%
Cie Generale des Etablissements Michelin, B	Auto Components	321	46,081
Hermes International	Textiles, Apparel & Luxury Goods	45	24,114
Peugeot SA	Automobiles	495	10,078
	Equity Real Estate Investment Trusts
Unibail-Rodamco SE	(REITs)	147	37,069
			117,342
Germany 0.5%
[a] Commerzbank AG	Banks	963	14,460
[b] Covestro AG, 144A	Chemicals	222	22,934
Deutsche Lufthansa AG	Airlines	438	16,157
Hugo Boss AG	Textiles, Apparel & Luxury Goods	135	11,500
ProSiebenSat.1 Media SE	Media	429	14,787
TUI AG	Hotels, Restaurants & Leisure	567	11,812
	Independent Power and Renewable
Uniper SE	Electricity Producers	186	5,807
			97,457
Hong Kong 1.1%
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	300	4,179
CK Infrastructure Holdings Ltd.	Electric Utilities	1,500	12,885
CLP Holdings Ltd.	Electric Utilities	3,000	30,682
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	6,000	7,644
Hongkong Land Holdings Ltd.	Real Estate Management & Development	1,500	10,560
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	300	18,225
Kerry Properties Ltd.	Real Estate Management & Development	1,500	6,745
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	3,000	27,804
NWS Holdings Ltd.	Industrial Conglomerates	3,000	5,411
Sands China Ltd.	Hotels, Restaurants & Leisure	4,800	24,776
Sino Land Co. Ltd.	Real Estate Management & Development	6,000	10,622
Techtronic Industries Co. Ltd.	Household Durables	1,500	9,776
[c] WH Group Ltd., Reg S	Food Products	7,500	8,462
The Wharf Holdings Ltd.	Real Estate Management & Development	3,000	10,362

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	5,891
			194,024
Hungary 0.0%†
MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	699	8,131

Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk PT	Banks	36,900	9,900
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	31,200	10,877
Matahari Department Store Tbk PT	Multiline Retail	5,100	3,759
PT Telkom Indonesia (Persero) Tbk, B	Diversified Telecommunication Services	100,800	32,987
Surya Citra Media Tbk PT	Media	10,200	1,864
Unilever Indonesia Tbk PT	Household Products	3,300	13,597
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,300	8,610
			81,594
Israel 0.2%
Azrieli Group Ltd.	Real Estate Management & Development	72	4,030
Bank Leumi Le-Israel BM	Banks	1,179	7,121
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	4,779	7,241
[a] Check Point Software Technologies Ltd.	Software	162	16,786
Mizrahi Tefahot Bank Ltd.	Banks	255	4,712
			39,890
Italy 0.5%
Ferrari NV	Automobiles	153	16,067
Intesa Sanpaolo SpA	Banks	13,311	44,275
[c] Poste Italiane SpA, Reg S	Insurance	954	7,188
Recordati SpA	Pharmaceuticals	93	4,139
Snam SpA	Oil, Gas & Consumable Fuels	4,050	19,842
			91,511
Japan 4.6%
Astellas Pharma Inc.	Pharmaceuticals	3,900	49,750
Bandai Namco Holdings Inc.	Leisure Equipment & Products	300	9,814
Bridgestone Corp.	Auto Components	1,200	55,798
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,800	67,110
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	200	40,790
Hoya Corp.	Health Care Equipment & Supplies	600	29,976
Iida Group Holdings Co. Ltd.	Household Durables	300	5,659
ITOCHU Corp.	Trading Companies & Distributors	1,200	22,402
Japan Airlines Co. Ltd.	Airlines	300	11,739
Japan Post Bank Co. Ltd.	Banks	300	3,907
Japan Tobacco Inc.	Tobacco	1,800	58,019
Kajima Corp.	Construction & Engineering	1,000	9,623
Kakaku.com Inc.	Internet Software & Services	300	5,073
KDDI Corp.	Wireless Telecommunication Services	3,300	82,156
Kuraray Co. Ltd.	Chemicals	600	11,323
Mebuki Financial Group Inc.	Banks	900	3,811
Mitsubishi Gas Chemical Co. Inc.	Chemicals	300	8,615
mixi, Inc.	Internet Software & Services	100	4,492
MS&AD Insurance Group Holdings Inc.	Insurance	600	20,314
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,200	56,469
Nissan Motor Co. Ltd.	Automobiles	2,100	20,944
Nitori Co. Ltd.	Specialty Retail	100	14,261
NTT DoCoMo Inc.	Wireless Telecommunication Services	3,000	70,865
Obayashi Corp.	Construction & Engineering	1,200	14,530
Oracle Corp. Japan	Software	100	8,291
Otsuka Corp.	IT Services	100	7,670
Park24 Co. Ltd.	Commercial Services & Supplies	300	7,182
Shimizu Corp.	Construction & Engineering	300	3,100
Start Today Co. Ltd.	Internet & Direct Marketing Retail	300	9,121
Subaru Corp.	Automobiles	1,500	47,710
Sumitomo Rubber Industries Ltd.	Auto Components	600	11,164
Sundrug Co. Ltd.	Food & Staples Retailing	300	13,955

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Taisei Corp.	Construction & Engineering	300	14,940
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	200	36,218
Tosoh Corp.	Chemicals	600	13,603
			850,394
Luxembourg 0.0%†
[a] RTL Group SA	Media	72	5,799

Malaysia 0.3%
AirAsia Bhd.	Airlines	1,800	1,490
Astro Malaysia Holdings Bhd.	Media	5,100	3,340
British American Tobacco Malaysia Bhd.	Tobacco	300	2,965
Digi.com Bhd.	Wireless Telecommunication Services	8,100	10,208
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	1,500	3,958
Malayan Banking Bhd.	Banks	4,200	10,171
Petronas Chemicals Group Bhd.	Chemicals	5,100	9,703
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	600	3,597
Westports Holdings Bhd.	Transportation Infrastructure	2,400	2,194
			47,626
Mexico 0.2%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	3,201	4,768
Gruma SAB de CV	Food Products	351	4,472
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	633	6,538
Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,189	5,648
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	9,387	23,120
			44,546
Netherlands 0.1%
Aegon NV	Insurance	3,096	19,760

New Zealand 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	438	4,470
Spark New Zealand Ltd.	Diversified Telecommunication Services	5,160	13,322
			17,792
Norway 0.3%
[a] Marine Harvest ASA	Food Products	699	11,879
Telenor ASA	Diversified Telecommunication Services	1,182	25,419
Yara International ASA	Chemicals	306	14,093
			51,391
Pakistan 0.0%†
Habib Bank Ltd.	Banks	600	908
Lucky Cement Ltd.	Construction Materials	150	701
MCB Bank Ltd.	Banks	600	1,147
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,000	4,404
			7,160
Philippines 0.0%†
DMCI Holdings Inc.	Industrial Conglomerates	6,300	1,817
Globe Telecom Inc.	Wireless Telecommunication Services	60	2,284
Manila Electric Co.	Electric Utilities	300	1,975
			6,076
Poland 0.2%
[a] Jastrzebska Spolka Weglowa SA	Metals & Mining	39	1,081
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	1,542	5,347
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	549	16,748
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,647	2,981

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Tauron Polska Energia SA	Electric Utilities	1,698	1,490
			27,647
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	141	2,742

Qatar 0.1%
[a] The Commercial Bank QSC	Banks	2	19
Doha Bank QSC	Banks	380	2,963
Industries Qatar QSC	Industrial Conglomerates	264	7,104
Qatar Electricity & Water Co. QSC	Multi-Utilities	51	2,534
			12,620
Russia 1.3%
Alrosa PJSC	Metals & Mining	7,197	9,373
Federal Hydrogenerating Co.	Electric Utilities	203,964	2,583
Gazprom PJSC	Oil, Gas & Consumable Fuels	22,512	50,744
Inter RAO UES PJSC	Electric Utilities	73,554	4,298
LUKOIL PJSC	Oil, Gas & Consumable Fuels	921	53,024
Magnitogorsk Iron & Steel Works	Metals & Mining	1,596	1,163
MMC Norilsk Nickel PJSC	Metals & Mining	132	24,865
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	1,212	12,350
NLMK PJSC	Oil, Gas & Consumable Fuels	1,764	4,518
[c] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	114	13,703
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	357	5,480
Rosneft PJSC	Oil, Gas & Consumable Fuels	2,280	11,513
Severstal PJSC	Metals & Mining	471	7,294
Surgutneftegas OAO	Oil, Gas & Consumable Fuels	14,640	7,058
Tatneft PAO	Oil, Gas & Consumable Fuels	3,141	25,839
			233,805
Singapore 0.9%
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	4,547	6,567
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	6,000	9,563
ComfortDelGro Corp. Ltd.	Road & Rail	3,900	5,778
DBS Group Holdings Ltd.	Banks	1,500	27,892
Oversea-Chinese Banking Corp. Ltd.	Banks	2,400	22,251
SATS Ltd.	Transportation Infrastructure	1,500	5,836
Singapore Exchange Ltd.	Capital Markets	2,100	11,691
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,700	6,586
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	15,600	41,673
StarHub Ltd.	Wireless Telecommunication Services	1,800	3,839
United Overseas Bank Ltd.	Banks	900	17,813
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	5,100	5,610
			165,099
South Africa 0.3%
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	162	2,126
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	2,058	3,085
Kumba Iron Ore Ltd.	Metals & Mining	54	1,654
Mr. Price Group Ltd.	Specialty Retail	597	11,808
Telkom SA SOC Ltd.	Diversified Telecommunication Services	234	910
Tiger Brands Ltd.	Food Products	234	8,695
Truworths International Ltd.	Specialty Retail	879	6,708
Vodacom Group Ltd.	Wireless Telecommunication Services	1,056	12,426
			47,412
South Korea 2.6%
BNK Financial Group Inc.	Banks	192	1,689
Coway Co. Ltd.	Household Durables	120	10,951
DB Insurance Co. Ltd.	Insurance	81	5,387
DGB Financial Group Inc.	Banks	318	3,134
Hana Financial Group Inc.	Banks	447	20,794

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Hankook Tire Co. Ltd.	Auto Components	138	7,038
Hanon Systems	Auto Components	489	6,349
Hanssem Co. Ltd.	Household Durables	18	3,027
Hanwha Chemical Corp.	Chemicals	57	1,683
Hanwha Life Insurance Co. Ltd.	Insurance	288	1,859
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	114	5,005
Hyundai Mobis Co. Ltd.	Auto Components	126	30,954
Industrial Bank of Korea	Banks	285	4,379
Kangwon Land Inc.	Hotels, Restaurants & Leisure	225	7,314
KB Financial Group Inc.	Banks	606	35,888
Kia Motors Corp.	Automobiles	489	15,302
KT&G Corp.	Tobacco	246	26,541
LG Corp.	Industrial Conglomerates	54	4,590
	Electronic Equipment, Instruments &
LG Display Co. Ltd.	Components	279	7,792
Lotte Chemical Corp.	Chemicals	27	9,281
S-1 Corp.	Commercial Services & Supplies	36	3,598
S-Oil Corp.	Oil, Gas & Consumable Fuels	90	9,836
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	69	164,226
	Semiconductors & Semiconductor
SK Hynix Inc.	Equipment	1,170	83,607
SK Telecom Co. Ltd.	Wireless Telecommunication Services	36	8,979
			479,203
Spain 0.7%
Amadeus IT Group SA, A	IT Services	669	48,288
Endesa SA	Electric Utilities	627	13,443
Industria de Diseno Textil SA	Specialty Retail	1,908	66,546
			128,277
Sweden 0.5%
Electrolux AB, B	Household Durables	258	8,328
Hennes & Mauritz AB, B	Specialty Retail	2,079	42,989
ICA Gruppen AB	Food & Staples Retailing	132	4,803
Investor AB, B	Diversified Financial Services	315	14,393
Swedish Match AB	Tobacco	417	16,461
			86,974
Switzerland 2.0%
EMS-Chemie Holding AG	Chemicals	18	12,015
Geberit AG	Building Products	66	29,062
Kuehne + Nagel International AG	Marine	90	15,931
Partners Group Holding AG	Capital Markets	39	26,734
Roche Holding AG	Pharmaceuticals	717	181,365
Straumann Holding AG	Health Care Equipment & Supplies	9	6,359
[a] Swiss Life Holding AG	Insurance	57	20,180
Swiss Re AG	Insurance	579	54,216
Swisscom AG	Diversified Telecommunication Services	45	23,943
			369,805
Taiwan 2.4%
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	1,000	9,392
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	1,000	11,022
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	3,040	7,662
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	9,000	32,058
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	7,410
First Financial Holding Co. Ltd.	Banks	15,060	9,894
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	11,644
	Technology Hardware, Storage &
Foxconn Technology Co. Ltd.	Peripherals	3,050	8,732
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	27,000	86,375

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

	Electronic Equipment, Instruments &
Innolux Corp.	Components	3,000	1,250
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	180	24,316
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	6,049	8,253
President Chain Store Corp.	Food & Staples Retailing	1,000	9,543
	Semiconductors & Semiconductor
Siliconware Precision Industries Co.	Equipment	6,000	10,142
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	10,837
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	24,000	185,090
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	3,000	6,653
			440,273
Thailand 0.3%
Advanced Info Service PCL	Wireless Telecommunication Services	2,400	14,065
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	2,400	5,007
Bumrungrad Hospital PCL	Health Care Providers & Services	600	3,479
Central Pattana PCL	Real Estate Management & Development	2,700	7,063
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,800	4,046
	Independent Power and Renewable
Glow Energy PCL	Electricity Producers	900	2,244
Home Product Center PCL, NVDR	Specialty Retail	5,700	2,239
	Electronic Equipment, Instruments &
KCE Electronics PCL	Components	300	762
PTT Global Chemical PCL, NVDR	Chemicals	1,800	4,695
The Siam Cement PCL	Construction Materials	600	8,911
Thai Oil PCL	Oil, Gas & Consumable Fuels	1,500	4,764
			57,275
Turkey 0.3%
Aselsan Elektronik Sanayi ve Ticaret AS	Aerospace & Defense	282	2,365
BIM Birlesik Magazalar AS	Food & Staples Retailing	396	8,157
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,093	8,174
Ford Otomotiv Sanayi AS	Automobiles	90	1,430
Petkim Petrokimya Holding AS	Chemicals	1,407	2,883
TAV Havalimanlari Holding AS	Transportation Infrastructure	300	1,777
Tofas Turk Otomobil Fabrikasi AS	Automobiles	225	1,959
Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	285	9,133
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	525	2,143
Turkiye Halk Bankasi AS	Banks	951	2,704
Turkiye Is Bankasi, C	Banks	2,853	5,245
			45,970
United Arab Emirates 0.2%
Aldar Properties PJSC	Real Estate Management & Development	6,150	3,684
Damac Properties Dubai Co. PJSC	Real Estate Management & Development	2,625	2,359
Dubai Islamic Bank PJSC	Banks	1,671	2,816
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	2,982	14,208
First Abu Dhabi Bank PJSC	Banks	2,205	6,154
			29,221
United Kingdom 7.8%
3i Group PLC	Capital Markets	1,488	18,388
Admiral Group PLC	Insurance	468	12,674
AstraZeneca PLC	Pharmaceuticals	2,136	147,970
BAE Systems PLC	Aerospace & Defense	5,481	42,485
Barratt Developments PLC	Household Durables	1,842	16,134
The Berkeley Group Holdings PLC	Household Durables	309	17,544
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	618	5,781
BT Group PLC	Diversified Telecommunication Services	16,569	60,898
Burberry Group PLC	Textiles, Apparel & Luxury Goods	819	19,854

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Capita PLC	Professional Services	1,038	5,629
Compass Group PLC	Hotels, Restaurants & Leisure	2,184	47,271
Croda International PLC	Chemicals	252	15,081
Direct Line Insurance Group PLC	Insurance	2,733	14,112
easyJet PLC	Airlines	348	6,892
GKN PLC	Auto Components	2,403	10,383
GlaxoSmithKline PLC	Pharmaceuticals	8,997	160,957
Hargreaves Lansdown PLC	Capital Markets	504	12,286
IMI PLC	Machinery	342	6,167
Imperial Brands PLC	Tobacco	1,551	66,426
International Consolidated Airlines Group SA	Airlines	1,269	11,026
Intertek Group PLC	Professional Services	282	19,799
ITV PLC	Media	9,423	21,096
Kingfisher PLC	Specialty Retail	1,776	8,113
Marks & Spencer Group PLC	Multiline Retail	3,117	13,274
Mondi PLC	Paper & Forest Products	552	14,419
Next PLC	Multiline Retail	411	25,158
Persimmon PLC	Household Durables	762	28,223
Reckitt Benckiser Group PLC	Household Products	1,128	105,577
Relx NV	Professional Services	1,884	43,357
RELX PLC	Professional Services	2,232	52,506
Rio Tinto PLC	Metals & Mining	1,083	57,752
Royal Mail PLC	Air Freight & Logistics	1,917	11,734
SSE PLC	Electric Utilities	1,710	30,534
Taylor Wimpey PLC	Household Durables	5,202	14,524
Unilever NV, IDR	Personal Products	2,712	152,912
Unilever PLC	Personal Products	2,271	126,739
Whitbread PLC	Hotels, Restaurants & Leisure	153	8,279
			1,431,954
United States 56.9%
3M Co.	Industrial Conglomerates	855	201,241
AbbVie Inc.	Biotechnology	2,115	204,542
Accenture PLC, A	IT Services	1,245	190,597
	Mortgage Real Estate Investment Trusts
AGNC Investment Corp.	(REITs)	774	15,627
Altria Group Inc.	Tobacco	2,670	190,665
American Electric Power Co. Inc.	Electric Utilities	723	53,191
Amgen Inc.	Biotechnology	582	101,210
	Mortgage Real Estate Investment Trusts
Annaly Capital Management Inc.	(REITs)	2,394	28,465
	Technology Hardware, Storage &
Apple Inc.	Peripherals	1,113	188,353
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,458	74,533
Aptiv PLC	Auto Components	462	39,191
AT&T Inc.	Diversified Telecommunication Services	5,139	199,804
Atmos Energy Corp.	Gas Utilities	138	11,853
Avery Dennison Corp.	Containers & Packaging	138	15,851
Baxter International Inc.	Health Care Equipment & Supplies	642	41,499
Best Buy Co. Inc.	Specialty Retail	558	38,206
[a] Biogen Inc.	Biotechnology	354	112,774
Broadridge Financial Solutions Inc.	IT Services	243	22,011
Brown-Forman Corp., B	Beverages	123	8,446
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	288	25,658
CA Inc.	Software	609	20,267
[a] Cadence Design Systems Inc.	Software	309	12,922
Campbell Soup Co.	Food Products	351	16,887
Carnival Corp.	Hotels, Restaurants & Leisure	432	28,672
CBOE Global Markets Inc.	Capital Markets	123	15,325
Celanese Corp., A	Chemicals	150	16,062
Church & Dwight Co. Inc.	Household Products	435	21,824
Cisco Systems Inc.	Communications Equipment	4,899	187,632
Clorox Co.	Household Products	288	42,837

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

The Coca-Cola Co.	Beverages	3,945	180,997
Colgate-Palmolive Co.	Household Products	1,362	102,763
	Equity Real Estate Investment Trusts
Colony NorthStar Inc., A	(REITs)	573	6,538
Consolidated Edison Inc.	Multi-Utilities	459	38,992
	Electronic Equipment, Instruments &
Corning Inc.	Components	1,041	33,302
Cummins Inc.	Machinery	279	49,283
CVS Health Corp.	Food & Staples Retailing	882	63,945
Darden Restaurants Inc.	Hotels, Restaurants & Leisure	231	22,181
[a] Dell Technologies Inc., V	Software	246	19,995
Delta Air Lines Inc.	Airlines	336	18,816
Dollar General Corp.	Multiline Retail	423	39,343
DowDuPont Inc.	Chemicals	2,385	169,860
Dr. Pepper Snapple Group Inc.	Beverages	309	29,992
Eaton Vance Corp.	Capital Markets	69	3,891
Eli Lilly & Co.	Pharmaceuticals	1,599	135,052
Emerson Electric Co.	Electrical Equipment	987	68,784
Estee Lauder Cos. Inc., A	Personal Products	360	45,806
Everest Re Group Ltd.	Insurance	66	14,603
Expeditors International of Washington Inc.	Air Freight & Logistics	336	21,736
[a] Express Scripts Holding Co.	Health Care Providers & Services	462	34,484
[a] F5 Networks Inc.	Communications Equipment	150	19,683
Fastenal Co.	Trading Companies & Distributors	522	28,548
FirstEnergy Corp.	Electric Utilities	498	15,249
The Gap Inc.	Specialty Retail	519	17,677
Garmin Ltd.	Household Durables	231	13,761
General Dynamics Corp.	Aerospace & Defense	429	87,280
General Mills Inc.	Food Products	969	57,452
General Motors Co.	Automobiles	2,370	97,146
Genuine Parts Co.	Distributors	219	20,807
Gilead Sciences Inc.	Biotechnology	2,424	173,655
The Goodyear Tire & Rubber Co.	Auto Components	324	10,468
H&R Block Inc.	Diversified Consumer Services	372	9,754
Hasbro Inc.	Leisure Equipment & Products	186	16,906
The Hershey Co.	Food Products	315	35,756
The Home Depot Inc.	Specialty Retail	1,074	203,555
Hormel Foods Corp.	Food Products	543	19,760
Huntington Ingalls Industries Inc.	Aerospace & Defense	66	15,556
Illinois Tool Works Inc.	Machinery	489	81,590
Ingredion Inc.	Food Products	117	16,357
	Semiconductors & Semiconductor
Intel Corp.	Equipment	4,353	200,934
International Business Machines Corp.	IT Services	1,170	179,501
International Flavors & Fragrances Inc.	Chemicals	117	17,855
Intuit Inc.	Software	573	90,408
[a] Intuitive Surgical Inc.	Health Care Equipment & Supplies	189	68,974
J.B. Hunt Transport Services Inc.	Road & Rail	150	17,247
Jack Henry & Associates Inc.	IT Services	108	12,632
Johnson & Johnson	Pharmaceuticals	1,248	174,371
Kimberly-Clark Corp.	Household Products	714	86,151
	Semiconductors & Semiconductor
KLA-Tencor Corp.	Equipment	330	34,673
Kohl's Corp.	Multiline Retail	351	19,035
The Kroger Co.	Food & Staples Retailing	1,362	37,387
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	141	25,954
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	684	47,531
Lear Corp.	Auto Components	105	18,549
Leggett & Platt Inc.	Household Durables	171	8,162
Lennox International Inc.	Building Products	48	9,996
Lockheed Martin Corp.	Aerospace & Defense	519	166,625
Lowe's Cos. Inc.	Specialty Retail	1,392	129,372
LyondellBasell Industries NV, A	Chemicals	807	89,028

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Macy's Inc.	Multiline Retail	408	10,277
Marsh & McLennan Cos. Inc.	Insurance	807	65,682
Mastercard Inc., A	IT Services	1,329	201,157
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	480	25,094
McCormick & Co. Inc.	Food Products	201	20,484
McDonald's Corp.	Hotels, Restaurants & Leisure	1,131	194,668
Merck & Co. Inc.	Pharmaceuticals	3,243	182,484
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	42	26,020
[a] Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	441	27,761
	Semiconductors & Semiconductor
[a] Micron Technology Inc.	Equipment	903	37,131
Microsoft Corp.	Software	2,406	205,809
MSCI Inc.	Capital Markets	111	14,046
Nordstrom Inc.	Multiline Retail	204	9,665
Northrop Grumman Corp.	Aerospace & Defense	297	91,152
[a] NVR Inc.	Household Durables	6	21,049
[a] O'Reilly Automotive Inc.	Specialty Retail	156	37,524
Old Dominion Freight Line Inc.	Road & Rail	36	4,736
Omnicom Group Inc.	Media	333	24,252
Packaging Corp. of America	Containers & Packaging	111	13,381
Paychex Inc.	IT Services	684	46,567
PepsiCo Inc.	Beverages	1,551	185,996
Pfizer Inc.	Pharmaceuticals	4,923	178,311
Philip Morris International Inc.	Tobacco	1,692	178,760
Pinnacle West Capital Corp.	Electric Utilities	132	11,244
Polaris Industries Inc.	Leisure Products	123	15,251
The Procter & Gamble Co.	Household Products	1,995	183,301
Public Service Enterprise Group Inc.	Multi-Utilities	783	40,324
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	336	70,224
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	2,649	169,589
Raytheon Co.	Aerospace & Defense	504	94,676
Reinsurance Group of America Inc.	Insurance	72	11,227
ResMed Inc.	Health Care Equipment & Supplies	255	21,596
Robert Half International Inc.	Professional Services	231	12,830
Rockwell Automation Inc.	Electrical Equipment	180	35,343
Rockwell Collins Inc.	Aerospace & Defense	189	25,632
Rollins Inc.	Commercial Services & Supplies	102	4,746
Ross Stores Inc.	Specialty Retail	942	75,595
S&P Global Inc.	Capital Markets	201	34,049
Scripps Networks Interactive Inc., A	Media	135	11,526
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	660	27,614
SEI Investments Co.	Capital Markets	189	13,582
The Sherwin-Williams Co.	Chemicals	165	67,657
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	567	97,377
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	321	30,479
Southwest Airlines Co.	Airlines	282	18,457
Starbucks Corp.	Hotels, Restaurants & Leisure	2,955	169,706
Sysco Corp.	Food & Staples Retailing	861	52,289
Tapestry Inc.	Textiles, Apparel & Luxury Goods	507	22,425
Target Corp.	Multiline Retail	897	58,529
	Electronic Equipment, Instruments &
TE Connectivity Ltd.	Components	345	32,789
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	1,956	204,285
The TJX Cos. Inc.	Specialty Retail	1,356	103,680
Tractor Supply Co.	Specialty Retail	183	13,679
Tyson Foods Inc.	Food Products	480	38,914
[a] Ulta Beauty Inc.	Specialty Retail	93	20,800

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Union Pacific Corp.	Road & Rail	1,020	136,782
United Parcel Service Inc., B	Air Freight & Logistics	1,302	155,133
[a] United Therapeutics Corp.	Biotechnology	90	13,315
UnitedHealth Group Inc.	Health Care Providers & Services	909	200,398
Valero Energy Corp.	Oil, Gas & Consumable Fuels	858	78,859
	Equity Real Estate Investment Trusts
VEREIT Inc.	(REITs)	1,458	11,358
Verizon Communications Inc.	Diversified Telecommunication Services	3,795	200,869
VF Corp.	Textiles, Apparel & Luxury Goods	606	44,844
[a] VMware Inc., A	Software	81	10,151
W.W. Grainger Inc.	Trading Companies & Distributors	96	22,680
Wal-Mart Stores Inc.	Food & Staples Retailing	1,998	197,302
Waste Management Inc.	Commercial Services & Supplies	615	53,074
WEC Energy Group Inc.	Multi-Utilities	495	32,883
Wyndham Worldwide Corp.	Hotels, Restaurants & Leisure	99	11,471
Xcel Energy Inc.	Electric Utilities	732	35,216
	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	438	29,530
			10,427,139
Total Common Stocks (Cost $15,431,601)			17,989,441
Management Investment Companies (Cost $160,847) 1.1%
India 1.1%
iShares MSCI India ETF	Diversified Financial Services	5,535	199,648

Preferred Stocks 0.4%
Brazil 0.1%
[d] Itausa-Investimentos Itau SA, 4.381%, pfd.	Banks	5,470	17,842
Colombia 0.0%†
Grupo de Inversiones Suramericana SA, 1.251%, pfd.	Diversified Financial Services	261	3,411
Germany 0.1%
Fuchs Petrolub SE, 2.011%, pfd.	Chemicals	132	7,014
Schaeffler AG, 3.381%, pfd.	Auto Components	219	3,888
			10,902
Russia 0.0%†
Surgutneftegas OAO, 2.138%, pfd.	Oil, Gas & Consumable Fuels	15,291	7,451
South Korea 0.2%
[d] Hyundai Motor Co., 4.322%, pfd.	Automobiles	45	3,939
LG Chem Ltd., 2.430%, pfd.	Chemicals	15	3,489
LG Household & Health Care Ltd., 1.297%, pfd.	Personal Products	3	1,956
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd., 2.323%, pfd.	Peripherals	12	23,427
			32,811
Total Preferred Stocks (Cost $51,005)			72,417
Total Investments (Cost $15,643,453) 99.7%			18,261,506

Other Assets, less Liabilities 0.3%			51,341
Net Assets 100.0%			$18,312,847

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At December 31, 2017, the value of this security was $22,934, representing 0.1% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2017, the aggregate value of these securities was $34,833, representing 0.2% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Abbreviations

Selected Portfolio

ADR	-	American Depository Receipt
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
IDR	-	International Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks 100.2%
Australia 16.2%
AGL Energy Ltd.	Multi-Utilities	1,970	$37,535
Amcor Ltd.	Containers & Packaging	3,886	46,868
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	2,026	37,556
Aurizon Holdings Ltd.	Road & Rail	5,974	23,176
Australian Stock Exchange Ltd.	Capital Markets	494	21,197
Bluescope Steel Ltd.	Metals & Mining	1,308	15,724
Brambles Ltd.	Commercial Services & Supplies	4,762	37,507
Caltex Australia Ltd.	Oil, Gas & Consumable Fuels	852	22,691
Challenger Ltd.	Diversified Financial Services	1,420	15,582
Cimic Group Ltd.	Construction & Engineering	294	11,831
Coca-Cola Amatil Ltd.	Beverages	1,558	10,370
Cochlear Ltd.	Health Care Equipment & Supplies	266	35,625
Commonwealth Bank of Australia	Banks	3,216	202,087
Computershare Ltd.	IT Services	940	11,984
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	1,044	10,632
CSL Ltd.	Biotechnology	1,702	188,101
	Equity Real Estate Investment Trusts
Dexus	(REITs)	3,392	25,867
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	204	7,059
Fortescue Metals Group Ltd.	Metals & Mining	6,030	23,016
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	6,068	24,253
Harvey Norman Holdings Ltd.	Multiline Retail	2,336	7,619
Insurance Australia Group Ltd.	Insurance	3,568	20,205
Medibank Private Ltd.	Insurance	11,272	29,006
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	10,326	18,980
National Australia Bank Ltd.	Banks	5,662	130,952
REA Group Ltd.	Internet Software & Services	184	11,031
Rio Tinto Ltd.	Metals & Mining	978	57,990
Sonic Healthcare Ltd.	Health Care Providers & Services	1,164	20,812
South32 Ltd.	Metals & Mining	8,920	24,349
Telstra Corp. Ltd.	Diversified Telecommunication Services	18,702	53,099
TPG Telecom Ltd.	Diversified Telecommunication Services	1,256	6,454
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	9,982	21,236
Wesfarmers Ltd.	Food & Staples Retailing	3,932	136,610
Westpac Banking Corp.	Banks	8,158	200,037
Woolworths Group Ltd.	Food & Staples Retailing	4,066	86,820
			1,633,861
Austria 0.3%
OMV AG	Oil, Gas & Consumable Fuels	416	26,390

Belgium 0.3%
Colruyt SA	Food & Staples Retailing	206	10,726
Proximus SADP	Diversified Telecommunication Services	552	18,128
			28,854
Denmark 3.4%
Coloplast AS, B	Health Care Equipment & Supplies	488	38,841
Novo Nordisk AS, B	Pharmaceuticals	3,838	207,053
Novozymes AS	Chemicals	338	19,325
Orsted AS	Electric Utilities	254	13,875
Pandora AS	Textiles, Apparel & Luxury Goods	480	52,293
Tryg AS	Insurance	310	7,759
			339,146
Finland 1.3%
Elisa OYJ	Diversified Telecommunication Services	464	18,231

	Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Kone OYJ, B	Machinery	1,114	59,902
Neste Oil OYJ	Oil, Gas & Consumable Fuels	364	23,319
Nokian Renkaat OYJ	Auto Components	368	16,703
Orion OYJ	Pharmaceuticals	392	14,630
			132,785
France 2.4%
Cie Generale des Etablissements Michelin, B	Auto Components	544	78,094
Hermes International	Textiles, Apparel & Luxury Goods	88	47,156
Peugeot SA	Automobiles	1,216	24,757
SCOR SE	Insurance	482	19,415
Societe BIC SA	Commercial Services & Supplies	86	9,466
	Equity Real Estate Investment Trusts
Unibail-Rodamco SE	(REITs)	260	65,564
			244,452
Germany 2.7%
[a] Commerzbank AG	Banks	1,496	22,464
Continental AG	Auto Components	240	64,858
[b] Covestro AG, 144A	Chemicals	406	41,942
Deutsche Lufthansa AG	Airlines	770	28,404
E.ON SE	Multi-Utilities	3,122	33,969
Hugo Boss AG	Textiles, Apparel & Luxury Goods	236	20,104
ProSiebenSat.1 Media SE	Media	796	27,437
TUI AG	Hotels, Restaurants & Leisure	1,030	21,457
	Independent Power and Renewable
Uniper SE	Electricity Producers	358	11,177
			271,812
Hong Kong 4.2%
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	600	8,358
CK Asset Holdings Ltd.	Real Estate Management & Development	3,000	26,211
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	17,180
CLP Holdings Ltd.	Electric Utilities	4,500	46,023
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	4,000	32,083
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	12,000	15,289
Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,400	23,936
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	10,605
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	400	24,300
Kerry Properties Ltd.	Real Estate Management & Development	2,000	8,993
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	6,000	55,607
NWS Holdings Ltd.	Industrial Conglomerates	6,000	10,822
PCCW Ltd.	Diversified Telecommunication Services	12,000	6,969
Sands China Ltd.	Hotels, Restaurants & Leisure	8,400	43,358
Sino Land Co. Ltd.	Real Estate Management & Development	8,000	14,163
Swire Properties Ltd.	Real Estate Management & Development	3,600	11,605
Techtronic Industries Co. Ltd.	Household Durables	3,000	19,553
[c] WH Group Ltd., Reg S	Food Products	20,000	22,565
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	13,816
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	11,782
			423,218
Ireland 0.1%
[a] Ryanair Holdings PLC	Airlines	420	7,590

Israel 0.9%
Azrieli Group Ltd.	Real Estate Management & Development	144	8,059
Bank Hapoalim BM	Banks	2,904	21,406
Bank Leumi Le-Israel BM	Banks	2,046	12,358
Bezeq Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	9,212	13,957
[a] Check Point Software Technologies Ltd.	Software	306	31,708

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Mizrahi Tefahot Bank Ltd.	Banks	386	7,133
			94,621
Italy 1.6%
Ferrari NV	Automobiles	294	30,873
Intesa Sanpaolo SpA, di Risp	Banks	1,832	5,852
Intesa Sanpaolo SpA	Banks	20,240	67,323
[c] Poste Italiane SpA, Reg S	Insurance	1,292	9,735
Recordati SpA	Pharmaceuticals	278	12,371
Snam SpA	Oil, Gas & Consumable Fuels	6,542	32,051
			158,205
Japan 22.1%
ABC-Mart Inc.	Specialty Retail	100	5,743
ANA Holdings Inc.	Airlines	200	8,355
Asahi Kasei Corp.	Chemicals	3,600	46,450
Astellas Pharma Inc.	Pharmaceuticals	7,000	89,294
Bandai Namco Holdings Inc.	Leisure Equipment & Products	600	19,627
Bridgestone Corp.	Auto Components	2,200	102,296
	Technology Hardware, Storage &
CANON Inc.	Peripherals	3,000	111,851
Daicel Corp.	Chemicals	400	4,552
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	300	61,185
	Semiconductors & Semiconductor
Disco Corp.	Equipment	100	22,255
Hitachi Chemical Co. Ltd.	Chemicals	200	5,138
Hoya Corp.	Health Care Equipment & Supplies	1,200	59,952
Iida Group Holdings Co. Ltd.	Household Durables	400	7,545
Isuzu Motors Ltd.	Automobiles	1,600	26,802
ITOCHU Corp.	Trading Companies & Distributors	2,200	41,071
Japan Airlines Co. Ltd.	Airlines	600	23,478
Japan Post Bank Co. Ltd.	Banks	1,000	13,023
Japan Tobacco Inc.	Tobacco	3,200	103,144
Kajima Corp.	Construction & Engineering	2,000	19,245
Kakaku.com Inc.	Internet Software & Services	600	10,146
KAO Corp.	Personal Products	1,400	94,688
KDDI Corp.	Wireless Telecommunication Services	6,400	159,332
Koito Manufacturing Co. Ltd.	Auto Components	200	14,061
Konami Holdings Corp.	Software	200	11,008
Kuraray Co. Ltd.	Chemicals	1,000	18,873
Lawson Inc.	Food & Staples Retailing	200	13,298
Mebuki Financial Group Inc.	Banks	2,600	11,009
Mitsubishi Chemical Holdings Corp.	Chemicals	2,000	21,953
Mitsubishi Gas Chemical Co. Inc.	Chemicals	600	17,230
Mitsubishi Tanabe Pharma Corp.	Pharmaceuticals	600	12,421
mixi, Inc.	Internet Software & Services	200	8,984
MS&AD Insurance Group Holdings Inc.	Insurance	600	20,314
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	2,200	103,526
Nissan Motor Co. Ltd.	Automobiles	5,400	53,856
Nitori Co. Ltd.	Specialty Retail	200	28,522
NTT DoCoMo Inc.	Wireless Telecommunication Services	5,000	118,109
Obayashi Corp.	Construction & Engineering	2,000	24,217
Oracle Corp. Japan	Software	100	8,291
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	400	36,467
Otsuka Corp.	IT Services	200	15,340
Park24 Co. Ltd.	Commercial Services & Supplies	400	9,577
Recruit Holdings Co. Ltd.	Professional Services	2,400	59,654
Sekisui Chemical Co. Ltd.	Household Durables	600	12,048
Sekisui House Ltd.	Household Durables	1,200	21,683
Shimizu Corp.	Construction & Engineering	800	8,266
Shionogi & Co. Ltd.	Pharmaceuticals	800	43,299
Start Today Co. Ltd.	Internet & Direct Marketing Retail	800	24,323
Subaru Corp.	Automobiles	2,400	76,335
Sumitomo Rubber Industries Ltd.	Auto Components	600	11,164
Sundrug Co. Ltd.	Food & Staples Retailing	200	9,303

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Suzuki Motor Corp.	Automobiles	400	23,201
Taisei Corp.	Construction & Engineering	600	29,880
Teijin Ltd.	Chemicals	200	4,456
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	400	72,437
Tosoh Corp.	Chemicals	800	18,138
Toyota Motor Corp.	Automobiles	3,200	204,897
[a] Trend Micro Inc.	Software	200	11,345
USS Co. Ltd.	Specialty Retail	600	12,708
			2,225,365
Luxembourg 0.1%
[a] RTL Group SA	Media	140	11,275

Netherlands 0.3%
Aegon NV	Insurance	5,330	34,017

New Zealand 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	1,106	11,288
Ryman Healthcare Ltd.	Health Care Providers & Services	1,008	7,592
Spark New Zealand Ltd.	Diversified Telecommunication Services	8,306	21,443
			40,323
Norway 0.9%
[a] Marine Harvest ASA	Food Products	1,286	21,854
Telenor ASA	Diversified Telecommunication Services	2,296	49,376
Yara International ASA	Chemicals	536	24,686
			95,916
Portugal 0.2%
Jeronimo Martins SGPS SA	Food & Staples Retailing	788	15,324

Singapore 3.3%
	Equity Real Estate Investment Trusts
CapitaLand Commercial Trust	(REITs)	6,762	9,766
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	7,400	11,794
ComfortDelGro Corp. Ltd.	Road & Rail	7,400	10,964
DBS Group Holdings Ltd.	Banks	3,800	70,660
Jardine Cycle & Carriage Ltd.	Distributors	200	6,086
Oversea-Chinese Banking Corp. Ltd.	Banks	4,800	44,502
SATS Ltd.	Transportation Infrastructure	2,200	8,560
Singapore Exchange Ltd.	Capital Markets	4,200	23,382
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,800	11,709
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	27,800	74,267
StarHub Ltd.	Wireless Telecommunication Services	3,200	6,824
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	6,000	9,653
United Overseas Bank Ltd.	Banks	2,000	39,584
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,800	8,580
			336,331
Spain 2.6%
Amadeus IT Group SA, A	IT Services	1,344	97,010
Endesa SA	Electric Utilities	1,052	22,555
Industria de Diseno Textil SA	Specialty Retail	3,400	118,583
Red Electrica Corp. SA	Electric Utilities	1,282	28,803
			266,951
Sweden 2.2%
Atlas Copco AB	Machinery	1,146	44,034
Electrolux AB, B	Household Durables	536	17,303
Hennes & Mauritz AB, B	Specialty Retail	3,740	77,335
ICA Gruppen AB	Food & Staples Retailing	210	7,641
Industrivarden AB, C	Diversified Financial Services	280	6,925
Investor AB, B	Diversified Financial Services	668	30,522

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Swedish Match AB	Tobacco	560	22,106
Telia Co. AB	Diversified Telecommunication Services	3,496	15,607
			221,473
Switzerland 7.0%
EMS-Chemie Holding AG	Chemicals	32	21,361
Geberit AG	Building Products	114	50,197
Kuehne + Nagel International AG	Marine	186	32,925
Partners Group Holding AG	Capital Markets	78	53,467
Roche Holding AG	Pharmaceuticals	802	202,866
Sika AG	Chemicals	4	31,770
Straumann Holding AG	Health Care Equipment & Supplies	24	16,956
[a] Swiss Life Holding AG	Insurance	96	33,987
Swiss Re AG	Insurance	978	91,578
Swisscom AG	Diversified Telecommunication Services	78	41,501
Zurich Insurance Group AG	Insurance	432	131,484
			708,092
United Kingdom 27.7%
3i Group PLC	Capital Markets	2,630	32,500
Admiral Group PLC	Insurance	846	22,911
AstraZeneca PLC	Pharmaceuticals	2,998	207,684
BAE Systems PLC	Aerospace & Defense	9,724	75,373
Barratt Developments PLC	Household Durables	3,740	32,759
The Berkeley Group Holdings PLC	Household Durables	538	30,545
British American Tobacco PLC	Tobacco	2,970	201,607
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	1,410	13,190
BT Group PLC	Diversified Telecommunication Services	30,760	113,056
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,458	35,344
Capita PLC	Professional Services	1,736	9,415
Centrica PLC	Multi-Utilities	8,442	15,680
Compass Group PLC	Hotels, Restaurants & Leisure	4,760	103,025
Croda International PLC	Chemicals	428	25,614
Direct Line Insurance Group PLC	Insurance	4,478	23,122
easyJet PLC	Airlines	532	10,536
Experian PLC	Professional Services	2,704	59,842
GKN PLC	Auto Components	5,250	22,684
GlaxoSmithKline PLC	Pharmaceuticals	11,312	202,373
Hargreaves Lansdown PLC	Capital Markets	954	23,255
IMI PLC	Machinery	806	14,534
Imperial Brands PLC	Tobacco	2,792	119,576
International Consolidated Airlines Group SA	Airlines	2,086	18,125
Intertek Group PLC	Professional Services	502	35,244
ITV PLC	Media	16,902	37,840
Johnson Matthey PLC	Chemicals	458	19,051
Kingfisher PLC	Specialty Retail	6,520	29,785
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,598	21,790
Marks & Spencer Group PLC	Multiline Retail	5,578	23,754
Mondi PLC	Paper & Forest Products	1,076	28,107
Next PLC	Multiline Retail	704	43,093
Persimmon PLC	Household Durables	1,368	50,668
Randgold Resources Ltd.	Metals & Mining	244	24,458
Reckitt Benckiser Group PLC	Household Products	1,986	185,883
Relx NV	Professional Services	3,336	76,772
RELX PLC	Professional Services	3,872	91,086
Rio Tinto PLC	Metals & Mining	2,808	149,738
Royal Mail PLC	Air Freight & Logistics	3,168	19,392
The Sage Group PLC	Software	3,004	32,428
SSE PLC	Electric Utilities	3,114	55,604
Taylor Wimpey PLC	Household Durables	11,814	32,986
Travis Perkins PLC	Trading Companies & Distributors	356	7,546
Unilever NV, IDR	Personal Products	3,472	195,764
Unilever PLC	Personal Products	3,538	197,448

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Whitbread PLC	Hotels, Restaurants & Leisure	406	21,969
			2,793,156
Total Common Stocks (Cost $9,226,693)			10,109,157
Preferred Stocks 0.2%
Germany 0.2%
Fuchs Petrolub SE, 2.011%, pfd.	Chemicals	212	11,265
Schaeffler AG, 3.381%, pfd.	Auto Components	454	8,060
Total Preferred Stocks (Cost $16,094)			19,325
Total Investments (Cost $9,242,787) 100.4%			10,128,482
Other Assets, less Liabilities (0.4)%			(44,870)
Net Assets 100.0%			$10,083,612

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At December 31, 2017, the value of this security was $41,942, representing 0.4% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December
31, 2017, the aggregate value of these securities was $32,300, representing 0.3% of net assets.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

At December 31, 2017 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	2,121,759	$1,659,583	1/03/18	$—	$(49)
Australian Dollar	BOFA	Sell	2,145,759	1,629,270	1/03/18	—	(49,036)
Danish Krone	BOFA	Buy	2,023,652	326,358	1/03/18	16	—
Danish Krone	BOFA	Sell	2,023,652	324,947	1/03/18	—	(1,427)
Euro	BOFA	Buy	1,253,291	1,504,997	1/03/18	—	(45)
Euro	BOFA	Sell	1,253,291	1,497,406	1/03/18	—	(7,546)
British Pound	BOFA	Buy	1,824,809	2,468,437	1/03/18	73	—
British Pound	BOFA	Sell	1,824,809	2,473,023	1/03/18	4,513	—
Hong Kong Dollar	MSCO	Buy	2,850,695	364,628	1/03/18	36	—
Hong Kong Dollar	MSCO	Sell	2,850,695	365,084	1/03/18	419	—
New Israeli Shekel	BOFA	Buy	208,103	59,942	1/03/18	2	—
New Israeli Shekel	BOFA	Sell	208,103	59,618	1/03/18	—	(326)
New Zealand Dollar	BOFA	Buy	54,945	39,078	1/03/18	—	—
New Zealand Dollar	BOFA	Sell	54,945	37,688	1/03/18	—	(1,389)
Norwegian Krone	BOFA	Buy	808,183	98,803	1/03/18	5	—
Norwegian Krone	BOFA	Sell	808,183	97,590	1/03/18	—	(1,218)
Singapore Dollar	BOFA	Buy	451,822	338,072	1/03/18	17	—
Singapore Dollar	BOFA	Sell	451,822	335,471	1/03/18	—	(2,618)
Swedish Krona	BOFA	Buy	1,949,424	238,110	1/03/18	—	(12)
Swedish Krona	BOFA	Sell	1,949,424	234,557	1/03/18	—	(3,540)
Swiss Franc	MSCO	Buy	687,472	705,449	1/03/18	12	—
Swiss Franc	MSCO	Sell	687,472	702,052	1/03/18	—	(3,409)
Japanese Yen	BOFA	Buy	252,774,331	2,243,747	1/04/18	144	—
Japanese Yen	BOFA	Sell	252,774,331	2,263,034	1/04/18	19,143	—
Australian Dollar	BOFA	Sell	2,092,179	1,636,406	2/02/18	—	(36)
Danish Krone	BOFA	Sell	2,106,505	340,300	2/02/18	—	(58)
Euro	BOFA	Sell	1,250,735	1,504,474	2/02/18	—	(14)
British Pound	BOFA	Sell	1,854,886	2,511,503	2/02/18	—	(121)
Hong Kong Dollar	MSCO	Sell	2,915,960	373,204	2/02/18	—	(45)
Japanese Yen	BOFA	Sell	253,599,941	2,254,162	2/02/18	—	(138)
New Zealand Dollar	BOFA	Sell	56,341	40,051	2/02/18	—	(4)
Norwegian Krone	BOFA	Sell	791,076	96,786	2/02/18	—	(13)
Singapore Dollar	BOFA	Sell	451,822	338,216	2/02/18	—	(22)
Swedish Krona	BOFA	Sell	1,829,773	223,869	2/02/18	—	(11)
Swiss Franc	MSCO	Sell	694,045	713,604	2/02/18	—	(62)
New Israeli Shekel	BOFA	Sell	216,714	62,499	2/05/18	—	(1)
Total Forward Exchange Contracts						$24,380	$(71,140)
Net unrealized appreciation (depreciation)							$(46,760)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations
Counterparty
BOFA	-	Bank of America, N.A.
MSCO	-	Morgan Stanley & Co., LLC

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.4%
Consumer Discretionary 18.2%
[a] AMC Networks Inc., A	400	$21,632
Aptiv PLC	3,200	271,456
Bed Bath & Beyond Inc.	5,120	112,589
Best Buy Co. Inc.	7,440	509,417
Carnival Corp.	7,200	477,864
Carter's Inc.	1,280	150,387
Choice Hotels International Inc.	1,040	80,704
Darden Restaurants Inc.	3,920	376,398
[a] Delphi Technologies PLC	1,120	58,766
Dick's Sporting Goods Inc.	2,400	68,976
Dollar General Corp.	2,080	193,461
Dominos Pizza Inc.	1,280	241,869
Foot Locker Inc.	4,560	213,773
GameStop Corp., A	3,600	64,620
The Gap Inc.	8,320	283,379
Garmin Ltd.	3,760	223,983
General Motors Co.	26,240	1,075,578
Gentex Corp.	6,400	134,080
Genuine Parts Co.	4,400	418,044
H&R Block Inc.	7,520	197,174
Hasbro Inc.	3,280	298,119
The Home Depot Inc.	6,320	1,197,829
Kohl's Corp.	5,440	295,011
L Brands Inc.	7,360	443,219
Las Vegas Sands Corp.	2,720	189,013
Lear Corp.	1,360	240,258
Leggett & Platt Inc.	3,840	183,283
Lowe's Cos. Inc.	6,320	587,381
[a] Lululemon Athletica Inc.	2,480	194,903
Macy's Inc.	6,560	165,246
McDonald's Corp.	6,560	1,129,107
[a] Michael Kors Holdings Ltd.	4,960	312,232
[a] The Michaels Cos. Inc.	2,080	50,315
NIKE Inc., B	18,800	1,175,940
Nordstrom Inc.	3,520	166,778
[a] NVR Inc.	44	154,362
[a] O'Reilly Automotive Inc.	2,640	635,026
Omnicom Group Inc.	4,640	337,931
Polaris Industries Inc.	2,000	247,980
Pool Corp.	880	114,092
Regal Entertainment Group, A	2,800	64,428
Ross Stores Inc.	13,440	1,078,560
Scripps Networks Interactive Inc., A	729	62,242
[b] Signet Jewelers Ltd.	880	49,764
Starbucks Corp.	19,600	1,125,628
Tapestry Inc.	8,960	396,301
Target Corp.	10,000	652,500
Thor Industries Inc.	1,200	180,864
Tiffany & Co.	1,920	199,584
The TJX Cos. Inc.	14,960	1,143,842
Tractor Supply Co.	3,360	251,160
Tupperware Brands Corp.	1,680	105,336
[a] Ulta Beauty Inc.	1,520	339,963
[a] Urban Outfitters Inc.	2,160	75,730
VF Corp.	9,680	716,320
Williams-Sonoma Inc.	2,880	148,896

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Yum! Brands Inc.	12,720	1,038,079
		20,921,372
Consumer Staples 14.9%
Altria Group Inc.	16,720	1,193,975
[a] Blue Buffalo Pet Products Inc.	1,200	39,348
Brown-Forman Corp., A	1,680	112,963
Brown-Forman Corp., B	2,560	175,795
Campbell Soup Co.	5,520	265,567
Casey's General Stores Inc.	800	89,552
Church & Dwight Co. Inc.	7,600	381,292
Clorox Co.	4,480	666,355
The Coca-Cola Co.	24,720	1,134,154
Colgate-Palmolive Co.	15,600	1,177,020
Costco Wholesale Corp.	3,200	595,584
CVS Health Corp.	14,800	1,073,000
Dr. Pepper Snapple Group Inc.	5,360	520,242
Estee Lauder Cos. Inc., A	6,720	855,053
Flowers Foods Inc.	4,000	77,240
General Mills Inc.	15,520	920,181
The Hershey Co.	4,640	526,686
Hormel Foods Corp.	8,160	296,942
Ingredion Inc.	1,520	212,496
Lamb Weston Holdings Inc.	2,720	153,544
McCormick & Co. Inc.	3,520	358,723
[a] Monster Beverage Corp.	3,120	197,465
Nu Skin Enterprises Inc., A	1,200	81,876
PepsiCo Inc.	9,760	1,170,419
Philip Morris International Inc.	11,040	1,166,376
[a] Pilgrim's Pride Corp.	1,760	54,666
The Procter & Gamble Co.	12,640	1,161,363
Sysco Corp.	14,320	869,654
Tyson Foods Inc.	6,240	505,877
Wal-Mart Stores Inc.	11,600	1,145,500
		17,178,908
Energy 1.1%
Valero Energy Corp.	13,280	1,220,565

Financials 4.1%
AGNC Investment Corp.	5,600	113,064
American National Insurance Co.	240	30,780
Annaly Capital Management Inc.	8,800	104,632
Chimera Investment Corp.	3,760	69,485
CNA Financial Corp.	480	25,464
Eaton Vance Corp.	1,680	94,735
Erie Indemnity Co., A	640	77,978
FactSet Research Systems Inc.	720	138,787
Federated Investors Inc., B	3,200	115,456
FNF Group	3,760	147,542
Lazard Ltd., A	3,280	172,200
MarketAxess Holdings Inc.	720	145,260
Marsh & McLennan Cos. Inc.	10,960	892,034
Mercury General Corp.	880	47,027
Morningstar Inc.	400	38,788
MSCI Inc.	1,360	172,094
People's United Financial Inc.	8,320	155,584
The Progressive Corp.	7,840	441,549
Realty Income Corp.	8,080	460,722
S&P Global Inc.	3,440	582,736
Santander Consumer USA Holdings Inc.	2,000	37,240
SEI Investments Co.	1,120	80,483
Simon Property Group Inc.	2,240	384,698

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

VEREIT Inc.	25,440	198,178
		4,726,516
Health Care 10.7%
AbbVie Inc.	11,680	1,129,573
Amgen Inc.	5,600	973,840
Baxter International Inc.	15,840	1,023,898
Becton Dickinson and Co.	731	156,497
[a] Biogen Inc.	3,520	1,121,366
[a] Bioverativ Inc.	2,400	129,408
[a] Cerner Corp.	3,840	258,778
Eli Lilly & Co.	13,440	1,135,142
[a] Exelixis Inc.	2,400	72,960
Gilead Sciences Inc.	15,200	1,088,928
[a] Intuitive Surgical Inc.	1,520	554,709
Johnson & Johnson	8,080	1,128,937
[a] Mettler-Toledo International Inc.	640	396,493
Pfizer Inc.	31,440	1,138,757
ResMed Inc.	4,160	352,310
[a] United Therapeutics Corp.	1,440	213,048
UnitedHealth Group Inc.	4,960	1,093,482
[a] Varian Medical Systems Inc.	2,720	302,328
		12,270,454
Industrials 16.6%
3M Co.	4,640	1,092,117
Alaska Air Group Inc.	3,840	282,278
The Boeing Co.	4,080	1,203,233
BWX Technologies Inc.	2,080	125,819
C.H. Robinson Worldwide Inc.	4,800	427,632
Cintas Corp.	2,320	361,526
Copa Holdings SA	400	53,624
[a] Copart Inc.	4,480	193,491
Cummins Inc.	3,520	621,773
Delta Air Lines Inc.	14,480	810,880
Donaldson Co. Inc.	2,320	113,564
Emerson Electric Co.	16,800	1,170,792
Expeditors International of Washington Inc.	4,640	300,162
Fastenal Co.	9,040	494,397
Graco Inc.	4,080	184,498
HEICO Corp., A	880	69,564
Honeywell International Inc.	7,280	1,116,461
Huntington Ingalls Industries Inc.	960	226,272
Illinois Tool Works Inc.	2,320	387,092
J.B. Hunt Transport Services Inc.	2,880	331,142
Landstar System Inc.	960	99,936
Lincoln Electric Holdings Inc.	960	87,917
Lockheed Martin Corp.	3,600	1,155,780
MSC Industrial Direct Co. Inc., A	960	92,794
Northrop Grumman Corp.	3,680	1,129,429
Old Dominion Freight Line Inc.	1,440	189,432
Pitney Bowes Inc.	6,640	74,235
Raytheon Co.	5,920	1,112,072
Robert Half International Inc.	4,320	239,933
Rockwell Automation Inc.	3,760	738,276
Rockwell Collins Inc.	4,320	585,878
Rollins Inc.	3,280	152,618
Southwest Airlines Co.	12,080	790,636
Toro Co.	3,760	245,265
Union Pacific Corp.	8,880	1,190,808
United Parcel Service Inc., B	9,280	1,105,712
W.W. Grainger Inc.	1,680	396,900

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Watsco Inc.	560	95,222
		19,049,160
Information Technology 19.9%
Accenture PLC, A	7,600	1,163,484
[a] Alphabet Inc., A	560	589,904
[a] Alphabet Inc., C	560	585,984
Amdocs Ltd.	4,560	298,589
Apple Inc.	6,560	1,110,149
Applied Materials Inc.	19,920	1,018,310
Automatic Data Processing Inc.	9,840	1,153,150
Broadridge Financial Solutions Inc.	3,760	340,581
CA Inc.	8,880	295,526
[a] Cadence Design Systems Inc.	3,840	160,589
CDK Global LLC	1,040	74,131
Cisco Systems Inc.	30,480	1,167,384
Cognex Corp.	1,280	78,285
Corning Inc.	15,440	493,926
Dolby Laboratories Inc., A	1,600	99,200
[a] eBay Inc.	12,640	477,034
[a] F5 Networks Inc.	2,000	262,440
FLIR Systems Inc.	2,880	134,266
Genpact Ltd.	1,120	35,549
HP Inc.	52,000	1,092,520
Intel Corp.	25,360	1,170,617
International Business Machines Corp.	7,360	1,129,171
Intuit Inc.	7,200	1,136,016
[a] IPG Photonics Corp.	240	51,391
Jack Henry & Associates Inc.	2,400	280,704
KLA-Tencor Corp.	2,480	260,574
Lam Research Corp.	2,240	412,317
Mastercard Inc., A	7,520	1,138,227
[a] Match Group Inc.	320	10,019
Maxim Integrated Products Inc.	6,800	355,504
Microchip Technology Inc.	5,840	513,219
[a] Micron Technology Inc.	8,320	342,118
Microsoft Corp.	13,520	1,156,501
Motorola Solutions Inc.	3,520	317,997
NetApp Inc.	4,720	261,110
Paychex Inc.	10,560	718,925
Skyworks Solutions Inc.	5,840	554,508
Teradyne Inc.	2,640	110,537
Texas Instruments Inc.	11,600	1,211,504
[a] VeriSign Inc.	2,880	329,587
[a] VMware Inc., A	2,160	270,691
Xilinx Inc.	7,760	523,179
		22,885,417
Materials 3.3%
Avery Dennison Corp.	1,280	147,021
International Flavors & Fragrances Inc.	2,000	305,220
LyondellBasell Industries NV, A	10,800	1,191,456
Monsanto Co.	3,440	401,723
NewMarket Corp.	240	95,374
Packaging Corp. of America	720	86,796
Praxair Inc.	2,160	334,109
The Sherwin-Williams Co.	2,640	1,082,505
Sonoco Products Co.	2,800	148,792
		3,792,996
Real Estate 1.9%
Apple Hospitality REIT Inc.	3,520	69,027
Colony NorthStar Inc., A	4,240	48,379
DDR Corp.	4,240	37,990
EPR Properties	1,440	94,263

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Gaming and Leisure Properties Inc.	3,600	133,200
Kimco Realty Corp.	5,440	98,736
National Retail Properties Inc.	4,640	200,123
[b] OMEGA Healthcare Investors Inc.	5,680	156,427
Public Storage	4,560	953,040
Senior Housing Properties Trust	6,880	131,752
Spirit Realty Capital Inc.	12,640	108,451
STORE Capital Corp.	3,200	83,328
WP Carey Inc.	1,440	99,216
		2,213,932
Telecommunication Services 1.1%
AT&T Inc.	31,200	1,213,056

Utilities 7.6%
Alliant Energy Corp.	4,640	197,710
American Electric Power Co. Inc.	12,800	941,696
Atmos Energy Corp.	2,400	206,136
Consolidated Edison Inc.	7,120	604,844
DTE Energy Co.	5,120	560,435
Duke Energy Corp.	12,640	1,063,151
Eversource Energy	4,160	262,829
Exelon Corp.	26,160	1,030,966
Hawaiian Electric Industries Inc.	2,480	89,652
NextEra Energy Inc.	6,320	987,121
OGE Energy Corp.	3,280	107,945
PG&E Corp.	13,040	584,583
Pinnacle West Capital Corp.	3,280	279,390
Public Service Enterprise Group Inc.	15,840	815,760
SCANA Corp.	3,440	136,843
Vectren Corp.	2,240	145,645
WEC Energy Group Inc.	2,400	159,432
Xcel Energy Inc.	13,040	627,354
		8,801,492
Total Investments before Short Term Investments (Cost $103,308,155)		114,273,868
Short-Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.89%	147,200	147,200
Total Investments (Cost $103,455,355) 99.5%		114,421,068

Other Assets, less Liabilities 0.5%		553,885
Net Assets 100.0%		$114,974,953

aNon-income producing.
bA portion or all of the security is on loan at December 31, 2017.
cSee Note 5 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.2%
Consumer Discretionary 25.4%
[a] AMC Networks Inc., A	42	$2,271
Aptiv PLC	260	22,056
[a] AutoZone Inc.	40	28,455
Bed Bath & Beyond Inc.	294	6,465
Best Buy Co. Inc.	456	31,222
[a] Burlington Stores Inc.	108	13,287
Carter's Inc.	86	10,104
Choice Hotels International Inc.	56	4,346
D.R. Horton Inc.	250	12,768
[a] Delphi Technologies PLC	86	4,512
Dick's Sporting Goods Inc.	158	4,541
Dollar General Corp.	308	28,647
Dominos Pizza Inc.	88	16,629
Foot Locker Inc.	274	12,845
GameStop Corp., A	200	3,590
The Gap Inc.	482	16,417
Garmin Ltd.	194	11,557
Genuine Parts Co.	274	26,033
H&R Block Inc.	396	10,383
Hanesbrands Inc.	274	5,729
Hasbro Inc.	200	18,178
[a] Hilton Grand Vacations Inc.	78	3,272
The Interpublic Group of Cos. Inc.	698	14,072
John Wiley & Sons Inc., A	78	5,129
Kohl's Corp.	360	19,523
L Brands Inc.	428	25,774
Macy's Inc.	648	16,323
[a] Michael Kors Holdings Ltd.	316	19,892
[a] The Michaels Cos. Inc.	226	5,467
Nordstrom Inc.	246	11,656
[a] NVR Inc.	5	17,541
[a] O'Reilly Automotive Inc.	116	27,903
Pool Corp.	82	10,631
Ralph Lauren Corp.	92	9,539
Regal Entertainment Group, A	198	4,556
Ross Stores Inc.	356	28,569
[a] Sally Beauty Holdings Inc.	312	5,853
Signet Jewelers Ltd.	76	4,298
Six Flags Entertainment Corp.	120	7,988
[a] Skechers USA. Inc., A	156	5,903
Tapestry Inc.	500	22,115
[a] Tempur Sealy International Inc.	34	2,131
Tiffany & Co.	174	18,087
Tractor Supply Co.	278	20,781
Tupperware Brands Corp.	120	7,524
[a] Ulta Beauty Inc.	94	21,024
[a] Under Armour Inc., C	266	3,543
[a] Urban Outfitters Inc.	136	4,768
VF Corp.	372	27,528
Williams-Sonoma Inc.	178	9,203
Wyndham Worldwide Corp.	128	14,831
Yum China Holdings Inc.	466	18,649
		704,108
Consumer Staples 9.7%
[a] Blue Buffalo Pet Products Inc.	152	4,984
Brown-Forman Corp., A	88	5,917
Brown-Forman Corp., B	352	24,172
Campbell Soup Co.	308	14,818

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Church & Dwight Co. Inc.	448	22,476
Clorox Co.	194	28,856
Coty Inc., A	682	13,565
Dr. Pepper Snapple Group Inc.	300	29,118
Energizer Holdings Inc.	46	2,207
Flowers Foods Inc.	372	7,183
[a] Herbalife Ltd.	90	6,095
The Hershey Co.	244	27,696
Kellogg Co.	364	24,745
Lamb Weston Holdings Inc.	164	9,258
McCormick & Co. Inc.	220	22,420
Molson Coors Brewing Co., B	130	10,669
Nu Skin Enterprises Inc., A	108	7,369
[a] Pilgrim's Pride Corp.	92	2,857
[a] Sprouts Farmers Market Inc.	186	4,529
		268,934
Energy 0.1%
PBF Energy Inc.	80	2,836

Financials 14.2%
American National Insurance Co.	12	1,539
Annaly Capital Management Inc.	1,294	15,386
[a] Arch Capital Group Ltd.	236	21,422
Aspen Insurance Holdings Ltd.	108	4,385
Axis Capital Holdings Ltd.	142	7,137
CBOE Global Markets Inc.	174	21,679
CNA Financial Corp.	46	2,440
[a] Credit Acceptance Corp.	18	5,823
Discover Financial Services	388	29,845
Erie Indemnity Co., A	28	3,411
Everest Re Group Ltd.	72	15,931
FactSet Research Systems Inc.	68	13,108
Federated Investors Inc., B	174	6,278
First American Financial Corp.	128	7,173
FNF Group	318	12,478
Lazard Ltd., A	176	9,240
Legg Mason Inc.	58	2,435
Mercury General Corp.	46	2,458
Moody's Corp.	178	26,275
MSCI Inc.	136	17,209
Nasdaq Inc.	168	12,907
The Progressive Corp.	514	28,948
Prosperity Bancshares Inc.	78	5,465
Realty Income Corp.	430	24,519
Santander Consumer USA Holdings Inc.	182	3,389
SEI Investments Co.	274	19,690
Torchmark Corp.	190	17,235
Unum Group	408	22,395
Validus Holdings Ltd.	118	5,536
Voya Financial Inc.	318	15,731
W.R. Berkley Corp.	158	11,321
		392,788
Health Care 9.7%
[a] Acadia Healthcare Co. Inc.	100	3,263
[a] Align Technology Inc.	104	23,108
Becton Dickinson and Co.	42	8,911
[a] Bioverativ Inc.	158	8,519
[a] Cerner Corp.	384	25,878
[a] Edwards Lifesciences Corp.	232	26,149
[a] Henry Schein Inc.	282	19,706
[a] IDEXX Laboratories Inc.	150	23,457
[a] Mednax Inc.	122	6,520
[a] Mettler-Toledo International Inc.	44	27,259

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Premier Inc., A	74	2,160
[a] United Therapeutics Corp.	86	12,724
Universal Health Services Inc., B	162	18,363
[a] Varian Medical Systems Inc.	154	17,117
[a] Waters Corp.	96	18,546
Zoetis Inc.	378	27,231
		268,911
Industrials 17.2%
Air Lease Corp.	130	6,252
Allegion PLC	122	9,706
American Airlines Group Inc.	538	27,992
BWX Technologies Inc.	114	6,896
C.H. Robinson Worldwide Inc.	258	22,985
Cintas Corp.	150	23,375
Copa Holdings SA	52	6,971
Crane Co.	76	6,781
Cummins Inc.	162	28,616
Donaldson Co. Inc.	218	10,671
Dun & Bradstreet Corp.	68	8,052
Equifax Inc.	178	20,990
Expeditors International of Washington Inc.	294	19,019
Fastenal Co.	518	28,329
Fortive Corp.	364	26,335
Graco Inc.	306	13,837
HEICO Corp., A	62	4,901
Hubbell Inc., B	64	8,662
[a] JetBlue Airways Corp.	436	9,740
KAR Auction Services Inc.	96	4,849
Lennox International Inc.	64	13,329
ManpowerGroup Inc.	118	14,881
MSC Industrial Direct Co. Inc., A	90	8,699
Nielsen Holdings PLC	586	21,330
Old Dominion Freight Line Inc.	116	15,260
Pitney Bowes Inc.	400	4,472
Robert Half International Inc.	234	12,996
Rockwell Automation Inc.	140	27,489
Rollins Inc.	196	9,120
Toro Co.	212	13,829
W.W. Grainger Inc.	100	23,625
Watsco Inc.	52	8,842
Xylem Inc.	128	8,730
		477,561
Information Technology 13.4%
Amphenol Corp., A	300	26,340
Booz Allen Hamilton Holding Corp.	280	10,676
CA Inc.	574	19,103
[a] Cadence Design Systems Inc.	530	22,165
CDK Global LLC	166	11,833
CDW Corp. of Delaware	274	19,040
Cognex Corp.	120	7,339
CSRA Inc.	192	5,745
Dolby Laboratories Inc., A	88	5,456
[a] F5 Networks Inc.	134	17,584
[a] Gartner Inc., A	140	17,241
Genpact Ltd.	228	7,237
Jack Henry & Associates Inc.	142	16,608
Juniper Networks Inc.	466	13,281
KLA-Tencor Corp.	260	27,318
[a] Manhattan Associates Inc.	126	6,242
[a] Match Group Inc.	46	1,440
National Instruments Corp.	172	7,160
NetApp Inc.	470	26,000
Paychex Inc.	404	27,504

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Red Hat Inc.	216	25,942
[a] Synopsys Inc.	246	20,969
[a] VeriSign Inc.	108	12,360
Western Union Co.	914	17,375
		371,958
Materials 1.9%
Avery Dennison Corp.	154	17,688
[a] Crown Holdings Inc.	194	10,913
NewMarket Corp.	12	4,769
RPM International Inc.	208	10,903
The Scotts Miracle-Gro Co., A	78	8,345
		52,618
Real Estate 6.6%
Alexandria Real Estate Equities Inc.	136	17,760
Apple Hospitality REIT Inc.	328	6,432
Camden Property Trust	68	6,260
Colony NorthStar Inc., A	724	8,261
Columbia Property Trust Inc.	248	5,692
CoreCivic Inc.	202	4,545
Coresite Realty Corp.	24	2,734
Digital Realty Trust Inc.	236	26,880
EPR Properties	108	7,070
[a] Equity Commonwealth	142	4,332
Essex Property Trust Inc.	106	25,585
Highwoods Properties Inc.	146	7,433
Hospitality Properties Trust	264	7,880
Lamar Advertising Co., A	142	10,542
National Retail Properties Inc.	260	11,214
Senior Housing Properties Trust	480	9,192
Tanger Factory Outlet Centers Inc.	172	4,560
Ventas Inc.	252	15,123
		181,495
Utilities 1.0%
Entergy Corp.	280	22,789
SCANA Corp.	96	3,819
		26,608
Total Investments (Cost $2,563,702) 99.2%		2,747,817

Other Assets, less Liabilities 0.8%		22,095
Net Assets 100.0%		$2,769,912

aNon-income producing.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2017 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 100.0%
Consumer Discretionary 24.8%
[a] 1-800-FLOWERS.Com Inc.	130		$1,391
Abercrombie & Fitch Co., A	394		6,867
Acushnet Holdings Corp.	66		1,391
Adtalem Global Education Inc.	232		9,756
[a] America's Car-Mart Inc.	30		1,340
American Eagle Outfitters Inc.	832		15,642
[a] American Outdoor Brands Corp.	228		2,928
[a] American Public Education Inc.	74		1,854
[a] Asbury Automotive Group Inc.	106		6,784
[a] Ascena Retail Group Inc.	660		1,551
[a] At Home Group Inc.	22		669
Barnes & Noble Inc.	234		1,568
Bassett Furniture Industries Inc.	48		1,805
[a] Belmond Ltd., A	276		3,381
Big 5 Sporting Goods Corp.	112		851
Big Lots Inc.	266		14,936
BJ's Restaurants Inc.	96		3,494
Bloomin' Brands Inc.	506		10,798
Bob Evans Farms Inc.	102		8,040
Buckle Inc.	158		3,753
[a] Buffalo Wild Wings Inc.	66		10,319
[a] Build-A-Bear-Workshop Inc.	62		570
Caleres Inc.	214		7,165
Camping World Holdings Inc., A	104		4,652
Capella Education Co.	66		5,108
[a] Career Education Corp.	244		2,948
The Cato Corp., A	124		1,974
The Cheesecake Factory Inc.	270		13,009
Chico's FAS Inc.	654		5,768
The Children's Place Inc.	92		13,372
Churchill Downs Inc.	28		6,516
[a] Chuy's Holdings Inc.	88		2,468
Citi Trends Inc.	66		1,746
Collectors Universe Inc.	44		1,260
Columbia Sportswear Co.	120		8,626
[a] The Container Store Group Inc.	78		370
Cooper Tire & Rubber Co.	224		7,918
[a] Cooper-Standard Holding Inc.	68		8,330
Core-Mark Holding Co. Inc.	194		6,127
Cracker Barrel Old Country Store Inc.	114		18,113
[a] Crocs Inc.	142		1,795
CSS Industries Inc.	36		1,002
Dana Inc.	308		9,859
[a] Dave & Buster's Entertainment Inc.	194		10,703
[a] Deckers Outdoor Corp.	140		11,235
[a] Del Frisco's Restaurant Group Inc.	78		1,190
[a] Denny's Corp.	350		4,634
Dillard's Inc., A	46		2,762
DineEquity Inc.	70		3,551
[a] Dorman Products Inc.	126		7,704
DSW Inc., A	306		6,551
[a] Duluth Holdings Inc.	44		785
[a] El Pollo Loco Holdings Inc.	86		851
Entravision Communications Corp., A	144		1,030
Escalade Inc.	50		615
Ethan Allen Interiors Inc.	138		3,947
[a] Express Inc.	158		1,604
[a] Fiesta Restaurant Group Inc.	130		2,470
The Finish Line Inc., A	202		2,935

Quarterly Statement of Investments | See Notes to Statements of Investments.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Five Below Inc.	284	18,835
Flexsteel Industries Inc.	36	1,684
[a] Francesca's Holdings Corp.	204	1,491
Gannett Co. Inc.	578	6,699
[a] Genesco Inc.	108	3,510
[a] Grand Canyon Education Inc.	248	22,203
Group 1 Automotive Inc.	72	5,110
Guess? Inc.	274	4,625
[a] The Habit Restaurants Inc., A	94	898
Hamilton Beach Brands Holding Co., A	6	154
Haverty Furniture Cos. Inc.	114	2,582
[a] Hibbett Sports Inc.	104	2,122
Hooker Furniture Corp.	50	2,123
ILG Inc.	432	12,303
[a] iRobot Corp.	98	7,517
[a] J. Jill Inc.	42	328
Jack in the Box Inc.	138	13,539
Johnson Outdoors Inc., A	28	1,739
[a] Kirkland's Inc.	74	885
La-Z-Boy Inc.	228	7,114
LCI Industries	102	13,260
Liberty Tax Inc.	44	484
Lifetime Brands Inc.	54	891
[a] Malibu Boats Inc., A	44	1,308
Marcus Corp.	92	2,516
Marine Products Corp.	38	484
Marriott Vacations Worldwide Corp.	64	8,653
[a] MCBC Holdings Inc.	56	1,244
Meredith Corp.	192	12,682
[a] Monarch Casino & Resort Inc.	22	986
Monro Inc.	132	7,517
Movado Group Inc.	74	2,383
National CineMedia Inc.	268	1,838
[a] Nautilus Inc.	132	1,762
New Media Investment Group Inc.	290	4,866
The New York Times Co., A	594	10,989
Nutrisystem Inc.	126	6,628
Office Depot Inc.	1,736	6,145
[a] Ollie's Bargain Outlet Holdings Inc.	182	9,692
[a] Overstock.com Inc.	34	2,173
Oxford Industries Inc.	84	6,316
Papa John's International Inc.	112	6,284
PetMed Express Inc.	114	5,187
Pier 1 Imports Inc.	434	1,797
[a] Potbelly Corp.	104	1,279
[a] Regis Corp.	76	1,167
Rent-A-Center Inc.	214	2,375
Ruth's Hospitality Group Inc.	136	2,944
Scholastic Corp.	144	5,776
Shoe Carnival Inc.	64	1,712
Tile Shop Holdings Inc.	180	1,728
[a] Sleep Number Corp.	194	7,292
Sonic Automotive Inc.	130	2,399
[a] Sportsman's Warehouse Holdings Inc.	166	1,097
Standard Motor Products Inc.	96	4,311
[a] Steven Madden Ltd.	262	12,235
Strayer Education Inc.	58	5,196
Sturm Ruger & Co. Inc.	90	5,027
Superior Uniform Group Inc.	40	1,068
Tailored Brands Inc.	180	3,929
Tenneco Inc.	228	13,347
Texas Roadhouse Inc., A	382	20,124
Tilly's Inc., A	62	915
Time Inc.	478	8,819

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Vera Bradley Inc.	94	1,145
Weyco Group Inc.	34	1,010
[a] WideOpenWest Inc.	44	465
Winmark Corp.	12	1,553
Wolverine World Wide Inc.	470	14,984
World Wrestling Entertainment Inc.	146	4,465
[a] Zoe's Kitchen Inc.	86	1,438
[a] Zumiez Inc.	80	1,666
		661,393
Consumer Staples 6.0%
B&G Foods Inc., A	276	9,701
[a] Boston Beer Inc., A	40	7,644
[a] Central Garden & Pet Co.	38	1,479
[a] Central Garden & Pet Co., A	130	4,902
[a] The Chefs' Warehouse Inc.	40	820
Coca-Cola Bottling Co. Consolidated	24	5,166
Dean Foods Co.	458	5,295
[a] Farmer Brothers Co.	40	1,286
[a] Hostess Brands Inc., A	268	3,969
Ingles Markets Inc., A	66	2,284
Inter Parfums Inc.	74	3,215
J & J Snack Foods Corp.	80	12,146
John B. Sanfilippo & Son Inc.	42	2,657
Lancaster Colony Corp.	84	10,854
Medifast Inc.	58	4,049
National Beverage Corp.	64	6,236
[a] Natural Grocers by Vitamin Cottage Inc.	38	339
Natures Sunshine Products Inc.	56	647
[a] Performance Food Group Co.	328	10,857
PriceSmart Inc.	110	9,471
Sanderson Farms Inc.	90	12,490
[a] Smart & Final Stores Inc.	80	684
Snyders-Lance Inc.	334	16,727
Universal Corp.	104	5,460
Vector Group Ltd.	440	9,847
Village Super Market Inc., A	48	1,101
WD-40 Co.	70	8,260
Weis Markets Inc.	54	2,235
		159,821
Energy 0.0%†
[a] Smart Sand Inc.	60	520

Financials 8.6%
1st Source Corp.	56	2,769
Ames National Corp.	40	1,114
AmTrust Financial Services Inc.	294	2,961
Anworth Mortgage Asset Corp.	274	1,491
Apollo Commercial Finance Inc.	378	6,974
B. Riley Financial Inc.	64	1,158
Baldwin & Lyons Inc., B	38	910
BancFirst Corp.	72	3,683
Blue Capital Reinsurance Holdings Ltd.	22	265
Bryn Mawr Bank Corp.	70	3,094
Capitol Federal Financial Inc.	284	3,808
Capstead Mortgage Corp.	342	2,958
Citizens & Northern Corp.	50	1,200
[a] Citizens Inc., A	218	1,602
Clifton Bancorp Inc.	80	1,368
CNB Financial Corp.	58	1,522
Cohen & Steers Inc.	94	4,445
Community Bank System Inc.	230	12,362
Crawford & Co., B	58	558
Diamond Hill Investment Group Inc.	10	2,067

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Donegal Group Inc., A	16	277
Dynex Capital Inc.	164	1,150
EMC Insurance Group Inc.	28	803
[a] Essent Group Ltd.	326	14,155
Evercore Inc.	170	15,300
Farmers Capital Bank Corp.	36	1,386
FBL Financial Group Inc., A	34	2,368
Financial Institutions Inc.	74	2,301
First Bancorp Inc.	42	1,144
First Citizens Bancorp	30	660
First Commonwealth Financial Corp.	448	6,415
First Financial Northwest Inc.	36	558
First Guaranty Bancshares Inc.	16	400
Greene County Bancorp Inc.	6	196
Greenhill & Co. Inc.	126	2,457
[a] Hallmark Financial Services Inc.	44	459
Heritage Commerce Corp.	116	1,777
Heritage Financial Corp.	116	3,573
Horace Mann Educators Corp.	200	8,820
International Bancshares Corp.	224	8,893
Invesco Mortgage Capital	504	8,986
Investors Title Co.	6	1,190
Kingstone Cos. Inc.	28	526
Lakeland Financial Corp.	98	4,752
LCNB Corp.	38	777
Macatawa Bancorp	110	1,100
Maiden Holdings Ltd.	342	2,257
MBT Financial Corp.	72	763
MidSouth Bancorp Inc.	36	477
Midwestone Financial Group Inc.	44	1,475
National Bankshares Inc.	32	1,454
National Western Life Group Inc., A	12	3,972
NBT Bancorp Inc.	176	6,477
Nelnet Inc., A	92	5,040
Northfield Bancorp Inc.	208	3,553
Northwest Bancshares Inc.	424	7,094
Ohio Valley Banc Corp.	14	566
Old Point Financial Corp.	14	417
Penns Woods Bancorp Inc.	16	745
Premier Financial Bancorp Inc.	46	924
Provident Financial Services Inc.	306	8,253
Pzena Investment Management Inc., A	56	598
[a] Regional Management Corp.	56	1,473
Shore Bancshares Inc.	52	868
Silvercrest Asset Management Group Inc., A	30	482
Summit Financial Group Inc.	40	1,053
Territorial Bancorp Inc.	38	1,173
Tompkins Financial Corp.	46	3,742
TrustCo Bank Corp. NY	410	3,772
United Fire Group Inc.	74	3,373
Universal Insurance Holdings Inc.	122	3,337
Value Line Inc.	8	155
Virtu Financial Inc., A	78	1,427
Waddell & Reed Financial Inc., A	306	6,836
[a] Walker & Dunlop Inc.	86	4,085
Westwood Holdings Group Inc.	40	2,648
[a] World Acceptance Corp.	30	2,422
		227,643
Health Care 11.5%
[a] AAC Holdings Inc.	56	504
[a] Acorda Therapeutics Inc.	186	3,990
[a] Addus Homecare Corp.	24	835
[a] Almost Family Inc.	56	3,100

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Amedisys Inc.	144	7,590
[a] AMN Healthcare Services Inc.	204	10,047
[a] AtriCure Inc.	92	1,678
Atrion Corp.	8	5,045
[a] Biospecifics Technologies Corp.	22	953
[a] BioTelemetry Inc.	132	3,947
Cantel Medical Corp.	158	16,253
[a] Cardiovascular Systems Inc.	108	2,558
Chemed Corp.	80	19,442
[a] Civitas Solutions Inc.	60	1,026
[a] Community Health Systems Inc.	384	1,636
Computer Programs and Systems Inc.	54	1,623
CONMED Corp.	124	6,320
[a] Corcept Therapeutics Inc.	444	8,019
[a] CorVel Corp.	40	2,116
[a] CryoLife Inc.	124	2,375
[a] Cutera Inc.	56	2,540
[a] Eagle Pharmaceuticals Inc.	18	961
[a] Enzo Biochem Inc.	166	1,353
[a] Exactech Inc.	56	2,769
[a] Fonar Corp.	20	487
[a] Genomic Health Inc.	98	3,352
[a] Globus Medical Inc., A	336	13,810
HealthSouth Corp.	474	23,420
[a] Heska Corp.	26	2,085
[a] Inogen Inc.	54	6,430
[a] Integra LifeSciences Holdings	248	11,869
Kindred Healthcare Inc.	502	4,869
LeMaitre Vascular Inc.	66	2,101
[a] LHC Group Inc.	68	4,165
Luminex Corp.	164	3,231
[a] Masimo Corp.	256	21,709
Meridian Bioscience Inc.	224	3,136
[a] Merit Medical Systems Inc.	146	6,307
[a] MiMedx Group Inc.	426	5,372
[a] Myriad Genetics Inc.	306	10,510
National Healthcare Corp.	52	3,169
National Research Corp., A	44	1,641
[a] NuVasive Inc.	146	8,539
[a] Orthofix International Nv	84	4,595
[a] OrthoPediatrics Corp.	10	192
Owens & Minor Inc.	284	5,362
[a] PDL BioPharma Inc.	822	2,252
[a] Penumbra Inc.	128	12,045
Phibro Animal Health Corp.	82	2,747
[a] Prestige Brands Holdings Inc.	172	7,638
[a] Quality Systems Inc.	226	3,069
[a] Reata Pharmaceuticals Inc.	34	963
Simulations Plus Inc.	36	580
[a] STAAR Surgical Co.	90	1,395
[a] Supernus Pharmaceuticals Inc.	202	8,050
[a] Tactile Systems Technology Inc.	36	1,043
U.S. Physical Therapy Inc.	50	3,610
Utah Medical Products Inc.	18	1,465
[a] Varex Imaging Corp.	134	5,383
[a] Vocera Communications Inc.	94	2,841
		306,112
Industrials 16.7%
ABM Industries Inc.	258	9,732
Aircastle Ltd.	212	4,959
Alamo Group Inc.	40	4,515
Albany International Corp., A	60	3,687
Allegiant Travel Co.	62	9,594

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Altra Industrial Motion Corp.	124	6,250
Applied Industrial Technologies Inc.	212	14,437
Astec Industries Inc.	78	4,563
BG Staffing Inc.	24	383
Brady Corp., A	216	8,186
Briggs & Stratton Corp.	160	4,059
The Brink's Co.	206	16,212
[a] Covenant Transportation Group Inc., A	48	1,379
Deluxe Corp.	276	21,208
Douglas Dynamics Inc.	86	3,251
The Eastern Co.	16	418
Ennis Inc.	116	2,407
EnPro Industries Inc.	68	6,359
EnviroStar Inc.	10	400
Exponent Inc.	106	7,537
Federal Signal Corp.	234	4,701
Forward Air Corp.	148	8,501
[a] Foundation Building Materials Inc.	30	444
[a] Franklin Covey Co.	48	996
Global Brass & Copper Holdings Inc.	78	2,582
Hawaiian Holdings Inc.	200	7,970
Healthcare Services Group Inc.	288	15,183
Heartland Express Inc.	198	4,621
Heidrick & Struggles International Inc.	96	2,357
[a] Heritage-Crystal Clean Inc.	28	609
Herman Miller Inc.	294	11,775
Hillenbrand Inc.	278	12,427
HNI Corp.	210	8,100
[a] Huttig Building Products Inc.	72	479
Hyster-Yale Materials Handling Inc.	44	3,747
[a] ICF International Inc.	92	4,830
Insperity Inc.	184	10,552
Interface Inc.	258	6,489
John Bean Technologies Corp.	124	13,739
Kadant Inc.	52	5,221
Kaman Corp., A	128	7,532
Kelly Services Inc., A	158	4,309
Kforce Inc.	138	3,484
Kimball International Inc., B	166	3,099
Knight-Swift transportation Holdings Inc.	528	23,084
Knoll Inc.	218	5,023
Korn/Ferry International	278	11,504
[a] Lawson Products Inc.	30	742
Lindsay Corp.	44	3,881
LSC Communications Inc.	116	1,757
McGrath RentCorp	108	5,074
Mobile Mini Inc.	208	7,176
[a] Moog Inc., A	102	8,859
MSA Safety Inc.	110	8,527
National Presto Industries Inc.	20	1,989
Omega Flex Inc.	14	1,000
Preformed Line Products Co.	12	853
Quad/Graphics Inc.	104	2,350
Resources Connection Inc.	172	2,657
[a] Rush Enterprises Inc., B	10	482
[a] SAIA Inc.	130	9,197
Schneider National Inc.	138	3,941
Simpson Manufacturing Co. Inc.	174	9,989
Standex International Corp.	56	5,704
Steelcase Inc., A	442	6,718
Tennant Co.	98	7,120
[a] Trex Co. Inc.	118	12,790
UniFirst Corp.	66	10,883
Universal Logistics Holdings Inc.	38	902

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Watts Water Technologies Inc., A	112	8,506
Werner Enterprises Inc.	232	8,967
[a] Willdan Group Inc.	24	575
		443,533
Information Technology 18.6%
[a] Acacia Communications Inc.	58	2,101
ADTRAN Inc.	98	1,896
[a] Advanced Energy Industries Inc.	118	7,963
American Software Inc., A	124	1,442
[a] Aspen Technology Inc.	330	21,846
[a] Avid Technology Inc.	154	830
Badger Meter Inc.	112	5,354
[a] Barracuda Networks Inc.	102	2,805
Blackbaud Inc.	148	13,985
Cabot Microelectronics Corp.	96	9,032
[a] Carbonite Inc.	96	2,410
[a] Care.com Inc.	46	830
[a] CEVA Inc.	68	3,138
[a] Cimpress NV	108	12,947
[a] Cirrus Logic Inc.	290	15,039
[a] Clearfield Inc.	40	490
[a] CommerceHub Inc., A	44	968
[a] CommerceHub Inc., C	112	2,306
[a] CommVault Systems Inc.	198	10,395
[a] Control4 Corp.	82	2,440
Convergys Corp.	436	10,246
CSG Systems International Inc.	168	7,362
[a] CyberOptics Corp.	22	330
Daktronics Inc.	150	1,369
[a] EPAM Systems Inc.	224	24,064
[a] ePlus Inc.	56	4,211
EVERTEC Inc.	248	3,385
[a] Extreme Networks Inc.	230	2,880
Fair Isaac Corp.	154	23,593
Forrester Research Inc.	54	2,387
[a] GrubHub Inc.	276	19,817
Hackett Group Inc.	112	1,760
[a] Imperva Inc.	108	4,288
[a] Insight Enterprises Inc.	184	7,045
InterDigital Inc.	166	12,641
[a] Iteris Inc.	78	544
J2 Global Inc.	208	15,606
Littelfuse Inc.	108	21,365
ManTech International Corp., A	104	5,220
[a] The Meet Group Inc.	246	694
[a] MicroStrategy Inc.	40	5,252
[a] Mitek Systems Inc.	132	1,181
MKS Instruments Inc.	196	18,522
Monolithic Power Systems	190	21,348
Monotype Imaging Holdings Inc.	200	4,820
NIC Inc.	294	4,880
[a] Novanta Inc.	66	3,300
NVE Corp.	16	1,376
PC Connection Inc.	56	1,468
[a] PC Mall Inc.	30	297
Pegasystems Inc.	180	8,487
[a] Pixelworks Inc.	84	532
Plantronics Inc.	156	7,859
QAD Inc., A	42	1,632
[a] Qualys Inc.	110	6,528
[a] Quantum Corp.	84	473
[a] RingCentral Inc., A	204	9,874
[a] Rosetta Stone Inc.	38	474

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

[a] Rudolph Technologies Inc.	120	2,868
[a] ScanSource Inc.	118	4,224
Science Applications International Corp.	148	11,332
[a] Silicon Laboratories Inc.	172	15,188
[a] Stamps.com Inc.	58	10,904
[a] Sykes Enterprises Inc.	150	4,717
[a] Syntel Inc.	114	2,621
[a] Tech Data Corp.	138	13,520
TeleTech Holdings Inc.	64	2,576
Travelport Worldwide Ltd.	418	5,463
[a] Tucows Inc., A	26	1,821
[a] Ubiquiti Networks Inc.	110	7,812
[a] Varonis Systems Inc.	60	2,913
Vishay Intertechnology Inc.	446	9,254
[a] Vishay Precision Group Inc.	20	503
[a] XO Group Inc.	112	2,068
[a] Yelp Inc.	266	11,161
[a] Yext Inc.	60	722
[a] Zix Corp.	280	1,226
		496,220
Materials 1.4%
Chase Corp.	30	3,615
Greif Inc., A	108	6,543
Greif Inc., B	24	1,664
Innophos Holdings Inc.	80	3,738
Myers Industries Inc.	100	1,950
Schweitzer-Mauduit International Inc.	132	5,988
Sensient Technologies Corp.	186	13,606
		37,104
Real Estate 5.3%
[a] Altisource Portfolio Solutions SA	46	1,288
Cedar Realty Trust Inc.	180	1,094
Chesapeake Lodging Trust	208	5,635
First Industrial Realty Trust Inc.	250	7,868
Franklin Street Properties Corp.	500	5,370
Government Properties Income Trust	366	6,786
Healthcare Realty Trust Inc.	504	16,189
LaSalle Hotel Properties	534	14,989
Lexington Realty Trust	1,032	9,959
LTC Properties Inc.	182	7,926
Monmouth Real Estate Investment Corp., A	164	2,919
One Liberty Properties Inc.	70	1,814
Preferred Apartment Communities Inc., A	156	3,159
PS Business Parks Inc.	108	13,510
[a] Quality Care Properties Inc.	366	5,054
Ramco-Gershenson Properties Trust	388	5,715
RE/MAX Holdings Inc., A	92	4,462
RLJ Lodging Trust	342	7,514
The RMR Group Inc., A	14	830
Select Income REIT	290	7,288
STAG Industrial Inc.	288	7,871
Urstadt Biddle Properties, A	126	2,739
		139,979
Telecommunication Services 0.7%
Cogent Communications Holdings Inc.	158	7,157
[a] IDT Corp., B	80	848
Spok Holdings Inc.	84	1,315
[a] Vonage Holdings Corp.	858	8,726
		18,046
Utilities 6.4%
ALLETE Inc.	210	15,616
American States Water Co.	182	10,540

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2017 (unaudited) (continued)

Artesian Resources Corp., A	30	1,157
Avista Corp.	290	14,932
California Water Service Group	202	9,161
Chesapeake Utilities Corp.	64	5,027
El Paso Electric Co.	182	10,074
IDACORP Inc.	156	14,252
MGE Energy Inc.	152	9,591
New Jersey Resources Corp.	344	13,829
Northwest Natural Gas Co.	120	7,158
NRG Yield Inc., A	120	2,262
SJW Group	56	3,574
Southwest Gas Holdings Inc.	206	16,579
Spark Energy Inc., A	62	769
Spire Inc.	196	14,729
Unitil Corp.	62	2,828
WGL Holdings Inc.	210	18,026
		170,104
Total Investments (Cost $2,527,076) 100.0%		2,660,475

Other Assets, less Liabilities 0.0%†		920
Net Assets 100.0%		$2,661,395

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
Abbreviations
Selected Portfolio
REIT	- Real Estate Investment Trust

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-eight separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Effective April 26, 2017, the Trust began offering shares of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF and Franklin LibertyQ U.S. Small Cap Equity ETF. Effective August 31, 2017, the Trust began offering shares of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF. Effective November 2, 2017, the Trust began offering shares of Franklin FTSE Australia ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE South Korea ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF. Effective November 3, 2017, the Trust began offering shares of Franklin FTSE Brazil ETF and Franklin FTSE Mexico ETF. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty Intermediate Municipal Opportunities ETF, Franklin Liberty International Opportunities ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Municipal Bond ETF and Franklin Liberty U.S. Low Volatility ETF which are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty Investment Grade Corporate ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following fund invested in derivatives during the period.

Franklin FTSE Europe Hedged ETF – Forwards Franklin FTSE Japan Hedged ETF – Forwards

Franklin Liberty International Opportunities ETF – Forwards Franklin LibertyQ International Equity Hedged ETF – Forwards

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments satisfy the applicable terms and conditions of the sanctions. At December 31, 2017, Franklin LibertyQ Emerging Markets ETF had 10.7% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2017, investments in affiliated management investment companies were as follows:

								Net Change in
	Number of Shares			Number of Shares	Value at			Unrealized
	Held at Beginning	Gross	Gross	Held at End of	End of	Dividend	Realized	Appreciation
	of Period Additions Reductions			Period	Period	Income	Gain (Loss)	(Depreciation)
Franklin LibertyQ Emerging Markets ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	-	4,649,890	(4,649,890)	-	$-	$-	$-	$-

Franklin LibertyQ Global Dividend ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	-	187,900	(159,550)	28,350	$28,350	$-	$-	$-

Franklin LibertyQ Global Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	-	4,900	(4,900)	-	$-	$-	$-	$-

Franklin LibertyQ U.S. Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	-	827,324	(680,124)	147,200	$147,200	$-	$-	$-

Franklin LibertyQ U.S. Mid Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	-	116,119	(116,119)	-	$-	$-	$-	$-

Franklin LibertyQ U.S. Small Cap Equity ETF
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.89%	-	306,100	(306,100)	-	$-	$-	$-	$-

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,616,195	$-	$-	$2,616,195

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$4,953,959	$-	$-	$4,953,959

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,563,413	$-	$-	$2,563,413

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments	$10,211,509	$-	$-	$10,211,509

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$106,796,267	$-	$-	$106,796,267

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$24,832,386	$-	$-	$24,832,386
Other Financial Instruments:
Forward Exchange Contracts	$-	$302	$-	$302
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$388,939	$-	$388,939

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,516,874	$-	$ -	$2,516,874

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,540,791	$-	$ -	$2,540,791

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments	$7,920,191	$-	$ -	$7,920,191

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,492,727	$-	$ -	$2,492,727

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments	$15,846,798	$-	$ -	$15,846,798

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments	$31,434,332	$-	$ -	$31,434,332
Other Financial Instruments:
Forward Exchange Contracts	$-	$106,296	$ -	$106,296
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$2,056	$ -	$2,056

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,472,237	$-	$ -	$2,472,237

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,589,848	$-	$ -	$2,589,848

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments	$5,052,171	$-	$ -	$5,052,171

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments	$2,613,163	$-	$ -	$2,613,163

Franklin Liberty Intermediate Municipal
Opportunities ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$-	$7,396,070	$ -	$7,396,070

Franklin Liberty International Opportunities ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,912,340	$-	$ -	$5,912,340
Other Financial Instruments:
Forward Exchange Contracts	$-	$16,202	$ -	$16,202
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$1,287	$ -	$1,287

Franklin Liberty Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds	$-	$37,306,866	$ -	$37,306,866
U.S. Government & Agency Securities	-	1,314,384	-	1,314,384
Short Term Investments	-	559,984	-	559,984
Total Investments in Securities	$-	$39,181,234	$ -	$39,181,234

Franklin Liberty Municipal Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$-	$7,447,300	$ -	$7,447,300

Franklin Liberty U.S. Low Volatility ETF
Assets:
Investments in Securities:[a]
Equity Investments	$6,058,480	$-	$ -	$6,058,480

Franklin LibertyQ Emerging Markets ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$408,762,936	$-	$ -	$408,762,936

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,291,420	$-	$ -	$17,291,420
Short Term Investments	28,350	-	-	28,350
Total Investments in Securities	$17,319,770	$-	$ -	$17,319,770

Franklin LibertyQ Global Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,261,506	$-	$ -	$18,261,506

Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,128,482	$-	$ -	$10,128,482

Other Financial Instruments:
Forward Exchange Contracts	$-	$24,380	$ -	$24,380
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$-	$71,140	$ -	$71,140

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments	$114,273,868	$	- $	-	$114,273,868
Short Term Investments	147,200		-	-	147,200
Total Investments in Securities	$114,421,068	$	- $	-	$114,421,068

Franklin LibertyQ U.S. Mid Cap Equity ETF

Assets:

Investments in Securities:[a]
Equity Investments	$2,747,817	$	- $	-	$2,747,817

Franklin LibertyQ U.S. Small Cap Equity ETF

Assets:

Investments in Securities:[a]
Equity Investments	$2,660,475	$	- $	-	$2,660,475

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks, management investment companies, as well as other equity interests.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  February 26, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 26, 2018